ULTRA SERIES FUND





PROSPECTUS                                                         MAY 1, 2002


                                Money Market Fund
                                    Bond Fund
                                High Income Fund
                                  Balanced Fund
                          Growth and Income Stock Fund
                         Capital Appreciation Stock Fund
                               Mid-Cap Stock Fund
                           Multi-Cap Growth Stock Fund
                            International Stock Fund
                             Global Securities Fund













As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                           PAGE
THE FUND
         Expenses............................................................1
         Money Market Fund...................................................2
         Bond Fund...........................................................4
         High Income Fund....................................................6
         Balanced Fund.......................................................8
         Growth and Income Stock Fund.......................................10
         Capital Appreciation Stock Fund....................................12
         Mid-Cap Stock Fund.................................................14
         Multi-Cap Growth Stock Fund (formerly known as
            Emerging Growth Fund)...........................................18
         International Stock Fund...........................................22
         Global Securities Fund.............................................26
         Risk vs. Return....................................................29

ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES
         Foreign Securities.................................................30
         Small Capitalization Stocks........................................30

THE SHARES
         Offer..............................................................31
         Purchase and Redemption............................................31
         Dividends..........................................................32
         Pricing of Fund Shares.............................................32
         Taxes..............................................................33

MORE ABOUT ULTRA SERIES FUND
         Portfolio Management...............................................33
         Inquiries..........................................................35
         Financial Highlights...............................................35

Additional information about each fund's investments is available in the Statement of Additional Information (SAI), and the annual and semiannual reports to shareholders. In particular, the annual reports will discuss the relevant market conditions and investment strategies used by the portfolio manager(s) that materially affected performance during the prior fiscal year. You may get a copy of the most recent of these reports at no cost by calling 1-800-798-5500.

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency. Such an investment involves certain risks, including loss of principal, and is not guaranteed to result in positive investment gains. The investment objectives of the funds are "fundamental" meaning they cannot be changed without shareholder approval. These funds may not achieve their objectives.

                                    EXPENSES

This table describes the expenses that you may pay if you buy and hold shares of the fund.

                                SHAREHOLDER FEES
                                      None


                     ANNUAL FUND OPERATING EXPENSES FOR 2001

                                                                Total Annual
Fund                                Management        Other  Operating Expenses
 Money Market                         .45%            .01%          .46%
 Bond                                 .55%            .01%          .56%
 High Income                          .75%            .01%          .76%
 Balanced                             .70%            .01%          .71%
 Growth and Income Stock              .60%            .01%          .61%
 Capital Appreciation Stock           .80%            .01%          .81%
 Mid-Cap Stock                       1.00%            .01%         1.01%
 Multi-Cap Growth Stock               .85%            .01%          .86%
 International Stock                 1.20%            .01%         1.21%
 Global Securities                    .95%            .01%          .96%


Annual fund operating expenses are paid out of fund assets and are reflected in the share price.

Management fees are amounts paid to the investment adviser for managing the funds' investments and administering fund operations.

Other expenses are trustees' fees, auditors' fees, interest on borrowings, any taxes and extraordinary expenses. The figures in the above chart are estimates.

EXAMPLES
The examples shown below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples are based on a $10,000 initial investment in each fund over the various time periods indicated. The examples assume 5% annual return and redemption at the end of each period.



Fund                                1 year     3 years     5 years     10 years
Money Market                        $  47       $ 148       $ 258       $   579
Bond                                   57         179         313           701
High Income                            78         243          --            --
Balanced                               73         227         395           883
Growth and Income Stock                62         195         340           762
Capital Appreciation Stock             83         259         450         1,002
Mid-Cap Stock                         103         322         558         1,236
Multi-Cap Growth Stock                 88         274          --            --
International Stock                   123         384          --            --
Global Securities                      98         306          --            --


You should not consider the examples above as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                                MONEY MARKET FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Money Market Fund seeks high current income from money market instruments consistent with the preservation of capital and liquidity. The fund intends to maintain a stable value of $1.00 per share.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    require stability of principal

o are seeking a mutual fund for the cash portion of an asset allocation program

o    need to "park" your money temporarily or

o    consider yourself a saver rather than an investor.


You may want to invest fewer of your assets in this fund if you:

o    want federal deposit insurance

o    are seeking an investment that is likely to outpace inflation

o are investing for retirement or other goals that are many years in the future or

o    are investing for growth or maximum current income.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any money market fund, the yield paid by the fund will vary with changes in interest rates. Generally, if interest rates rise, the market value of income bearing securities will decline. There is a possibility that the fund's share value could fall below $1.00, which could reduce the value of your account. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund attempts to maintain a stable price of $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the fund.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Money Market Fund invests exclusively in U.S. dollar-denominated money market securities maturing (or resetting their interest rates to market levels) in thirteen months or less from the date of purchase. It includes securities issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations such as the World Bank. At least 95% of the fund's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the fund's assets must be invested in securities rated in the two highest rating categories. A more detailed description of the types of permissible issuers and rating categories is contained in the SAI. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The fund may also invest in U.S. dollar-denominated foreign money market securities, although no more than 25% of the fund's assets may be invested in these securities unless they are backed by a U.S. parent financial institution.

                          MONEY MARKET FUND PERFORMANCE

How has the Money Market Fund performed?

The following chart provides an indication of the risks of investing in the Money Market Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Money Market Fund. Total returns are as follows:


     1992             3.05%             1997             5.01%
     1993             2.86%             1998             5.00%
     1994             3.34%             1999             4.69%
     1995             5.21%             2000             5.86%
     1996             4.72%             2001             3.79%



                       Best Calendar Quarter: 3Q'00 1.56%
                       Worst Calendar Quarter: 4Q'01 0.55%


Please remember that past performance is no guarantee of the results the Money Market Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the Money Market Fund compare to general money market returns?

The following table compares the performance of the Money Market Fund with the performance of the 90-day U.S. Treasury Bill, which is one measure of the performance of the relevant market. Returns shown for the Money Market Fund are after the deduction of fund management and operating expenses. The Treasury Bill returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year   Five Year     Ten Year

Money Market Fund                       3.79%       4.87%        4.35%
90-day U.S. Treasury Bill               4.09%       5.01%        4.69%

                                    BOND FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Bond Fund seeks to generate a high level of current income, consistent with the prudent limitation of investment risk, primarily through investment in a diversified portfolio of income bearing debt securities.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    seek an investment based on a regular stream of income

o seek higher potential returns than money market funds and are willing to accept moderate risk of volatility

o    want to diversify your investments

o    seek a mutual fund for the income portion of an asset allocation program or

o    are retired or nearing retirement.


You may want to invest fewer of your assets in this fund if you:

o    invest for maximum return over a long time horizon or

o    need absolute stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with most income funds, the Bond Fund is subject to interest rate risk, the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income bearing securities. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions. Loss of money is a risk of investing in this fund.

In addition, the fund is subject to credit risk, the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due. The ability of the fund to realize interest under repurchase agreements and pursuant to loans of the fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the fund. There is also prepayment/extension risk, which is the chance that a rise or fall in interest rates will reduce/extend the life of a mortgage-backed security by increasing/decreasing mortgage prepayments, reducing the return in either case.

To the extent that the fund invests in non-investment grade securities, the fund is also subject to above-average credit, market and other risks. Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?


To keep current income relatively stable and to limit share price volatility, the Bond Fund emphasizes investment grade securities and maintains an intermediate (typically 3-6 year) average portfolio duration. The MEMBERS Capital Advisors, Inc. management team utilizes an approach that involves frequent trading of the securities in the portfolio. Under normal circumstances, the fund invests at least 80% of its assets in:

o Corporate debt securities: securities issued by domestic and foreign corporations;

o U.S. government debt securities: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; and

o Foreign government debt securities: securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars.

To the extent permitted by law and available in the market, the fund will also invest in asset-backed and mortgage-backed securities, including those representing mortgage, commercial or consumer loans originated by credit unions.

                              BOND FUND PERFORMANCE

How has the Bond Fund performed?

The following chart provides an indication of the risks of investing in the Bond Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Bond Fund. Total returns are as follows:


     1992            6.47%              1997             7.45%
     1993            8.87%              1998             6.18%
     1994           -3.06%              1999             0.73%
     1995           16.37%              2000             8.11%
     1996            2.86%              2001             8.32%

                       Best Calendar Quarter: 2Q'95 5.29%
                      Worst Calendar Quarter: 1Q'94 -2.51%


Please remember that past performance is no guarantee of the results the Bond Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the Bond Fund compare to the bond market?

The following table compares the performance of the Bond Fund with the performance of the Lehman Brothers Intermediate Government/Credit Bond Index which is one measure of the performance of the relevant market. Returns shown for the Bond Fund are after the deduction of fund management and operating expenses. The Lehman Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year   Five Year     Ten Year

Bond Fund                               8.32%       6.12%        6.12%
Lehman Brothers Government/Credit
  Intermediate Bond Index               8.96%       7.09%        6.81%

                                HIGH INCOME FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The High Income Fund seeks high current income by investing primarily in a diversified portfolio of lower-rated, higher-yielding income bearing securities. The fund also seeks capital appreciation, but only when consistent with its primary goal.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o are seeking higher potential returns than most bond funds and are willing to accept significant risk of volatility

o    want to diversify your investments or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    desire relative stability of your principal or

o    are investing for maximum return over a long time horizon.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

This fund is subject to above-average interest rate and credit risks, which are risks that the value of your investment will fluctuate in response to changes in interest rates or an issuer will not honor a financial obligation. Investors should expect greater fluctuations in share price, yield and total return compared to bond funds holding bonds and other income bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Loss of money is a significant risk of investing in this fund.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The High Income Fund invests primarily in lower-rated, higher-yielding income bearing securities, such as "junk" bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook. Under normal market conditions, the fund invests at least 80% of its assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities. Types of bonds and other securities include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations. The fund may invest in mortgage-backed securities.

Up to 25% of its assets may be invested in the securities of issuers in any one industry. The fund may also invest up to 25% of its assets in high-yielding foreign securities, including emerging market securities.

                          HIGH INCOME FUND PERFORMANCE

How has the High Income Fund performed?


The following chart provides an illustration of the performance of the High Income Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the High Income Fund for 2001. Total returns are as follows:

                              2001       3.45%

                       Best Calendar Quarter: 4Q'01 5.99%
                      Worst Calendar Quarter: 3Q'01 -4.31%

Please remember that past performance is no guarantee of the results the High Income Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the High Income Fund compare to the high yield market?

The following table compares the performance of the High Income Fund with the performance of the Lehman Brothers High Yield Index, which is one measure of the performance of the relevant market. Returns shown for the High Income Fund are after the deduction of fund management and operating expenses. The Lehman Brothers High Yield Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2001)

                                      One Year      Since Inception*

High Income Fund                        3.45%           2.92%
Lehman Brothers High Yield Index        5.28%           2.61%

*Fund commenced operations on October 31, 2000

                                  BALANCED FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Balanced Fund seeks a high total return through the combination of income and capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are looking for a more conservative option to a growth-oriented fund

o    want a well-diversified and relatively stable investment allocation

o    need a core investment

o seek a reasonable total return over the long term irrespective of its form (i.e., capital gains or ordinary income) or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o want your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?


The risks of this fund include the risks described for the Bond, Money Market, Growth and Income Stock and Capital Appreciation Stock Funds because it invests in the same types of securities, but the effects of these risks are somewhat muted due to the greater diversification of this fund. As with any fund that invests in stocks and bonds, the fund is subject to market and interest rate risks, the risks that the value of your investment will fluctuate in response to stock and bond market movements and changes in interest rates.


Generally, if interest rates rise, the market value of income bearing securities (including bonds) will decline. There is also the risk that the issuer will not pay its debts. If payments on an income bearing security are not paid when due, it may cause the net asset value of the fund to go down.

Because different stocks and bonds move in and out of favor depending on market conditions, investor sentiment and a myriad of other issues, the fund may sometimes outperform funds with a different investment objective and sometimes underperform them. Loss of money is a risk of investing in this fund.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Balanced Fund invests in a broadly diversified array of securities including common stocks, bonds and money market instruments. The fund employs regular rebalancing to maintain a relatively static asset allocation. Stock, bond and cash components will vary, however, reflecting the relative availability of attractively priced stocks and bonds. Generally, however, common stocks will constitute 60% to 40% of the fund's assets, bonds will constitute 40% to 60% of the fund's assets and money market instruments may constitute up to 20% of the fund's assets. The Balanced Fund will invest primarily in the same types of equity securities in which the Capital Appreciation Stock and Growth and Income Stock Funds invest, the same types of bonds in which the Bond Fund invests, and the same types of money market instruments in which the Money Market Fund invests.

The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its perceived value or other stocks appear more attractively priced relative to their values.

                            BALANCED FUND PERFORMANCE

How has the Balanced Fund performed?

The following chart provides an indication of the risks of investing in the Balanced Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.


                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Balanced Fund. Total returns are as follows:

     1992            6.85%              1997            16.87%
     1993           10.47%              1998            13.40%
     1994           -0.46%              1999            14.49%
     1995           22.27%              2000             3.86%
     1996           10.79%              2001            -3.07%

                       Best Calendar Quarter: 4Q'98 11.44%
                      Worst Calendar Quarter: 3Q'01 -5.92%


Please remember that past performance is no guarantee of the results the Balanced Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the Balanced Fund compare to the balanced market?

The following table compares the performance of the Balanced Fund with the performance of the Synthetic Index* and each of the components of the Synthetic Index, which is one measure of the performance of the relevant market. Returns shown for the Balanced Fund are after the deduction of fund management and operating expenses. The Synthetic Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year   Five Year     Ten Year

Balanced Fund                          -3.07%       8.84%        9.29%
Synthetic Index*                       -1.08%       8.82%        9.46%
S&P 500 Stock Index                   -11.89%      10.70%       12.93%
Lehman Brothers Government/Credit
  Intermediate Bond Index               8.96%       7.09%        6.81%
90-day U.S. Treasury Bills              4.09%       5.00%        4.69%

*The synthetic index is a composition of the S&P 500 (Capitalization weighted) Stock Index (45%), the Lehman Brothers Government/Credit Intermediate Bond Index (40%), and 90-day U.S. Treasury Bills (15%).

                          GROWTH AND INCOME STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Growth and Income Stock Fund seeks long-term capital growth, with income as a secondary consideration.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are looking for a stock fund that has both growth and income components

o    are looking for a more conservative option to a growth-oriented fund

o    need a core investment

o seek above-average long-term total return through a combination of capital gains and ordinary income or

o    are retired or nearing retirement.

You may want to invest fewer of your assets in this fund if you:

o    are investing for maximum return over a long time horizon

o desire your return to be either ordinary income or capital gains, but not both or

o    require a high degree of stability of your principal.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

Any fund that invests in stocks and seeks income is subject to market and interest rate risks, meaning the value of your investment will fluctuate when the stock market and interest rates move. Loss of money is a risk of investing in this fund. In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

The fund may carry additional risks relating to foreign securities. The principal risks of foreign securities are described later in this prospectus and in the SAI.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Growth and Income Fund will focus on stocks of larger companies with established financial and market strengths and a long-term record of financial performance. Under normal market conditions, the fund will maintain at least 80% of its assets in these stocks. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. The fund generally follows what is known as a "value" approach, which generally means that the managers seek to invest in stocks at prices below their estimated value based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their values are not realized by the market.

The fund will typically invest in securities representing every sector of the S&P 500 in about (+/-50%) the same weightings as such sector has in the S&P 500. For example, if technology companies represent 10% of the S&P 500, the fund will typically have between 5% and 15% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                    GROWTH AND INCOME STOCK FUND PERFORMANCE

How has the Growth and Income Stock Fund performed?

The following chart provides an indication of the risks of investing in the Growth and Income Stock Fund by showing the changes in the portfolio performance of the fund from year to year over a 10-year period. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the past ten calendar years for the Growth and Income Stock Fund. Total returns are as follows:


     1992            7.66%              1997            31.42%
     1993           13.77%              1998            17.92%
     1994            1.42%              1999            17.95%
     1995           31.75%              2000             0.82%
     1996           22.02%              2001           -10.71%

                      Best Calendar Quarter: 4Q'98 17.82%
                      Worst Calendar Quarter: 3Q'98 -10.81%

Please remember that past performance is no guarantee of the results the Growth and Income Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the Growth and Income Stock Fund compare to the growth and income market?

The following table compares the performance of the Growth & Income Stock Fund with the performance of the Russell 1000 Index and the S&P 500, which are measures of the performance of the relevant market. Returns shown for the Growth and Income Stock Fund are after the deduction of fund management and operating expenses. The Russell 1000 Index and S&P 500 Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year   Five Year     Ten Year
Growth & Income Fund                  -10.71%      10.48%       12.64%
S&P 500 Stock Index                   -11.89%      10.70%       12.93%
Russell 1000 Index                    -12.45%      10.50%       12.85%

                         CAPITAL APPRECIATION STOCK FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Capital Appreciation Stock Fund seeks long-term capital appreciation.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gains or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of a security may move up and down due to factors not directly related to the issuer. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund.

In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Capital Appreciation Stock Fund invests primarily in common stocks of companies of various sizes, and will, under normal market conditions, maintain at least 80% of its assets in such securities. The fund seeks stocks that have low market prices relative to their values based on analysis by the fund's investment adviser of the issuing companies and their prospects. This is referred to as a "value" approach which is further described on the Growth and Income Stock Fund page. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed companies and some companies undergoing more significant changes in their operations or experiencing significant changes in their markets. The fund will diversify its holdings among various industries and among companies within those industries, but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.


The fund will typically invest in securities representing every sector of the S&P 1500 in about (+/-100%) the same weightings as such sector has in the S&P 1500. For example, if technology companies represent 10% of the S&P 1500, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.


The fund may also invest in warrants, preferred stocks and convertible debt securities, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value, or other stocks appear more attractively priced relative to their values.

                   CAPITAL APPRECIATION STOCK FUND PERFORMANCE

How has the Capital Appreciation Stock Fund performed?

The following chart provides an indication of the risks of investing in the Capital Appreciation Stock Fund by showing the changes in the portfolio performance of the fund from year to year since inception. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the Capital Appreciation Stock Fund since inception. Total returns are as follows:


     1994            5.44%              1998      20.90%
     1995           30.75%              1999      25.19%
     1996           21.44%              2000       4.28%
     1997           31.57%              2001      -9.11%

                       Best Calendar Quarter: 4Q'98 20.84%
                      Worst Calendar Quarter: 3Q'01 -20.45%


Please remember that past performance is no guarantee of the results the Capital Appreciation Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Capital Appreciation Stock Fund compare to the capital appreciation market?

The following table compares the performance of the Capital Appreciation Stock Fund with the performance of the Russell 3000 Index and S&P 1500 SuperComposite Stock Index, which are measures of the performance of the relevant market. Returns shown for the Capital Appreciation Stock Fund are after the deduction of fund management and operating expenses. The Russell 3000 Index and S&P 1500 SuperComposite Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year   Five Year   Since Inception*

Capital Appreciation Stock Fund        -9.11%      13.55%       15.47%
Russell 3000 Index                    -11.46%      10.14%       13.25%


* Fund commenced operations on January 3, 1994. **Prior to 1995, the S&P Midcap 400 Index was utilized.

                               MID-CAP STOCK FUND



INVESTMENT OBJECTIVE
What is this fund's goal?

The Mid-Cap Stock Fund seeks long-term capital appreciation by investing in midsize and small companies.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a longer investment time horizon

o are willing to accept higher on-going short-term risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are seeking exposure to smaller companies as part of an asset allocation program or

o are investing for retirement or other goals that are many years in the future.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund.

Due to its focus on smaller companies' stocks that may appreciate in value and lack of emphasis on those that provide current income, this fund will typically experience greater volatility over time than the Growth and Income Stock Fund. Securities issued by smaller companies may be less liquid than securities issued by larger, more established companies. In addition, a "value" approach to investing includes the risks that: 1. the securities markets will not recognize the value of a security for an unexpectedly long period of time; and 2. a stock that is believed to be undervalued actually is appropriately priced or over-priced due to unanticipated problems associated with the issuer or industry.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The Mid-Cap Stock Fund invests primarily in common stocks of midsize and smaller companies (market capitalization of less than $10 billion at the time of purchase), and will under normal market conditions, maintain at least 80% of its assets in such securities. However, the fund will not automatically sell a stock just because the company's market capitalization has grown beyond the $10 billion upper limit and such position may be increased through additional purchases.

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gain or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL INVESTMENT STRATEGIES (Continued)
How does this fund pursue its objective?

The fund seeks stocks in this midsize to smaller range that have a low market price relative to their value as estimated based on fundamental analysis of the issuing company and its prospects. This is sometimes referred to as a "value" approach. Relative to both the Growth and Income Stock and Capital Appreciation Stock Funds, the Mid-Cap Stock Fund includes more smaller, less developed issuers. These midsize and smaller companies often have difficulty competing with larger companies, but the successful ones tend to grow faster than larger companies. They often use profits to expand rather than to pay dividends.

The fund diversifies its holdings among various industries and among companies within those industries but is often less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than are typically available from less risky investments.

The fund typically invests in securities representing every sector of the S&P 400 Midcap Index in about (+/-100%) the same weightings as such sector has in the S&P 400 Midcap Index. For example, if technology companies represent 10% of the S&P 400 Midcap Index, the fund will typically have between 0% and 20% of its assets invested in securities issued by technology companies.

The fund may also invest in warrants, preferred stocks, convertible debt securities, and real estate investment trusts, and may invest up to 25% of its assets in foreign securities.

The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its value or other stocks appear more attractively priced relative to their values.

                         MID-CAP STOCK FUND PERFORMANCE

How has the Mid-Cap Stock Fund performed?

The following chart provides an illustration of the performance of the Mid-Cap Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the Mid-Cap Stock Fund since inception. Total returns are as follows:

                              2000       23.85%
                              2001       11.16%

                       Best Calendar Quarter: 4Q'01 20.98%
                      Worst Calendar Quarter: 3Q'01 -14.98%


Please remember that past performance is no guarantee of the results the Mid-Cap Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the Mid-Cap Stock Fund compare to general mid-cap market returns?

The following table compares the performance of the Mid-Cap Stock Fund with the performance of the S&P 400 Midcap Index and the Russell Midcap Index, which are measures of the performance of the relevant market. Returns shown for the Mid-Cap Stock Fund are after the deduction of fund management and operating expenses. The S&P 400 Index and Russell Index returns bear no such expenses.


             Average Annual Total Returns (As of December 31, 2001)

                                      One Year       Since Inception*

Mid-Cap Stock Fund                     11.16%           18.26%
S&P 400 Midcap Index                   -0.60%           11.17%
Russell Midcap Index                   -5.62%            4.69%


*Fund commenced operations on May 1, 1999.

                       This page intentionally left blank.

                           MULTI-CAP GROWTH STOCK FUND


INVESTMENT OBJECTIVE
What is this fund's goal?

The Multi-Cap Growth Stock Fund (formerly, the Emerging Growth Fund) seeks long-term capital appreciation.

INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    have a very long investment time horizon

o are willing to accept significantly greater risk for the potential of higher long-term returns

o    want to diversify your investments

o    are seeking a fund for the growth portion of an asset allocation program

o are investing for retirement or other goals that are many years in the future.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund that invests in equity securities, this fund is subject to market risk, the risk that the value of your investment will fluctuate in response to stock market movements. Loss of money is a significant risk of investing in this fund. Due to its focus on stocks of growth companies, including those of medium and smaller capitalization companies, it will typically experience greater volatility over time than the Capital Appreciation Fund. Securities of medium and smaller capitalization companies may experience greater price volatility than securities of larger capitalization companies because growth prospects for these companies may be less certain and the market for such securities may be smaller. Securities of smaller capitalization companies, in particular, are often thinly traded and holders may have to sell such securities at a discount from current market prices or in small lots over an extended period of time. In addition, such securities are subject to the risk that during certain periods their liquidity will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions, whether or not accurate. The fund could lose money if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of smaller capitalization companies are often greater than those of more widely traded securities and securities of smaller capitalization companies are often difficult to value.

Some growth-oriented companies may not have established financial histories; often have limited product lines, markets or financial resources; may depend on a few key personnel for management; and may be susceptible to losses and risks of bankruptcy.

To the extent that the fund invests in other higher-risk securities, it takes on additional risks that could adversely affect its performance. For example, to the extent that the fund invests in foreign securities, it will be subject to the risks related to such securities, including adverse changes in currency exchange rates and unstable political situations in certain foreign countries.

Who should consider investing in this fund?

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are seeking an investment based on income rather than capital gain or

o    are uncomfortable with an investment whose value may vary substantially.

PRINCIPAL INVESTMENT STRATEGIES (Continued)
How does this fund pursue its objective?

The Multi-Cap Growth Stock Fund invests generally in common stocks, securities convertible into common stocks and related equity securities. Under normal market conditions, the fund will maintain at least 80% of its assets in these securities. The fund seek securities of growth companies across a broad range of market capitalization, which are companies that may be:

o major enterprises that have demonstrated and are expected to sustain above-average growth or whose rates of earnings growth are anticipated to accelerate because of factors such as expectations relative to management, new or unique products, superior market position, changes in demand for the company's products, or changes in the economy or segments of the economy affecting the company; or

o early in their life cycle, but have the potential to become much larger enterprises.

The fund seeks growth companies of any size if they have products, proprietary technologies, management, or market opportunities that are likely to support earnings growth over extended time periods in excess of the growth rate of the economy and/or the rate of inflation. Some such companies are small and have securities with smaller market capitalization.

The fund may also invest in warrants, preferred stocks and debt securities (including non-investment grade debt securities). The fund may invest up to 25% of its assets in foreign securities, including emerging market securities.

                     MULTI-CAP GROWTH STOCK FUND PERFORMANCE

How has the Multi-Cap Growth Stock Fund (formerly the Emerging Growth Fund) performed?

The following chart provides an illustration of the performance of the Multi-Cap Growth Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)


GRAPHIC: Bar chart that shows total returns for the Multi-Cap Growth Stock Fund since inception. Total returns are as follows:

                              2001       -30.89%

                       Best Calendar Quarter: 4Q'01 20.99%
                      Worst Calendar Quarter: 1Q'01 -27.05%

Please remember that past performance is no guarantee of the results Multi-Cap Growth Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past. The above results reflect the performance of the previous sub-adviser, which was replaced by Wellington Management Company, LLP, effective May 1, 2002.


How does the performance of the Multi-Cap Growth Stock Fund compare to the relevant benchmark?

The following table compares the performance of the Multi-Cap Growth Stock Fund with the performance of the Russell 3000 Growth Index, which is one measure of the performance of the relevant market. Returns shown for the Multi-Cap Growth Stock Fund are after the deduction of fund management and operating expenses. The Russell 3000 Growth Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2001)

                                      One Year        Since Inception*

Multi-Cap Growth Stock Fund           -30.89%           -33.06%
Russell 3000 Growth Index             -19.63%           -29.37%

*Fund commenced operations on October 31, 2000.

                       This page intentionally left blank.

                            INTERNATIONAL STOCK FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The International Stock Fund seeks long-term capital appreciation.


INVESTOR PROFILE
Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to investments in securities markets that can be less accessible to individual investors in the U.S.

o    are willing to accept high risk in pursuit of higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking an investment based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.


PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the adviser will cause the fund to underperform other funds having a similar objective.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher trading and custody charges compared to securities of U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.


PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

Under normal market conditions, the International Stock Fund invests at least 80% of its assets in foreign equity securities. Foreign equity securities are securities that are issued by companies organized or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency.

How does this fund pursue its objective?

Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"- receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers), European depository receipts ("EDRs") and Global depository receipts ("GDRs"). EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets. The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts. The fund always holds securities of issuers located in at least three countries other than the U.S.

Approximately two-thirds (66.67%) of the fund's assets are invested in relatively large capitalization stocks of issuers located or operating in developed countries. Such securities are issued by companies located in countries included in the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Index.

Currently, the fund's remaining assets are invested in small capitalization stocks and stocks principally traded in emerging markets or of issuers located in or having substantial business operations in emerging economies. The emerging economies in which the fund invests are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. In selecting both small capitalization stocks and emerging market stocks, the subadviser seeks securities that are undervalued in the markets in which the securities principally trade based on its analysis of the issuer's future prospects. Such an analysis includes both quantitative (screening for specific financial characteristics) and qualitative (evaluation of the management capabilities and business prospects of the issuer) elements.

International Stock Fund performance appears on next page.

                      INTERNATIONAL STOCK FUND PERFORMANCE

How has the International Stock Fund performed?

The following chart provides an illustration of the performance of the International Stock Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the International Stock Fund since inception. Total returns are as follows:

                              2001       -18.46%

                       Best Calendar Quarter: 4Q'01 8.23%
                      Worst Calendar Quarter: 3Q'01 -16.25%

Please remember that past performance is no guarantee of the results International Stock Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.


How does the performance of the International Stock Fund compare to the international market?

The following table compares the performance of the International Stock Fund with the performance of the MSCI EAFE Index, which is one measure of the performance of the relevant market. Returns shown for the International Stock Fund are after the deduction of fund management and operating expenses. The MSCI EAFE Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2001)

                                      One Year        Since Inception*

International Stock Fund              -18.46%           -17.84%
MSCI EAFE Index                       -21.12%           -18.55%

*Fund commenced operations on October 31, 2000.

                       This page intentionally left blank.

                             GLOBAL SECURITIES FUND

INVESTMENT OBJECTIVE
What is this fund's goal?

The Global Securities Fund seeks capital appreciation.

INVESTOR PROFILE

Who should consider investing in this fund?

You may want to invest more of your assets in this fund if you:

o    are seeking to diversify your domestic investments

o are seeking access to markets that can be less accessible to individual investors in the U.S.

o    are willing to accept high risk in pursuit of higher long-term growth

o    are seeking funds for the growth portion of an asset allocation program or

o    are investing for goals that are many years in the future

You may want to invest fewer of your assets in this fund if you:

o    are investing with a shorter investment time horizon in mind

o    are uncomfortable with an investment whose value may vary substantially

o    are seeking investments based on income rather than capital gains or

o want to limit your exposure to foreign markets or currencies or income from foreign sources.

PRINCIPAL RISKS
What are the main risks of investing in this fund?

As with any fund investing in stocks, the value of your investment will fluctuate in response to stock market movements as described under principal risks in the earlier fund pages. Loss of money is a significant risk of investing in this fund. There is also a risk that poor security selection by the advisor will cause the fund to underperform other funds having a similar objective.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. These risks may make the fund more volatile than a comparable domestic stock fund. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher trading and custody charges compared to securities of U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o Less stringent securities regulation. Securities regulations in many foreign countries are often more lax than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to external influences.

The risks of international investing are higher in emerging markets such as those of Latin America, Africa, Asia and Eastern Europe. Additionally, investing in smaller companies involves a higher level of risk compared to larger, more established companies. Some small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their stock prices may fluctuate more over the short-term, but may also have more potential to grow. To the extent that the fund invests in smaller capitalization companies or utilizes higher-risk securities and practices, it takes on further risks that could adversely affect its performance.

To the extent the fund invests in U.S. common stocks, it is subject to the risks described in fund pages for the Growth and Income, Capital Appreciation and Multi-Cap Growth Stock Funds.

PRINCIPAL INVESTMENT STRATEGIES
How does this fund pursue its objective?

The fund invests mainly in foreign equity securities and equity securities of companies in the U.S. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The fund normally will invest in at least three countries (one of which may be the United States). The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid-cap and large-cap companies.

In selecting securities for the fund, the adviser looks primarily for foreign and U.S. companies with high growth potential. The adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing.

Global Securities Fund performance appears on next page.

                        GLOBAL SECURITIES FUND PERFORMANCE

How has the Global Securities Fund performed?

The following chart provides an illustration of the performance of the Global Securities Fund. The chart assumes the reinvestment of all dividends and distributions. The figures shown do not reflect charges deducted in connection with variable contracts.

                                  Total Returns
                             (for years ended 12/31)

GRAPHIC: Bar chart that shows total returns for the Global Securities Fund since inception. Total returns are as follows:

                              2001       -10.32%

                       Best Calendar Quarter: 4Q'01 15.95%
                      Worst Calendar Quarter: 3Q'01 -16.36%

Please remember that past performance is no guarantee of the results Global Securities Fund may achieve in the future. Future returns may be higher or lower than the returns the fund achieved in the past.

How does the performance of the Global Securities Fund compare to the global market?

The following table compares the performance of the Global Securities Fund with the performance of the MSCI World Index, which is one measure of the performance of the relevant market. Returns shown for the Global Securities Fund are after the deduction of fund management and operating expenses. The MSCI World Index returns bear no such expenses.

             Average Annual Total Returns (As of December 31, 2001)

                                 One Year             Since Inception*

Global Securities Fund           -10.32%                 -8.97%
MSCI World Index                 -16.45%                -14.34%

*Fund commenced operations on October 31, 2000.

                                 RISK VS. RETURN

The risk/return curve below demonstrates that, in general for diversified portfolios of securities of the various types, as short-term risk increases the potential for long-term gain also increases.

"Short-term risk" refers to the likely volatility of a fund's total return and its potential for gain or loss over a relatively short time period. "long-term potential gain" means the expected average annual total return over a relatively long time period, such as 20 years.

GRAPHIC: This graphic shows where each of the funds in the Ultra Series Fund, in addition to other types of investments, fall on a curve that depicts the risk taken for the gain potential. The x-axis is labelled "Long Term Potential for Gains"; the y-axis is labelled "Short Term Risk (Volatility of Returns)."

This curve is not intended to indicate future volatility or performance. It is merely intended to demonstrate the relationship between the ongoing short-term risk and the long-term potential portfolio gain of each Ultra Series Fund relative to other funds and types of investments.

Although each fund expects to pursue its investment objective using its principal investment strategies regardless of market conditions, each fund may invest up to 100% of its assets in money market securities as a defensive tactic in abnormal market conditions.

The preceding fund pages provide descriptions of the general investment strategies and what we believe to be the principal risks of each of the funds. The fund pages do not contain an exhaustive description of all the risks and investment strategies of the funds. Please read each of the fund pages to gain a basic understanding of the funds. For a more detailed description, including non-principal risks, investment strategies, and investment restrictions, please consult the SAI. Also, if there are terms or concepts you do not fully understand, please consult the SAI, other reference material or your registered representative before investing.

               ADDITIONAL RISKS ASSOCIATED WITH CERTAIN SECURITIES

                               FOREIGN SECURITIES

As indicated in the earlier pages, several of the funds may invest in foreign equity and debt securities. Foreign securities are securities that are issued by companies organized outside the U.S. or whose principal operations are outside the U.S., are issued by a foreign government, are principally traded outside of the U.S., or are quoted or denominated in a foreign currency. Equity securities include common stocks, securities convertible into common stocks, preferred stocks, and other securities representing equity interests such as American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). The fund may also invest in debt securities, foreign money market instruments, and other income bearing securities as well as forward foreign currency exchange contracts and other derivative securities and contracts.

Investing in foreign securities involves certain special considerations and additional risks which are not typically associated with investing in securities of domestic issuers or U.S. dollar denominated securities. For example, foreign securities are typically subject to:

o    Fluctuations in currency exchange rates.

o    Higher trading and custody charges compared to securities of U.S.
     companies.

o Different accounting and reporting practices than U.S. companies. As a result, it is often more difficult to evaluate financial information from foreign issuers. Also, the laws of some foreign countries limit the information that is made available to investors.

o    Less stringent securities regulations than those of the U.S.

o    Potential political instability.

o Potential economic instability. The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, and industry diversification. Such differences may cause the economies of these countries to be less stable than the U.S. economy and may make them more sensitive to economic fluctuations.

Some of the investments will be stocks or bonds of relatively large issuers located or operating in developed countries. Such securities are those generally representative of the companies comprising the Morgan Stanley Capital International, Europe, Australia, and Far East ("EAFE") Stock Index.

                           SMALL CAPITALIZATION STOCKS

Certain funds may also invest in small capitalization stocks and stocks or bonds principally traded in emerging securities markets or of issuers located in or having substantial business operations in emerging economies. The downside of investing in smaller companies is that such investments entail a higher level of risk compared to larger, more established companies. Small capitalization companies often do not have the financial strength needed to do well in difficult economic times. Also, they often sell limited numbers of products, which can make it harder for them to compete with larger companies. As a result, their securities prices may fluctuate more over the short-term, but they have more potential to grow. The emerging economies in which the funds may invest are located primarily in the Asia-Pacific region, Eastern Europe, Central and South America, and Africa. The small size, inexperience and limited trading volume of the securities markets in certain of these countries may also make investments in such countries more volatile and less liquid than investments in securities traded in markets in Japan and Western European countries.

                                   THE SHARES

                                      OFFER

Currently, each series of shares is divided into two classes - Class C and Class
Z. Class C and Class Z are identical except that Class C shares bear a distribution fee pursuant to a distribution plan, adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). Both Classes are sold in a continuous offering. This prospectus offers the Class Z shares.

The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group and to qualified pension and retirement plans of CUNA Mutual Group.

The Ultra Series Fund offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. The fund does not offer its shares directly to the general public.

Investments in the Ultra Series Fund by separate accounts of insurance companies are made through either variable annuity or variable life insurance contracts, together commonly known as variable contracts. Each separate account contains a subaccount that corresponds to a portfolio in the Ultra Series Fund.

      Ultra Series Fund                Separate Account

      Money Market Fund                Money Market Subaccount
      Bond Fund                        Bond Subaccount
      Balanced Fund                    Balanced Subaccount
      High Income Fund                 High Income Subaccount
      Growth and Income Stock Fund     Growth and Income Stock Subaccount
      Capital Appreciation Stock Fund  Capital Appreciation Stock Subaccount
      Mid-Cap Stock Fund               Mid-Cap Stock Subaccount
      Multi-Cap Growth Stock Fund      Multi-Cap Growth Stock Subaccount
      International Stock Fund         International Stock Subaccount
      Global Securities Fund           Global Securities Subaccount


                             PURCHASE AND REDEMPTION

On each day that a Fund's net asset value is calculated, the Ultra Series Fund processes any orders to purchase or redeem shares. Purchase and redemption orders are processed at each fund's net asset value calculated on the day the order is received, although orders may be executed the next morning. Shares are purchased and redeemed at net asset value without the deduction of sales or redemption charges.

For a more detailed description of the procedures for allocating value in a sub-account to a portfolio of the Ultra Series Fund, owners of individual variable contracts should refer to the separate prospectus for their contracts; and participants in qualified pension or retirement plans should refer to their plan documents.

                                    DIVIDENDS

Dividends of the various funds in the Ultra Series Fund are distributed to each fund's corresponding separate account for variable contracts and qualified pension or retirement plans and automatically reinvested in the applicable Ultra Series Fund shares.

Dividends from the Money Market Fund are declared and reinvested daily in full and fractional shares of the Money Market Fund.


Dividends of ordinary income from the Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, High Income, International Stock and Global Securities Funds are declared and reinvested quarterly in full and fractional shares. Dividends of capital gains from these are declared and reinvested at least annually in full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under Securities and Exchange Commission ("SEC") rules.


The funds' distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

                             PRICING OF FUND SHARES

The funds' shares are sold and redeemed at the shares' net asset value without sales or redemption charges. Net asset value is computed by adding the total current values of each fund's assets, subtracting all liabilities and dividing by the number of outstanding shares. On each day that net asset value is calculated, the calculation occurs at the earlier of 3:00 p.m. Central Standard Time or the close of regular trading on the New York Stock Exchange.

Net asset values are calculated on any day the New York Stock Exchange is open for business. To the extent the funds have portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.

Federal securities regulations will be followed in case of an emergency that interferes with valuation of shares.

The funds' shares will be purchased and redeemed at their net asset value. Generally, the assets of each fund are valued using market quotations and independent pricing services. If these are not available, the value of the assets of the funds will be based on their "fair value" as determined in accordance with procedures adopted by the Board of Trustees. The assets of the Money Market Fund and other short-term investments having maturities of 60 days or less will be valued at amortized cost. More information about the calculation of net asset value is in the SAI.

                                      TAXES

For federal income tax purposes, each fund will be treated as a separate entity. Each fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the separate accounts of insurance companies or to qualified plans. Further, each fund intends to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The Shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of life insurance companies. Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in a fund are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts. For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectus for such contract.

For more information about the tax status of the funds, see "Taxes" in the SAI.


                          MORE ABOUT ULTRA SERIES FUND

                              PORTFOLIO MANAGEMENT

The investment adviser for the Ultra Series Fund is:

                         MEMBERS Capital Advisors, Inc.
                             5910 Mineral Point Road
                             Madison, WI 53701-0391


MEMBERS Capital Advisors was established on July 6, 1982. It provides investment management for the investment portfolios of CUNA Mutual Group, its "permanent affiliate" CUNA Mutual Life Insurance Company, their subsidiaries and affiliates, and MEMBERS Mutual Funds. MEMBERS Capital Advisors has over $9 billion of assets under management as of December 31, 2001.


MEMBERS Capital Advisors employs a team approach in the management of all the funds. The Money Market, Bond, Balanced, Growth and Income Stock, Capital Appreciation Stock and Mid-Cap Stock Funds are each managed by teams of portfolio managers employed by MEMBERS Capital Advisors.


MEMBERS Capital Advisors manages the assets of the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock and Global Securities Funds (and may in the future manage other funds) using a "manager of managers" approach under which MEMBERS Capital Advisors may manage some or all of the fund's assets and may allocate some or all of the fund's assets among one or more "specialist" subadvisers. MEMBERS Capital Advisors monitors the performance of each subadviser to the extent that it deems appropriate to achieve a fund's investment objective, reallocates fund assets among its own portfolio management team and individual subadvisers, or recommends to the Ultra Series Fund board that a fund employ or terminate particular subadvisers.


MEMBERS Capital Advisors selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. While superior performance is the ultimate goal, short-term performance by itself will not be a significant factor in selecting or terminating subadvisers, and MEMBERS Capital Advisors does not expect frequent changes in subadvisers.

MEMBERS Capital Advisors received an order of the SEC that permits the Ultra Series Fund board to employ particular subadvisers without shareholder approval. If there is a change in subadvisers, you will receive an "information statement" within 90 days of the change. The statement will provide you with relevant information about the reason for the change and information about any new subadvisers.


MEMBERS Capital Advisors has engaged Wellington Management Company, LLP ("Wellington Management"), 75 State Street, Boston, Massachusetts, 02109 as subadviser for the small-cap portion of the assets within Mid-Cap Stock Fund and May 1, 2002 for the Multi-Cap Growth Stock Fund. Wellington Management became the subadviser on May 1, 2000. Wellington Management is a limited liability partnership which traces its origins to 1928. Wellington Management provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $311 billion in assets under management as of December 31, 2001.

Stephen T. O'Brien, CFA is the Portfolio Manager from Wellington Management primarily responsible for the Mid-Cap Stock Fund. Mr. O'Brien joined Wellington Management in 1983 and has over 30 years of investment experience.

Wellington Management has assembled an investment team, consisting of three portfolio managers each with expertise in a specific range of the market capitalization spectrum, who are responsible for the day-to-day management of the Multi-Cap Growth Stock Fund.

MEMBERS Capital Advisors has engaged Massachusetts Financial Services ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116-3741 as subadviser for the High Income Fund. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is an indirect subsidiary of Sun Life Assurance Company of Canada. MFS provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $137 billion in assets under management as of December 31, 2001.

MEMBERS Capital Advisors has engaged Lazard Asset Management ("Lazard"), a division of Lazard Freres & Co. LLC, 30 Rockefeller Plaza, New York, New York 10112-6300 as sub-adviser for the International Stock Fund. Lazard and its affiliates provide investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $65.7 billion in assets under management as of December 31, 2001.

MEMBERS Capital Advisors has engaged Oppenheimer Funds, Inc. ("Oppenheimer"), 498 Seventh Avenue, 10th Floor, New York, New York 10018 as sub-adviser for the Global Securities Fund. Oppenheimer provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and had over $120 billion in assets under management as of December 31, 2001.


In addition to providing portfolio management services, MEMBERS Capital Advisors also provides or arranges for the provision of substantially all other services required by the funds. Such services include all administrative, accounting, and legal services, as well as the services of custodians, transfer agents, and dividend disbursing agents.

As payment for its services as the investment adviser, MEMBERS Capital Advisors receives a management fee based upon the assets of each fund. The management fee paid to MEMBERS Capital Advisors is computed and accrued daily and paid monthly, as indicated in the Expenses section.

                                    INQUIRIES

If you have any questions regarding the Ultra Series Fund, please contact:

                          CUNA Brokerage Services, Inc.
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500
                                 (319) 352-4090

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. The financial highlights have been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the SAI or annual report, which are available upon request.

                                MONEY MARKET FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ----------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.04              0.06             0.05              0.05             0.05
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.04)            (0.06)           (0.05)            (0.05)           (0.05)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                    3.79%             5.86%            4.69%             5.00%             5.01%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $174,261           $93,359          $82,646           $56,416           $41,170

Ratio of Expenses to Average Net Assets***        0.46%             0.46%            0.45%             0.45%             0.50%

Ratio of Net Investment Income to Average
  Net Assets                                      3.51%             5.88%            4.72%             4.99%             5.05%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

The "seven-day current" yield on December 31, 2001, was 1.80% (unaudited) and the "effective" yield was 1.81% (unaudited).

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51% for 1997.

                                    BOND FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $10.15            $10.05           $10.57            $10.54           $10.33
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.62              0.71             0.62              0.63             0.54

   Net Realized and Unrealized Gain (Loss)         0.23              0.08            (0.54)             0.02             0.20
                                                ------------------------------------------------------------------------------

  Total from Investment Operations                 0.85              0.79             0.08              0.65             0.74
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.59)            (0.69)           (0.60)            (0.62)           (0.51)

   Distributions from Net Realized Gains           --                --               --                --              (0.02)

   Return of Capital                              (0.21)             --               --                --               --
                                                ------------------------------------------------------------------------------

  Total Distributions                             (0.80)            (0.69)           (0.60)            (0.62)           (0.53)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.20            $10.15           $10.05            $10.57           $10.54
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                    8.32%             8.11%            0.73%             6.18%             7.45%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $384,837          $299,650         $250,485          $228,281          $188,840

Ratio of Expenses to Average Net Assets***         0.55%             0.55%             0.55%            0.55%             0.56%

Ratio of Net Investment Income to Average
  Net Assets                                       5.91%             6.98%             5.92%            5.94%             6.50%

Portfolio Turnover Rate                          112.40%           462.98%           713.52%          142.98%            30.71%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57% for 1997.

                                HIGH INCOME FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           2000(1)
                                                  ----------------------------

Net Asset Value, Beginning of Period                  $9.86           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.84             0.14

  Net Realized and Unrealized Loss                    (0.51)           (0.14)
                                                     ------           ------

 Total from Investment Operations                      0.33               --
                                                  ----------------------------

 Distributions

  Distributions from Net Investment Income            (0.78)           (0.14)

  Distributions from Net Realized Gains                  --               --
                                                     ------           ------

 Total Distributions                                  (0.78)           (0.14)
                                                  ----------------------------

Net Asset Value, End of Period                        $9.41            $9.86
                                                  ----------------------------
                                                  ----------------------------

Total Return**                                         3.45%          (0.03%)***
                                                  ----------------------------
                                                  ----------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $17,496          $10,373

Ratio of Expenses to Average Net Assets                0.77%           0.81%****

Ratio of Net Investment Income to Average
 Net Assets                                            8.41%           8.48%****

Portfolio Turnover Rate                               33.70%            6.78%

                                                  ----------------------------
                                                  ----------------------------

1Commenced operations October 31, 2000.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

                                  BALANCED FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $20.45            $20.44           $18.74            $17.02           $15.29
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.58              0.68             0.56              0.57             0.62

   Net Realized and Unrealized Gain (Loss)        (1.23)             0.11             2.14              1.72             1.93
                                                ------------------------------------------------------------------------------

  Total from Investment Operations                (0.65)             0.79             2.70              2.29             2.55
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.57)            (0.67)           (0.53)            (0.57)           (0.63)

   Distributions from Net Realized Gains          (0.81)            (0.11)           (0.47)             --              (0.19)
                                                ------------------------------------------------------------------------------

  Total Distributions                             (1.38)            (0.78)           (1.00)            (0.57)           (0.82)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $18.42            $20.45           $20.44            $18.74           $17.02
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                  (3.07%)             3.86%           14.49%            13.40%            16.87%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $679,548          $668,364         $603,136          $449,992          $309,804

Ratio of Expenses to Average Net Assets***         0.70%             0.70%            0.70%             0.70%            0.68%

Ratio of Net Investment Income to Average
  Net Assets                                       3.04%             3.27%            2.83%             3.20%            3.81%

Portfolio Turnover Rate                           51.80%           193.97%          269.00%            78.71%           21.15%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69% for 1997.

                          GROWTH AND INCOME STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $33.41            $33.58           $30.56            $27.20           $21.32
                                                ------------------------------------------------------------------------------

Income from Investment Operations

Net Investment Income*                             0.31              0.33             0.34              0.34             0.31

Net Realized and Unrealized Gain (Loss)           (3.88)            (0.05)            5.12              4.52             6.36
                                                ------------------------------------------------------------------------------

Total from Investment Operations                  (3.57)             0.28             5.46              4.86             6.67
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.31)            (0.33)           (0.32)            (0.34)           (0.32)

   Distributions from Net Realized Gains          (0.79)            (0.12)           (2.12)            (1.16)           (0.47)

   Return of Capital                              (0.01)             --               --                --               --
                                                ------------------------------------------------------------------------------

  Total Distributions                             (1.11)            (0.45)           (2.44)            (1.50)           (0.79)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $28.73            $33.41           $33.58            $30.56           $27.20
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                 (10.71%)             0.82%           17.95%            17.92%            31.42%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)     $1,031,655        $1,166,634       $1,098,330          $833,174          $590,135

Ratio of Expenses to Average Net Assets***         0.60%             0.60%            0.60%             0.60%            0.61%

Ratio of Net Investment Income to Average
  Net Assets                                       1.05%             0.98%            0.99%             1.17%            1.39%

Portfolio Turnover Rate                           20.76%            21.08%           20.13%            17.69%           20.39%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  ** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61% for 1997.

                         CAPITAL APPRECIATION STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $26.39            $25.59           $22.19            $18.85           $14.60
                                                ------------------------------------------------------------------------------
  Income from Investment Operations

   Net Investment Income*                          0.02              0.02             0.02              0.06             0.07

   Net Realized and Unrealized Gain (Loss)        (2.37)             1.08             5.55              3.87             4.52
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                (2.35)             1.10             5.57              3.93             4.59
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)            (0.02)           (0.02)            (0.06)           (0.07)

   Distributions from Net Realized Gains          (3.32)            (0.28)           (2.15)            (0.53)           (0.27)
                                                ------------------------------------------------------------------------------

  Total Distributions                             (3.34)            (0.30)           (2.17)            (0.59)           (0.34)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $20.70            $26.39           $25.59            $22.19            $18.85
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                  (9.11%)             4.28%           25.19%            20.90%            31.57%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $871,111          $924,899         $839,134          $630,373          $456,194

Ratio of Expenses to Average Net Assets***         0.80%             0.80%            0.80%             0.80%            0.82%

Ratio of Net Investment Income to Average
  Net Assets                                       0.10%             0.08%            0.10%             0.31%            0.70%

Portfolio Turnover Rate                           27.59%            26.77%           38.38%            18.67%           17.06%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83% for 1997.

                               MID-CAP STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2001              2000             19991
                                               -------------------------------------------

Net Asset Value, Beginning of Period             $13.77            $11.15           $10.00
                                               -------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.05              0.03             0.03

   Net Realized and Unrealized Gain                1.39              2.62             1.34
                                               -------------------------------------------

  Total from Investment Operations                 1.44              2.65             1.37
                                               -------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.11)            (0.02)           (0.02)

   Distributions from Net Realized Gains          (1.16)            (0.01)           (0.20)
                                               -------------------------------------------

  Total Distributions                             (1.27)            (0.03)           (0.22)
                                               -------------------------------------------

Net Asset Value, End of Period                   $13.94            $13.77           $11.15
                                               -------------------------------------------
                                               -------------------------------------------

Total Return**                                    11.16%            23.85%           13.68%***
                                               -------------------------------------------
                                               -------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $105,414           $64,737           $26,479

Ratio of Expenses to Average Net Assets            1.01%             1.01%            1.00%****

Ratio of Net Investment Income to Average
  Net Assets                                       0.40%             0.24%            0.39%****

Portfolio Turnover Rate                           41.94%            51.27%           35.55%

                                               -------------------------------------------
                                               -------------------------------------------

1Commenced operations May 1, 1999.

      *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  ***Not annualized.

 ****Annualized.

                              EMERGING GROWTH FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           2000(1)
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.04           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income (Loss)*                       (0.00)2           0.01

  Net Realized and Unrealized Loss                    (2.79)           (0.96)
                                                     ------           ------

 Total from Investment Operations                     (2.79)           (0.95)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.00)2          (0.01)

  Return of Capital                                   (0.01)              --
                                                     ------           ------

 Total Distributions                                  (0.01)           (0.01)
                                                     -------------------------

Net Asset Value, End of Period                        $6.24            $9.04
                                                     -------------------------
                                                     -------------------------

Total Return**                                       (30.89%)         (9.52%)***
                                                     -------------------------
                                                     -------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $13,923           $9,897

Ratio of Expenses to Average Net Assets                0.87%           0.91%****

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   (0.07%)          0.52%****

Portfolio Turnover Rate                              203.95%           46.57%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

2Amount represents less than $(0.005) per share.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

                            INTERNATIONAL STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           20001
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.73           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.07             0.01

  Net Realized and Unrealized Loss                    (1.86)           (0.27)
                                                     ------           ------

 Total from Investment Operations                     (1.79)           (0.26)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.01)           (0.01)

  Return of Capital                                   (0.04)              --
                                                     ------           ------

 Total Distributions                                  (0.05)           (0.01)
                                                     -------------------------

Net Asset Value, End of Period                        $7.89            $9.73
                                                     -------------------------
                                                     -------------------------

Total Return**                                       (18.46%)         (2.58%)***
                                                     -------------------------
                                                     -------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $18,977          $19,828

Ratio of Expenses to Average Net Assets                1.22%           1.26%****

Ratio of Net Investment Income to Average
 Net Assets                                            0.78%           0.54%****

Portfolio Turnover Rate                               46.73%            3.33%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

                             GLOBAL SECURITIES FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           20001
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.96           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.04             0.03

  Net Realized and Unrealized Loss                    (1.06)           (0.04)
                                                     ------           ------

 Total from Investment Operations                     (1.02)           (0.01)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.03)           (0.03)

  Return of Capital                                   (0.00)2             --
                                                     ------           ------

 Total Distributions                                  (0.03)           (0.03)
                                                     -------------------------

Net Asset Value, End of Period                        $8.91            $9.96
                                                     -------------------------
                                                     -------------------------
Total Return**                                       (10.32%)         (0.17%)***
                                                     -------------------------
                                                     -------------------------
Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $11,488          $10,116

Ratio of Expenses to Average Net Assets                0.97%           1.01%****

Ratio of Net Investment Income to Average
 Net Assets                                            0.45%           1.57%****

Portfolio Turnover Rate                               37.66%            3.18%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

2Amount represents less than $(0.005) per share.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information (SAI). The SAI contains additional information about all aspects of the funds. A current SAI has been filed with the SEC and is incorporated herein by reference.

Annual and Semiannual Reports. The funds' annual and semiannual reports provide additional information about the funds' investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund's performance during the last fiscal year.

Requesting Documents. You may request copies of these documents, ask questions about your account, or request further information about the funds either by contacting your broker or by contacting the funds at:

                                Ultra Series Fund
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                                Waverly, IA 50677
                                 (800) 798-5500


Public Information. You can review and copy information about the funds, including the SAI, at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the SEC at 1-800-SEC-8090. Reports and other information about the funds also are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

The funds are available to the public only through the purchase of:

(1) Class Z Shares by certain individual variable life insurance contracts or variable annuity contracts;

(2) Class Z Shares by certain group variable annuity contracts for qualified pension and retirement plans; or

(3)  Class C Shares directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.

                                           Investment Company File No. 811-4815

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 HERITAGE WAY
                               WAVERLY, IOWA 50677
                                 (319) 352-4090


This is not a prospectus. This statement of additional information should be read in conjunction with the Ultra Series Fund prospectus dated May 1, 2002 which is incorporated by reference herein.

The prospectus contains information that an investor should know before investing. For a copy of the most recent prospectus, call or write CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (319) 352-4090, (800) 798-5500.

                                   MAY 1, 2002

TABLE OF CONTENTS                                                          PAGE

General Information...........................................................1

Investment Practices..........................................................1
         Lending Portfolio Securities.........................................1
         Restricted Securities................................................2
         Foreign Transactions.................................................2
         Put and Call Options.................................................8
         Financial Futures and Related Options................................9
         Stock Index Futures and Related Options.............................10
         Bond Fund Practices.................................................11
         Lower-Rated Corporate Debt Securities...............................12
         Other Debt Securities...............................................13
         Foreign Government Securities.......................................14
         Convertible Securities..............................................14
         Repurchase Agreements...............................................14
         Reverse Repurchase Agreements.......................................15
         U.S. Government Securities..........................................15
         Mortgage-Backed and Asset-Backed Securities.........................16
         Other Securities Related to Mortgages...............................17
         Real Estate Investment Trusts.......................................19
         Forward Commitment and When-Issued Securities.......................20
         Fund Names..........................................................20

Investment Limitations.......................................................20

Portfolio Turnover...........................................................22

Management of the Fund.......................................................23
         Officers and Trustees...............................................23
         Trustees Compensation...............................................25
         Committees..........................................................26
         Directors' Holdings.................................................27
         Substantial Shareholders............................................27
         Beneficial Owners...................................................27
         Code of Ethics......................................................28

The Investment Adviser.......................................................28

Management Agreements with Subadvisers.......................................29
         The Subadviser for the High Income Fund.............................30
         The Subadviser for the Mid-Cap Stock Fund...........................30
         The Subadviser for the Multi-Cap Growth Stock Fund..................31
         The Subadviser for the International Stock Fund.....................31
         The Subadviser for the Global Securities Fund.......................32

Expenses of the Fund.........................................................32

Distribution Plan and Agreement..............................................32

Transfer Agent...............................................................33

Custodian....................................................................33

Independent Accountants......................................................33

Brokerage....................................................................34

Shares of the Trust..........................................................35
         Shares of Beneficial Interest.......................................35
         Limitation of Trustee and Officer Liability.........................35
         Limitation of Interseries Liability.................................36

Voting Rights................................................................36

Conflicts of Interest........................................................36

Net Asset Value of Shares....................................................37
         Money Market Fund...................................................37
         Bond, High Income, Balanced, Growth and Income Stock,
          Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock,
          International Stock, and Global Securities Funds...................38

Dividends, Distributions and Taxes...........................................38
         Dividends and Distributions.........................................38
         Federal Tax Status of the Funds.....................................39
         Investor Taxation...................................................42

How Securities are Sold......................................................42

Calculation of Yields and Total Returns......................................42
         Money Market Fund Yields............................................44
         Other Fund Yields...................................................44
         Average Annual Total Returns........................................45
         Other Total Returns.................................................45

Financial Statements.........................................................46

                               GENERAL INFORMATION


The Ultra Series Fund is an investment company consisting of ten separate investment portfolios or funds (each, a "fund") each of which has a different investment objective. Each fund is a diversified, open-end management investment company, commonly known as a mutual fund. The ten funds are Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock (formerly Emerging Growth Fund), International Stock, and Global Securities. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts's law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.


                              INVESTMENT PRACTICES


The Ultra Series Fund is a diversified open-end management investment company consisting of ten investment portfolios or funds, each with its own investment objective and policies. The Ultra Series Fund Prospectus describes the investment objective and policies of each of the ten funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year no fund, except the Mid-Cap Stock Fund, has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in options, financial futures, stock index futures and related options. Except for the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds (as described below), no fund has a current intention of employing these practices in the foreseeable future.


If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high-grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities


All funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or securities as collateral with the fund equal at all times to at least 100% of the value of the securities. The fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the fund's assets. The fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.


Restricted Securities


Each fund, except the Money Market, High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds, may invest up to 10% of its net assets in restricted securities. The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may invest up to 15% of the fund's net assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each fund will be valued at market value or at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.


Foreign Transactions


Foreign Securities. All funds may invest in foreign securities. Except for the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds, no fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the Growth and Income Stock, and Capital Appreciation Stock Funds may invest up to 25% of assets, and the Balanced Fund may invest up to 15% of assets in American Depository Receipts and foreign securities. The High Income, Mid-Cap Stock, and Multi-Cap Growth Stock, may invest up to 25% of the fund's total assets in foreign securities and has no limitations on ADRs.


The International Stock and Global Securities Funds may invest up to 100% of the fund's total assets in foreign securities.

Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers"), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign current ("non-dollar securities").

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar denominated securities. Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar denominated securities or in securities of domestic issuers. Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, "foreign money market securities") present many of the same risks as other foreign investments. In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs. Many securities of foreign issuers are represented by American depository receipts ("ADRs"), European depository receipts ("EDRs") and global depository receipts ("GDRs"). Each of the funds may invest in ADRs, and each of the funds other than the Money Market Fund may invest in GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs are typically issued in bearer form and are designed for trading in the European markets. GDRs, issued either in bearer or registered form, are designed for trading on a global basis. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.


Investments in Emerging Markets. The Multi-Cap Growth Stock, High Income, International Stock and Global Securities Funds may invest in securities of issuers located in countries with emerging economies and/or securities markets. These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a fund's investments in those countries and the available to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make the High Income, Multi-Cap Growth Stock, International Stock and Global Securities Funds' investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and these funds may be required to establish special custody or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.


A fund's purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on aggregate trading volume by or holdings of a fund, MEMBERS Capital Advisors, Inc. (formerly known as CIMCO Inc.) or its affiliates, a subadviser and its affiliates, and each person's respective clients and other service providers. A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments. For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund's inability to complete its contractual obligations.


Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser or subadviser of the fund wishes to use them.

Foreign Currency Transactions Generally. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock and Global Securities Funds may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.

An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock and Global Securities Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the twelve member states of the European Economic Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Economic Community from time to time to reflect changes in relative values of the underlying currencies. In addition, these two funds may invest in securities quoted or denominated in other currency "baskets."

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund's Net Asset Value to fluctuate as well. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. To the extent that a substantial portion of a fund's total assets, adjusted to reflect the fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.


In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques. These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund's Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The funds will incur costs in connection with conversions between various currencies.


Forward Foreign Currency Exchange Contracts. The Multi-Cap Growth Stock, High Income, Mid-Cap Stock, International Stock and Global Securities Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Adviser or subadviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund's Investment Adviser determines that there is a pattern of correlation between the two currencies.

These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.


If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.


Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund's Investment Adviser or subadviser.

Options on Foreign Currencies. The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock and Global Securities Funds may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund's position, the fund may forfeit the entire amount of the premium plus related transaction costs. In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund's Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund's portfolio. When purchased or sold to increase total return, options on currencies are considered speculative. Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter. See "Stock Index Futures and Related Options" below for a discussion of the liquidity risks associated with options transactions.


Special Risks Associated With Options on Currency. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to see the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


The High Income Fund, Multi-Cap Growth Stock Fund, International Stock and Global Securities Fund may each purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by the fund.


The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Interest Rate Swaps, Currency Swaps and Interest Rate Caps, Floors and Collars. The High Income, International Stock and Global Securities Fund may each enter into interest rate and currency swaps for hedging purposes and to seek to increase total return. The High Income Fund may also enter into special interest rate swap arrangements such as caps, floors and collars for both hedging purposes and to seek to increase total return. The High Income Fund typically uses interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by the High Income Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange by the funds with another party of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser to receive from the seller of the cap payments of interest on a notional amount equal to the amount by which a specified index exceeds a stated interest rate. The purchase of an interest rate floor entitles the purchaser to receive from the seller of the floor payments of interest on a notional amount equal to the amount by which a specified index falls below a stated interest rate. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a stated range of interest rates. Since interest rate swaps, currency swaps and interest rate caps, floors and collars are individually negotiated, these three funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions entered into for hedging purposes.

The High Income Fund only enters into interest rate swaps on a net basis, which means the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, or underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the fund is contractually obligated to make. If the other party to an interest rate swap defaults, the fund's risk of loss consists of the net amount of interest payments that the fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund's obligations over its entitlements with respect to swap transactions. Neither fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund's Investment Adviser.

The use of interest rate and currency swaps (including caps, floors and collars) is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities. If the fund's Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of the High Income Fund, International Stock or Global Securities Fund would be less favorable than it would have been if this investment technique were not used.


Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, neither fund's Investment Adviser believe that swaps constitute senior securities as defined in the Act and, accordingly, will not treat swaps as being subject to such fund's borrowing restrictions. An amount of cash or liquid, high grade debt securities having an aggregate Net Asset Value at least equal to the entire amount of the payment stream payable by the fund will be maintained in a segregated account by the fund's custodian. A fund will not enter into any interest rate swap (including caps, floors and collars) or currency swap unless the credit quality of the unsecured senior debt or the claim paying ability of the other party thereto is considered to be investment grade by the fund's Investment Adviser. If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement, related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid comparison with the markets for other similar instruments which are traded in the interbank market. Nevertheless, the staff of the Securities and Exchange Commission ("SEC")takes the position that currency swaps are illiquid investments subject to these funds' 15% limitation on such investments.


Put and Call Options

All funds, except the Money Market Fund, may engage in the purchase, sale and covered writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction." This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other fund investments. If the fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The fund may write put and call options only if they are covered, and the options must remain covered so long as a fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the fund using such option.

Financial Futures and Related Options


The Balanced, Bond and Multi-Cap Growth Stock Funds may engage in transactions in financial futures contracts or related options (the High Income Fund may invest in futures but not options), but only as a hedge against changes in the values of securities held in the fund's portfolio resulting from market conditions or which it intends to purchase and equatize cash where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the fund. The portfolio manager intends to use futures transactions from time to time to equatize cash. A fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the fund's total assets.


Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the fund upon termination of the fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options


The High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the fund's portfolio or which the fund intends to purchase and equatize cash where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the fund. A fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.


Unlike when a fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the fund may elect to close the position by taking an opposite position which will operate to terminate the fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index futures may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices


The Bond, Balanced, and High Income Funds invest a significant portion of their assets in debt securities. As stated in the prospectus, the Bond Fund and Balanced Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the prospectus, management will retain that instrument only if management believes it is in the best interest of the fund. Management does not currently intend to invest more than ten percent (10%) of the total assets of either the Bond Fund or Balanced Fund in corporate debt securities which are not in the four highest ratings by Standard & Poor's Rating Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") ("non-investment grade" or "junk" securities), but, on occasion, each fund may do so. The High Income Fund may invest all of its assets in non-investment grade securities.

All three bond funds may also make use of derivatives, including but not limited to options, futures and swaps to manage risks and returns including the risk of fluctuating interest rates. These instruments will be used to control risk and obtain additional income and not with a view toward speculation. The Bond Fund and Balanced Fund will invest only in futures and options which are exchange-traded or sold over-the-counter. The High Income Fund may invest in any non-U.S. futures and options.

In the debt securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchase of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, no bond fund will commit itself to forward commitment agreements in an amount in excess of 25% of total assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.


Lower-Rated Corporate Debt Securities

As described in the prospectus, each fund, other than the Money Market Fund, may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's). Bonds rated BB or Ba or below by Standard & Poor's or Moody's (or comparable unrated securities) are commonly referred to as "lower-rated" securities or as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor's or Aaa, Aa, A or Baa by Moody's).


An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund's Net Asset Value to the extent it invests in such securities. In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund's Net Asset Value.


Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities do. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.


Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund's Net Asset Value.


Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers, increasing the risks of loss of income and principal versus higher-rated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Adviser will attempt to reduce these risks through diversification of these funds' portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Other Debt Securities

Custody Receipts. All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.


Zero Coupon, Deferred Interest, and Pay-in-Kind. The High Income Fund may invest in zero coupon bonds as well as in deferred interest, pay-in-kind and capital appreciation bonds. Zero coupon, deferred interest, pay-in-kind and capital appreciation bonds are debt obligations which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance.


Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or provide for a specified cash payment date when the bonds begin paying current interest. As a result, zero coupon bonds are generally issued and traded at a significant discount from their face value. The discount approximates the present value amount of interest the bonds would have accrued and compounded over the period until matured.

Zero coupon bonds benefit the issuer by mitigating its initial need for cash to meet debt service, but generally provide a higher rate of return to compensate investors for the deferment of cash interest or principal payments. Such securities are often issued by companies that may not have the capacity to pay current interest and so may be considered to have more risk than current interest-bearing securities. In addition, the market price of zero coupon bonds generally is more volatile than the market prices of securities that provide for the periodic payment of interest. The market prices of zero coupon bonds are likely to fluctuate more in response to changes in interest rates than those of interest-bearing securities having similar maturities and credit quality.

Zero coupon bonds carry the additional risk that, unlike securities that provide for the periodic payment of interest to maturity, the High Income Fund will realize no cash until a specified future payment date unless a portion of such securities is sold. If the issuer of such securities defaults, the fund may obtain no return at all on their investment. In addition, the fund's investment in zero coupon bonds may require it to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's terms to maturity. Pay-in-kind securities are securities that have interest payable by the delivery of additional securities. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. The fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations.

Structured Securities. The High Income Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed-income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Foreign Government Securities


All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of emerging countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt and in turn the fund's Net Asset Value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.


Convertible Securities


The High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may each invest in convertible securities. Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer. As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock. In evaluating a convertible security, the fund's Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the funds may invest are subject to the same rating criteria as that fund's investments in non-convertible debt securities. Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund's investment policies or restrictions.


Repurchase Agreements

Each fund may enter into repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with "primary dealers" in U.S. Government securities. The Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the fund entering into them. Reverse repurchase agreements involve the risk that the market value of securities purchased by the fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund's total assets (including the amount borrowed) taken at market value. No fund will use leverage to attempt to increase income. No fund will purchase securities while outstanding borrowings exceed 5% of the fund's total assets. Each fund will enter into reverse repurchase agreements only with federally insured banks or credit unions which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Investment Adviser will monitor the creditworthiness of the institutions involved.

U.S. Government Securities

All of the funds may purchase U.S. Government Securities. U.S. Government Securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the U.S. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future. U.S. Government Securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a "pass-through" of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans. Collateralized mortgage obligations ("CMOs") in which the fund may invest are securities issued by a corporation or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates. (See "Mortgage-Backed and Asset-Backed Securities.")

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

All of the funds may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts. Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Mortgage-Backed and Asset-Backed Securities


The Bond, High Income, Balanced, and Growth and Income Stock may invest in mortgage-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, fixed rate or variable rate mortgage loans secured by real property. These funds may also invest in fixed or variable rate asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. Such assets are securitized though the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a credit union or other financial institution unaffiliated with the Trust, or other credit enhancements may be present.


Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a fund invests in mortgage-backed and asset-backed securities, the values of its portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

Asset-backed securities present certain additional risks that are not presented by mortgage backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would secure an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Other Securities Related to Mortgages


Mortgage Pass-Through Securities. The Bond, High Income and Balanced Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issue or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-through securities are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the holder of a pass-through security may be different than the quoted yield on such security. Mortgage prepayments generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of a mortgage pass-though security generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed income securities.


Interests in pools or mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the Government National Mortgage Association ("GNMA"), are described as "modified pass-through." These securities entitle the holder to receive all interests and principal payments owned on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veteran's Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved seller/services which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.

FHLMC was created by Congress in 1970 as a corporate instrumentality of the U.S. Government for the purpose of increasing the availability of mortgage credit for residential housing. FHLMC issues Participation Certificates ("PCS") which represent interest in conventional mortgages (i.e., not federally insured or guaranteed) from FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Credit unions, commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The High Income Fund may also buy mortgage-related securities without insurance or guarantees.


Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Bond, High Income and Balanced Funds may invest a portion of their assets in CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). The Bond, High Income and Balanced Funds may also invest a portion of their assets in multiclass pass-through securities which are equity interests in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including credit unions, savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit (a "REMIC").


In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranch", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or a part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal pre-payments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting primarily of interest payments or principal payments.


The Bond, High Income and Balanced Funds may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.


Stripped Mortgage-Backed Securities. The High Income Fund may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the United States government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks and investment banks.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of Mortgage Assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while another class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive an "IO" (the right to receive all of the interest) while the other class will receive a "PO" (the right to receive all of the principal). The yield to maturity on an IO is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the High Income Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.

Mortgage Dollar Rolls. The High Income Fund may enter into mortgage "dollar rolls" in which the fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the fund loses the right to receive principal and interest paid on the securities sold. However, the fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date for the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the fund. Successful use of mortgage dollar rolls depends upon the Investment Adviser's ability to predict correctly interest rates and mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. The fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, each fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.


Real Estate Investment Trusts

The Bond, High Income, Balanced, Growth and Income, Mid-Cap, and Multi-Cap Growth Stock Funds may invest in shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "1940 Act"). REITs (especially mortgage REITS) are also subject to interest rate risks.


Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are specified and for which a market exists, but which have not been issued. Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.


Fund Names

In compliance with Rule 35d-1 of the Investment Company Act, a fund name that suggests the fund will focus its investments in a particular industry, group of industries, or type of investment must invest at least 80% of its assets in the particular industry, group of industries, or type of investment that the name suggests. The rule includes, but is not limited to, funds whose names include the terms "small, mid or large capitalization", "municipal and municipal bond", "high-yield", "stock", the name of a country or geographical region, tax-exempt, or an industry name. We believe the High Income, Mid-Cap Stock, the stock portion of the Multi-Cap Growth Stock and International Stock Funds come under this rule. Shareholders of funds subject to this rule will receive a 60-day written notice of any change to the investment policy describing the type of investment that the name suggests.


                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). Except as noted below, none of the funds within the Ultra Series Fund may:


     1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a fund by enabling the fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Except for the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds, a fund will not make additional investments while it has borrowings outstanding.


     2. Underwrite securities of other issuers, except that a fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

     3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.


     4. Purchase or sell commodities, commodity contracts (except financial futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.) The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may invest in securities related to oil, gas, or other mineral development or exploration programs.


     5. Invest more than five percent (5%) of the value of the assets of a fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     6. Invest in securities of a company for the purpose of exercising control or management.

     7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

     8. Purchase or sell real estate, except a fund may purchase securities which are issued by companies which invest in real estate or interests therein.

     9. Issue senior securities as defined in the Act, except insofar as a fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a fund may be required to liquidate investments to be in compliance with the Act.

     10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.


     11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may invest up to fifteen percent (15%) of the value of the fund's net assets in illiquid assets.


     12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a fund shall not be deemed to be the making of loans) except that a fund may purchase securities subject to repurchase agreements under policies established by the Trustees.


     13. Invest in foreign securities (ADRs are not considered foreign securities) in excess of ten percent (10%) of the value of its total assets. The High Income, Mid-Cap Stock, and Multi-Cap Growth Stock Funds may invest up to twenty-five percent (25%) of the value of the fund's total assets in foreign securities. The International Stock and Global Securities Funds may invest up to 100% of the value of the fund's total assets in foreign securities.


Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.


The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds may not purchase securities on margin or sell short. However, each fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.


                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not adversely affect Net Asset Value or net investment income.


The Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that high portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate in the stock funds will be generally less than 100%. This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less).


                             MANAGEMENT OF THE FUND

Ultra Series Fund is governed by a Board of Trustees. The Trustees have the duties and responsibilities set forth under the applicable laws of the State of Massachusetts, including but not limited to the management and supervision of the funds.

The board, from time to time, may include individuals who may be deemed, under the Act, to be affiliated persons of MEMBERS Capital Advisors, the funds' adviser. At all times, however, the majority of board members will not be affiliated with MEMBERS Capital Advisors or the funds.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act.


Trustees and Officers
Relationship With The Fund

                        Interested Trustees and Officers

                                                                                                        Number of
                                 Position(s)                                                            Portfolios     Other Outside
                                  Held with      Length of     Principal Occupation During Past Five    Overseen in   Director-ships
     Name, Address and Age        the Fund      Service(1)                     Years                    Fund Complex        (5)

                                                              MEMBERS Capital Advisors, Inc.
Michael S. Daubs(2)(3)          Trustee         1997 -        President, 1982 - Present                      19              1
 5910 Mineral Point Road                        Present
Madison, WI 53705                                             CUNA Mutual Insurance Society
Age - 58                        President                     Chief Officer - Investments,
                                                1983 -        1990 - Present
                                                President
                                                              CUNA Mutual Life Insurance Company
                                                              Chief Officer - Investments,
                                                              1973 - Present

Lawrence R. Halverson(2)(4)     Trustee         1997 -        MEMBERS Capital Advisors, Inc.                 19
5910 Mineral Point Road                         Present       Senior Vice President, 1996 - Present
Madison, WI 53705                                             Vice President, 1987 - 1996
Age - 56                        Vice            1987 -        CUNA Brokerage Services, Inc.
                                President       Present       President, 1996 - 1998

Mary E. Hoffmann(2)(7)          Treasurer       1999 -        MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road                         Present       Assistant Vice President - Finance &           19
Madison, WI  53705                                            Operations, 2001 - Present
Age - 32
                                                              MEMBERS Capital Advisors, Inc.
                                                              Product Operations and Finance Manager,
                                                              1998 - 2001

                                                              CUNA Mutual Insurance Society
                                                              Investment Accounting Supervisor,
                                                              1996 - 1998

Dan Owens(2)(7)                 Assistant                     MEMBERS Capital Advisors, Inc.
5910 Mineral Point Road         Treasurer       2000 -        Investment Operations Manager,                 19
Madison, WI 53705                               Present       1999 - Present
Age - 34
                                                              AmerUS Capital Management
                                                              Manager, Investment Accounting -
                                                              Reporting, 1998 - 1999

                                                              AmerUs Life Holdings, Inc.
                                                              Senior Investment Accountant,
                                                              1994 - 1998


                       Disinterested Trustees and Officers

                                                                                                        Number of
                                 Position(s)                                                            Portfolios    Other Outside
                                  Held with      Length of     Principal Occupation During Past Five    Overseen in   Director-ships
     Name, Address and Age        the Fund      Service(1)                     Years                    Fund Complex        (5)

Gwendolyn M. Boeke              Trustee         1997 -        Wartburg Theological Seminary
2000 Heritage Way                               Present       Development Association,                       19
Waverly, IA 50677                                             1997 - Present
Age - 67                                                      Evangelical Lutheran Church in America
                                                              Foundation,
                                                              Regional Director, 1990 - Present

                                                              Wartburg College
                                                              Director, 1986-2001

Alfred L. Disrud                Trustee         1997 -        Planned Giving Services                        19
2000 Heritage Way                               Present       (Waverly, Iowa)
Waverly, IA 50677                                             Owner, 1986 - Present
Age - 81

                                Trustee         1997 -                                                                  Wells Fargo
Thomas C. Watt                                  Present       Vision Development Services, Inc.              19            Bank,
2000 Heritage Way                                             Consultant, 1997 - Present                                 Community
Waverly, IA 50677                                             MidAmerica Energy Company                                  Director,
Age - 65                                                      Manager, Business Initiatives, 1987 -                   1985 - Present
                                                              1999

                          Relationship With Affiliates

                        Interested Trustees and Officers

            Name                                                              Number of Registered
                                                                           Investment Companies for   Name of Registered Investment
                            Positions Held with Affiliated Persons or     Which the Same Position is    Company for Which the Same
                               Principal Underwriter of the Trust(6)                Held(7)                 Position is Held(7)

                             MEMBERS Capital Advisors, Inc.
Michael S. Daubs             President & Director,
                             1992 - Present

                             MEMBERS Capital Advisors, Inc.
Lawrence R. Halverson        Senior Vice President,
                             1996 - Present
                             Secretary, 1992 - Present

Mary E. Hoffmann             MEMBERS Capital Advisors, Inc.
                             Assistant Vice President - Finance &                     10                   MEMBERS Mutual Funds
                             Operations, 2001 - Present

Dan Owens                    MEMBERS Capital Advisors, Inc.
                             Investment Operations Manager,                           10                   MEMBERS Mutual Funds
                             1999 - Present

                       Disinterested Trustees and Officers

                                                                            Number of Registered
                                                                          Investment Companies for    Name of Registered Investment
                            Positions Held with Affiliated Persons or    Which the Same Position is    Company for Which the Same
            Name              Principal Underwriter of the Trust(6)                Held(7)                 Position is Held(7)

Gwendolyn M. Boeke          None
Alfred L. Disrud            None
Thomas C. Watt              None

(1) The board of trustees and officers of the Fund do not currently have term limitations.
(2)  "Interested person" as defined in the 1940 Act.
(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.
(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.
(5)  Include only directorships with companies that:
     (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or
     (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or
     (c)  are registered as an investment adviser.
(6)  Only for interested persons.
(7)  Only Mary Hoffmann and Dan Owens meet this disclosure requirement.

Trustee Compensation
                               Interested Trustees

                                      Aggregate Compensation from      Total Compensation from
           Trustee Name                        Trust(1)             Trust and Fund Complex(1)(2)

Michael S. Daubs(3)                              None                           None

Lawrence R. Halverson(3)                         None                           None


                             Disinterested Trustees

                                      Aggregate Compensation from      Total Compensation from
           Trustee Name                        Trust(1)             Trust and Fund Complex(1)(2)
Gwendolyn M. Boeke                              $3,000                         $6,000

Alfred L. Disrud                                $3,000                         $6,000

Thomas C. Watt                                  $3,000                         $6,000

  (1) Amounts for the fiscal year ending October 31, 2001.
  (2) "Fund Complex" includes the Trust and the Ultra Series Fund.
  (3) Non-compensated interested trustee.

There have been no arrangements or understandings between any officer or director and any other person(s) pursuant to which (s)he was selected as a director or officer. Trustees are not entitled to pension/annual retirement benefits.

Committees
Audit Committee

Members:          Gwendolyn M. Boeke
                  Alfred L. Disrud

Functions:

(a)  Meet with the Trust's independent public accountants to:

     (i)  review the arrangements for and scope of the audit;

     (ii) discuss matters of concern relating to the Trust's financial statements, including any adjustments to such statements recommended by the independent auditors, or other results of the audit;

     (iii) consider the independent auditors' comments and suggestions with respect to the Trust's financial policies, accounting procedures and internal accounting controls; and

     (iv) review the form of opinion the auditors propose to render to the Trust;

(b) Review memoranda, if any, prepared by the independent auditors setting forth any recommended procedural changes;

(c) Consider the effect upon the Trust of any changes in accounting principles or practices proposed by management or the independent auditors;

(d) Review audit and non-audit services provided to the Trust by such independent auditors and the fees charged for such services;

(e) Consider whether to retain the auditors for the next fiscal year and, in connection therewith, evaluate the independence of the auditors; and

(f) Report to the Board from time to time and make such recommendations with respect to the above and such other matters as the Audit Committee may deem necessary or appropriate.

The Audit Committee met one time in 2001.


Interim Valuation Committee (Fair Value Committee)

Members:          Lawrence Halverson
                  Michael Daubs
                  Thomas Watt
Function:

Make a good faith determination of the fair value of portfolio securities that have no readily available market quotation.

The Fair Value Committee met twelve times in 2001.

Directors' Holdings

                               Interested Trustees

       Name of Trustee            Dollar Range of Equity        Aggregate Dollar Range Of Equity Securities in All
                                Securities in Ultra Series   Registered Investment Companies Overseen by Director in
                                          Fund(2)                      Family of Investment Companies(1)(2)

Michael S. Daubs                $50,001 - $100,000           Over $100,000

Lawrence R. Halverson           None                         $50,001 - $100,000


                             Disinterested Trustees

       Name of Trustee            Dollar Range of Equity        Aggregate Dollar Range Of Equity Securities in All
                                Securities in Ultra Series   Registered Investment Companies Overseen by Director in
                                          Fund(2)                      Family of Investment Companies(1)(2)

Gwendolyn M. Boeke              None                         None
Alfred L. Disrud                None                         $10,001 - $50,000
Thomas C. Watt                  None                         None

(1)  Information provided is as of December 31, 2001.

(2)  Dollar Ranges are as follows:
       None                     $1 - $10,000
       $50,001 - $100,000       $10,001 - $50,000            Over $100,000

Substantial Shareholders


CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 2002, the separate accounts of the Company and certain qualified plans were the only shareholders of the Ultra Series Fund.

Beneficial Owners

As of April 1, 2002, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 2002 no one person had a beneficial interest in the fund exceeding five percent (5%).

Code of Ethics

The Ultra Series Fund, its adviser, MEMBERS Capital Advisors, and its principal underwriter, CUNA Brokerage Services, Inc., have adopted codes of ethics pursuant to Rule 17j-1 under the Act. The codes permit access persons, as that term is defined under Rule 17j-1, to invest in securities, including securities that may be purchased or held by the fund, for their own accounts. The codes, however, establish certain procedures and prohibitions on investments in securities for personal accounts. The codes are on public file with, and are available from, the SEC.

                             THE INVESTMENT ADVISER


The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Investment Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is MEMBERS Capital Advisors, Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.


The Investment Adviser, pursuant to the Agreement that became effective May 1, 1997, provides investment advice for each fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a fund, any taxes that a fund must pay, and any extraordinary expenses incurred by a fund or funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                     Management Fee Table

                                                                            Total Advisory Fees
                                                                     Incurred during the Fiscal Year
                                                                             Ended December 31
Fund                                     Management Fee                  2001              2000               1999
----                                     --------------                  ----              ----               ----
Money Market                                   0.45 %                   $594,691           $380,456           $294,066
Bond                                           0.55 %                  1,858,345          1,525,363          1,321,358
High Income                                    0.75%                     103,722             12,534                 --
Balanced                                       0.70 %                  4,627,267          4,468,183          3,717,079
Growth & Income Stock                          0.60 %                  6,348,469          6,901,242          5,948,635
Capital Appreciation Stock                     0.80 %                  6,985,661          7,065,708          5,685,472
Mid-Cap Stock                                  1.00 %                    832,565            428,332            130,658
Multi-Cap Growth Stock                         0.85%                      92,365             13,584                 --
International Stock                            1.20%                     226,686             38,844                 --
Global Securities                              0.95%                      97,885             15,535                 --

The Investment Adviser or subadviser (as applicable) makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the SEC and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

Prior to January 1, 2001, the Investment Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Investment Adviser paid $3,827,693 and $4,629,315 for those services in 1999 and 2000, respectively.

The Investment Adviser entered into an Investment Accounting Agreement effective October 28, 2000, with State Street Bank and Trust Company for the performance of investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. The Investment Adviser paid approximately $2,600 for those services in 2000 and $42,500 in 2001.


The Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreement.

The directors and principal officers of the Investment Adviser are as follows:


Joyce A.  Harris                        Director and Chair
Michael S.  Daubs                       Director and President
George A.  Nelson                       Director and Vice Chair
James C.  Hickman                       Director
Michael B.  Kitchen                     Director
Thomas J. Merfeld                       Senior Vice President and Secretary
Lawrence R.  Halverson                  Senior Vice President
Jeffrey B.  Pantages                    Senior Vice President
Mark T. Warshauer                       Senior Vice President
Mary E. Hoffmann                        Treasurer and Assistant Vice President
Tracy K. Lien                           Assistant Secretary


CUNA Brokerage Services, Inc., 5910 Mineral Point Road, Madison, WI 53705-4456 is the fund's principal underwriter.

                     MANAGEMENT AGREEMENTS WITH SUBADVISERS


As described in the prospectus, MEMBERS Capital Advisors manages the assets of the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds using a "manager of managers" approach under which MEMBERS Capital Advisors may allocate some of the fund's assets among one or more "specialist" subadvisers (each, a "Subadviser").

Even though Subadvisers have day-to-day responsibility over the management of a portion of the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds, MEMBERS Capital Advisors retains the ultimate responsibility for the performance of these funds and will oversee the Subadvisers and recommend their hiring, termination, and replacement.

MEMBERS Capital Advisors may, at some future time, employ a subadvisory or "manager of managers" approach to other new or existing funds in addition to the High Income, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds.

The Subadviser for the High Income Fund

As of the date of the prospectus, Massachusetts Financial Services Company ("MFS") is the only Subadviser managing the assets of the High Income Fund. For its services to the fund, MFS receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:

                  First $100 million        0.375%
                  Next $150 million         0.35%
                  Next $250 million         0.325%
                  Above $500 million        0.30%

Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to MFS in the following amounts:

                  Fiscal Year Ended                              Amount
                  -----------------                              ------
                  December 31, 2001                             $51,397
                  December 31, 2000                               6,285
                  December 31, 1999                                  --

The Subadviser for the Mid-Cap Stock Fund

As of the date of the prospectus, Wellington Management Company, LLP ("Wellington Management") is the only Subadviser managing some of the assets of the Mid-Cap Stock Fund. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, equal on an annual basis to 0.060% of net assets managed by Wellington Management.

Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Wellington Management in the following amount(s):

                  Fiscal Year Ended                              Amount
                  -----------------                              ------
                  December 31, 2001                             $97,640
                  December 31, 2000*                             31,068
                  December 31, 1999                                  --

*Wellington Management began subadvising the fund on May 1, 2000.

Pursuant to an Investment Sub-Advisory Agreement between MEMBERS Capital Advisors and Heartland Advisors, Inc. ("Heartland") that was terminated on April 30, 2000, MEMBERS Capital Advisors paid a management fee for Heartland's subadvisery services of the Mid-Cap Stock Fund in the following amounts:

                  Fiscal Year Ended                              Amount
                  -----------------                              ------
                  December 31, 2001                         $        --
                  May 1, 2000*                                   13,480
                  December 31, 1999                              23,771

*Heartland's subadvisery contract was terminated on May 1, 2000.

The Subadviser for the Multi-Cap Growth Stock Fund

As of the date of the prospectus, Wellington Management is the only Subadviser managing the assets of the Multi-Cap Growth Stock Fund. For its services to the fund, Wellington Management receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:
                  First $100 million        0.50%
                  Above $100 million        0.40%

Pursuant to an Investment Sub-Advisory Agreement between MEMBERS Capital Advisors and MFS that was terminated on May 1, 2002, MEMBERS Capital Advisors paid a management fee for MFS' subadvisery services of the Emerging Growth Fund (now known as the Multi-Cap Growth Stock Fund) in the following amounts:

                  Fiscal Year Ended                              Amount
                  -----------------                              ------
                  December 31, 2001                             $48,881
                  December 31, 2000                               7,198
                  December 31, 1999                                  --

The Subadviser for the International Stock Fund

As of the date of the prospectus, the assets of the International Stock Fund are managed by Lazard Asset Management ("Lazard").

For its services to the fund, Lazard receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, for three separate asset allocation categories, at the following annual rates:

                  EAFE:

                    First $25 million       0.65%
                    Next $25 million        0.55%
                    Above $50 million       0.50%

                  Small-cap                 0.75%

                  Emerging markets          0.75%

Pursuant to the above formula, MEMBERS Capital Advisors paid an aggregate management fee to Lazard in the following amounts:
                  Fiscal Year Ended                              Amount
                  -----------------                              ------
                  December 31, 2001                            $137,421
                  December 31, 2000                              23,498
                  December 31, 1999                                  --

The Subadviser for the Global Securities Fund

As of the date of the prospectus, Oppenheimer Funds, Inc. ("Oppenheimer") is the only Subadviser managing the assets of the Global Securities Fund. For its services to the fund, Oppenheimer receives a management fee from MEMBERS Capital Advisors, computed and accrued daily and paid monthly, at the following annual rates:

                  First $50 million         0.50%
                  Next $50 million          0.45%
                  Next $150 million         0.40%
                  Above $250 million        0.35%

Pursuant to the above formula, MEMBERS Capital Advisors paid a management fee to Oppenheimer in the following amounts:

                  Fiscal Year Ended                              Amount

                  December 31, 2001                             $50,644
                  May 1, 2000*                                    8,199
                  December 31, 1999                                  --

*Oppenheimer began subadvising the fund May 1, 2000.


                              EXPENSES OF THE FUND


The Money Market, Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in the Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each fund.


                         DISTRIBUTION PLAN AND AGREEMENT


The Ultra Series fund has adopted a distribution plan pursuant to Rule 12b-1 of the Act ("Distribution Plan") under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each fund's assets supporting Class C shares. This means that the Net Asset Value of Class C shares reflects the daily accrual of the fee but that the Net Asset Value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any fund representing Class Z shares.


Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares or to service Class C shareholders. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares or to service Class C shareholders. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, the Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.


Activities primarily intended to result in the sale of Class C shares or service Class C shareholders include, among other: (a) compensation to employees of CUNA Brokerage Services, Inc.; (b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Ultra Series Fund may, from time to time, deem advisable. CUNA Brokerage Services, Inc. did not incur any expenses in 2001 relating to the sale of Class C shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Distribution Plan became effective May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Distribution Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Distribution Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Distribution Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Distribution Plan terminates automatically. As long as the Distribution Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.


                                 TRANSFER AGENT


CUNA Mutual Life Insurance Company ("CUNA Mutual"), 2000 Heritage Way, Waverly, IA 50677, is the transfer agent. As transfer agent, CUNA Mutual maintains the shareholder records and reports.


                                    CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the current custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.

                             INDEPENDENT ACCOUNTANTS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Milwaukee, WI 53202, independent accountants, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.


Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund, or the Investment Adviser or Sub-adviser ("Advisers" for purposes of this section), is considered to be in addition to and not in lieu of services required to be performed by the Advisers under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Advisers in connection with other clients of the Advisers. Conversely, research received from placement of brokerage for other accounts may be used by the Advisers in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Advisers, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Advisers' other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund.



                                For the year ended      For the year ended       For the year ended
     Fund                       December 31, 2001       December 31, 2000        December 31, 1999

     Money Market               $          --            $          --           $           --
     Bond                                  --                       --                       --
     High Income                           --                      190                       --
     Balanced                         111,656                   70,354                  131,328
     Growth and Income Stock          362,231                  205,876                  497,353
     Capital Appreciation Stock       490,917                  297,276                  563,777
     Mid-Cap Stock                     86,949                   32,606                   67,763
     Multi-Cap Growth Stock            37,529                    5,832                       --
     International Stock               38,921                   22,328                       --
     Global Securities                 14,446                   17,247                       --


The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Advisers in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Advisers have established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                               SHARES OF THE TRUST

Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of the ten funds described in the prospectus. Additional series and/or classes may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of two classes of shares of the fund, designated as Class C and Class Z. Additional classes of shares may be offered in the future.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund. The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that: (i) the distribution and service fees relating to Class C or Class Z shares will be borne exclusively by that class; (ii) each of Class C shares and Class Z shares will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service on funds having a multiple-class structure. Similarly, the Net Asset Value per share may vary depending on whether Class C shares or Class Z shares are purchased.


In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders. Shares entitle their holders to one vote per dollar value of shares, and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Share certificates will not be issued.

Limitation of Trustee and Officer Liability


The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust. No fund is liable for the obligations of any other fund. Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined. The Trustees have considered this factor in approving the use of the combined prospectus.

                                  VOTING RIGHTS


Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of Net Asset Value and a fractional vote for each fractional dollar of Net Asset Value attributed to the shareholder.


The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.

                              CONFLICTS OF INTEREST

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                            NET ASSET VALUE OF SHARES


Each fund's Net Asset Value per share (except the Money Market Fund) is normally determined once daily as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each day when the New York Stock Exchange is open for business. The Money Market Fund's Net Asset Value normally is determined once daily on each day that both the New York Stock Exchange and the Federal Reserve Banks are open for business. The New York Stock Exchange and the Federal Reserve Banks are each scheduled to be open Monday through Friday throughout the year, except for certain federal bank, national or other holidays. Net Asset Value is determined by dividing each fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold or redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.

The Net Asset Value of a share issued by the Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.)


Money Market Fund

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. Rule 2a-7requires that the fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.


Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds


Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the fund's institutional size holdings. When readily available market quotations are not available, the fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

     1. Securities (including restricted securities) for which complete quotations are not readily available, and

     2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

     3.   Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income and realized capital gains as follows:

(i) Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund.


(ii) Dividends of ordinary income from the Bond, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Multi-Cap Growth Stock, International Stock, and Global Securities Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective fund.


(iii) All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.

Federal Tax Status of the Funds

The following discussion of the federal tax status of the funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this SAI. Tax law is subject to change by legislative, administrative or judicial action.

Each fund is treated as a separate taxpayer for federal income tax purposes. Each fund intends to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If a fund:
(1) continues to qualify as a regulated investment company, and (2) distributes to its shareholders at least 90% of its investment company taxable income (including for this purpose its net ordinary investment income and net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses) (the "90% distribution requirement"), (which each fund intends to do), then under the provisions of Subchapter M, the fund should have little or no income taxable to it under the Code. In particular, a fund is not subject to federal income tax on the portion of its investment company taxable income and net capital gain (i.e., net long-term capital gain in excess of short-term capital loss) it distributes to shareholders (or treats as having been distributed to shareholders).

A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of its gross income for each taxable year must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of the fund's taxable year,
(a) at least 50% of the value of the fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses.

The funds should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts.

Each of the funds also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts that are used to support variable life insurance contracts and variable annuity contracts. Such separate accounts may meet these requirements by investing solely in the shares of a mutual fund registered under the 1940 Act as an open-end management investment company such as the funds. These requirements are in addition to the diversification requirements of subchapter M and of the 1940 Act, and may affect the securities in which a fund may invest. In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a fund may be required, for example, to alter its investment objectives.

The 817(h) requirements place certain limitations on the assets of each separate account (or underlying mutual fund) that may be invested in securities of a single issuer. These limitations apply to each fund's assets that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by a "safe harbor" described below, as of the end of each calendar quarter, or within 30 days thereafter:

     o no more than 55% of a fund's total assets may be represented by any one investment

     o    no more than 70% by any two investments

     o    no more than 80% by any three investments

     o    no more than 90% by any four investments

Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Investment income received from sources within foreign countries, or capital gains earned by a fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these funds' assets to be invested within various countries is not now known. The funds each seek to operate so as to qualify for treaty-reduced rates of tax when applicable. Owners of variable life insurance and variable annuity contracts investing in such a fund bear the costs of any foreign tax, but are not be able to claim a foreign tax credit or deduction for these foreign taxes.

A fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer losses of the fund. These rules: (1) could affect the character, amount and timing of distributions to shareholders of a fund, (2) could require such a fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out), and (3) may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. To mitigate the effect of these rules and prevent its disqualification as a regulated investment company, each fund seeks to monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records when it acquires any option, futures contract or hedged investment.

If for any taxable year a fund fails to qualify as a regulated investment company, all of its taxable income becomes subject to federal, and possibly state, income tax at the regular corporate rates (without any deduction for distributions to its shareholders). In addition, if for any taxable year a fund fails to qualify as a regulated investment company, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Likewise, if a fund fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the funds' investment advisers and each fund intends to comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in lower total return for a fund than would otherwise be the case, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the fund's investment sub-adviser might otherwise select.


As of December 31, 2001, the following funds have capital loss carry over as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder.

                                                       Expiration Dates:
Fund                                   Amount             December 31

Bond Fund                             $ 241,434             2007
Bond Fund                             7,577,224             2008
Multi-Cap Growth Stock Fund           4,229,031             2009
International Stock Fund              1,565,839             2009
Global Securities Fund                  816,242             2009
High Income Fund                        454,251             2009


If a fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the fund is timely distributed to its shareholders. The fund would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such funds would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable fund to recognize taxable income or gain without the concurrent receipt of cash. Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

Foreign exchange gains and losses realized by a fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the fund must derive at least 90% of its annual gross income.

Each fund that invests in certain PIKs (payments in kind), zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because a fund must meet the 90% distribution requirement to qualify as a regulated investment company, it may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Investor Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a fund generally are not subject to federal income tax on fund earnings or distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the contract or plan. For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts. For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

                             HOW SECURITIES ARE SOLD

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through CUNA Brokerage Services, Inc. ("the distributor"), pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of the distributor is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders. CUNA Brokerage has not received underwriting commissions from the Ultra Series Fund for any of the last three fiscal years.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this SAI.

Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 3, 5, and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.

The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market and Bond Funds. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the fund refers to the income generated by an investment in the fund over the stated period. This income is then annualized, that is, the amount of income generated by the investment during that period is assumed to be generated over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service.

The volatility of each fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a statistically fitted (average) trendline of the actual returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

Current Yield = [(NCS - ES)/UV) X (365/7)] x 100

Where:

NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES= per share expenses attributable to the hypothetical account for the seven-day period.

UV= the share value at the close of business on the day prior to the first day of the seven-day period.

Effective yield = [(1 + ((NCS-ES)/UV)) 365/7 - 1] x 100

Where:

NCS= the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

ES = per share expenses attributable to the hypothetical account for the seven-day period.

UV = the share value at the close of business on the day prior to the first day of the seven-day period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a fund refers to income generated by the fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

Yield = [2 X (((NI - ES)/(U X UV)) + 1)6 - 1)] x 100

Where:

NI = net income of the fund for the 30-day or one-month period attributable to the fund's shares.

ES   = expenses of the fund for the 30-day or one-month period.

U    = the average number of shares outstanding.

UV = the share value at the close of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the funds for various periods of time.

When a fund has been in operation for 1, 3, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

TR   = [((ERV/P)1/N) - 1] x 100

Where:

TR   = the average annual total return net of any fund recurring charges.

ERV = the ending redeemable value of the hypothetical account at the end of the period.

P    = a hypothetical initial payment of $1,000.

N    = the number of years in the period.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR  = [(ERV/P) - 1] x 100

Where:

CTR = The cumulative total return net of any fund recurring charges for the period.

ERV = The ending redeemable value of the hypothetical investment at the end of the period.

P    = A hypothetical single payment of $1,000.

                              FINANCIAL STATEMENTS


Data from the most recent annual report begins on the next page. Note that effective May 1, 2002 the Emerging Growth Fund changed its name to the Multi-Cap Growth Stock Fund.

                                MONEY MARKET FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net      Coupon       Maturity      Par/Shares     Value
                                              Assets       Rate          Date          Amount      (Note 2)
                                              ------       ----          ----          ------      --------

CORPORATE NOTES AND BONDS:                      7.0%
  Caterpillar Financial Services Corp.                     5.890%       06/17/02   $2,000,000  $  2,033,986
  General Electric Capital Corp.                           5.500        04/15/02    2,000,000     2,019,868
  Merrill Lynch & Co., Inc.                                5.710        01/15/02    7,100,000     7,106,161
  Merrill Lynch & Co., Inc.                                6.640        09/19/02    1,000,000     1,031,377
                                                                                                -----------
TOTAL CORPORATE NOTES AND BONDS
(COST: $12,191,392)                                                                              12,191,392
                                                                                                -----------

COMMERCIAL PAPER: (A)                          64.9%
  Abbott Laboratories                                      1.950        01/02/02    4,000,000     3,999,783
  American Express Credit Corp.                            1.780        01/17/02    4,000,000     3,996,836
  American General Finance Corp.                           2.290        01/10/02    7,000,000     6,995,993
  Bank America NA                                          2.430        03/27/02    5,055,000     5,058,697
  Coca-Cola Co.                                            1.900        02/12/02    8,000,000     7,982,267
  Corporate Receivables Corp.                              1.830        01/03/02    4,099,000     4,098,583
  CXC, Inc.                                                1.980        01/04/02    4,000,000     3,999,340
  General Electric Capital Corp.                           3.360        01/22/02    6,500,000     6,487,260
  Goldman Sachs Group, Inc.                                2.300        01/07/02    7,000,000     6,997,317
  Household Finance Corp.                                  2.060        01/17/02    4,000,000     3,996,338
  Household Finance Corp.                                  2.030        01/29/02    4,000,000     3,993,684
  Kraft Foods, Inc.                                        2.020        01/24/02    8,000,000     7,989,676
  Madison Gas & Electric Co.                               1.900        01/15/02    3,390,000     3,387,495
  McGraw-Hill Cos., Inc.                                   2.030        02/05/02    2,000,000     1,996,053
  McGraw-Hill Cos., Inc.                                   1.830        05/29/02    5,000,000     4,962,383
  Medtronic, Inc.                                          1.820        01/18/02    4,000,000     3,996,562
  Moat Funding LLC                                         1.890        01/29/02    2,500,000     2,496,325
  Moat Funding LLC                                         2.090        01/31/02    5,000,000     4,991,292
  Moat Funding LLC                                         1.850        03/04/02    1,000,000       996,814
  Nestle Capital Corp.                                     1.780        02/01/02    5,000,000     4,992,336
  Nestle Finance France, S.A.                              2.100        01/08/02    2,685,000     2,683,904
  SBC Communications, Inc.                                 2.110        02/07/02    8,000,000     7,982,651
  Walt Disney Co.                                          7.000        04/10/02    1,000,000     1,009,711
  Wells Fargo & Co.                                        1.690        03/01/02    8,000,000     7,977,842
                                                                                                -----------
TOTAL COMMERCIAL PAPER
(COST: $113,069,142)                                                                            113,069,142
                                                                                                -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS: (A)    25.9%
  Federal Farm Credit Bank                                 1.750        01/02/02    4,000,000     3,999,806
  Federal Farm Credit Bank                                 6.625        02/01/02      780,000       782,948
  Federal Farm Credit Bank                                 3.290        02/28/02    7,000,000     6,962,896
  Federal Farm Credit Bank                                 1.750        04/01/02    5,000,000     5,000,000
  Federal Home Loan Bank                                   5.250        04/25/02    5,000,000     5,045,159
  Federal Home Loan Bank                                   6.750        05/01/02    3,000,000     3,047,943
  Federal Home Loan Bank                                   6.000        08/15/02    3,000,000     3,049,100
  Federal Home Loan Bank                                   3.360        08/28/02    1,083,000     1,058,842
  Federal Home Loan Mortgage Corp.                         6.250        10/15/02    5,000,000     5,161,207
  Federal National Mortgage Association                    6.625        01/15/02    3,000,000     3,003,810
  Federal National Mortgage Association                    3.340        02/07/02    5,000,000     4,982,836
  Federal National Mortgage Association                    1.840        06/20/02    3,000,000     2,973,933
                                                                                                -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $45,068,480)                                                                              45,068,480
                                                                                                -----------

INVESTMENT COMPANY:                             4.5%
  SSgA Prime Money Market Fund                                                      7,900,109     7,900,109
                                                                                                -----------

TOTAL INVESTMENT COMPANY
(COST: $7,900,109)                                                                                7,900,109
                                                                                                -----------

TOTAL INVESTMENTS                             102.3%                                            178,229,123
(COST: $178,229,123)
NET OTHER ASSETS AND LIABILITIES               (2.3)%                                            (3,968,481)
                                              -------                                           -----------

TOTAL NET ASSETS                              100.0%                                           $174,260,642
                                              -------                                           -----------
                                              -------                                           -----------

(A) Rate noted represents annualized yield at time of purchase.

See accompanying notes to financial statements.

                                    BOND FUND
                             Schedule of Investments
                                December 31, 2001

                                                  % Net      Coupon       Maturity       Par         Value
                                                 Assets       Rate          Date       Amount      (Note 2)
                                                 ------       ----          ----       ------      --------
ASSET BACKED:                                     5.3%
  ABSC Long Beach Home Equity Trust, Series
   2000-LB1, Class AF5                                       8.050%       09/21/30  $5,600,000   $5,911,979
  Conseco Finance Securitizations Corp.,
   Series 2001-1, Class M1                                   7.535        07/01/32   5,500,000    5,467,097
  Conseco Finance Securitizations Corp.,
   Series 2001-4, Class A3                                   6.090        09/01/33   3,500,000    3,499,453
  Green Tree Home Equity Loan Trust, Series
   1999-A, Class B1                                          8.970        11/15/27   5,300,000    5,499,545
                                                                                                -----------
TOTAL ASSET BACKED
(COST: $20,091,081)                                                                              20,378,074
                                                                                                -----------

COMMERCIAL MORTGAGE BACKED:                       5.7%
  Banc America Large Loan, Inc., Series 2001,
   Class A2 (C)                                              6.490        12/13/16   6,000,000    5,989,453
  Chase Commercial Mortgage Securities Corp.,
   Series 2000-1, Class A2                                   7.757        04/15/32   5,500,000    6,015,616
  First Union National Bank of America,
   Series 2001-C1, Class E                                   6.624        01/15/11   5,554,000    5,514,877
  Morgan Stanley Capital I, Inc., Series 1999-
   Cam1, Class A2                                            6.760        11/15/08   4,038,642    4,236,173
                                                                                                -----------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $21,462,074)                                                                              21,756,119
                                                                                                -----------
CORPORATE NOTES AND BONDS:                       35.4%

CAPITAL GOODS                                     0.7%
  Giddings & Lewis, Inc.                                      7.500       10/01/05   2,500,000    2,587,428
                                                                                                -----------
CHEMICALS                                         0.7%
  Dow Chemical Co.                                            7.375       11/01/29   2,400,000    2,648,904
                                                                                                -----------
COMMUNICATION SERVICES                            1.8%
  Sprint Capital Corp.                                        7.125       01/30/06   1,500,000    1,563,549
  Verizon Global Funding Corp.                                7.750       12/01/30   2,400,000    2,671,178
  WorldCom, Inc.                                              8.250       05/15/31   2,500,000    2,642,638
                                                                                                -----------
                                                                                                  6,877,365
                                                                                                -----------
CONSUMER STAPLES                                  0.6%
  Kellogg Co.                                                 6.000       04/01/06   2,400,000    2,457,612
                                                                                                -----------
ENERGY                                            8.8%
  Allegheny Energy, Inc.                                      7.750       08/01/05   2,500,000    2,670,107
  American Electric Power, Inc.                               6.125       05/15/06   3,000,000    2,969,757
  Coastal Corp.                                               7.500       08/15/06   2,250,000    2,277,533
  Conoco, Inc.                                                5.900       04/15/04   3,000,000    3,115,638
  DTE Energy Co.                                              6.450       06/01/06   2,000,000    2,052,730
  Energy East Corp.                                           8.050       11/15/10   2,000,000    2,083,712
  ENSERCH Corp.                                               6.375       02/01/04   2,000,000    2,075,942
  Occidental Petroleum Corp.                                  5.875       01/15/07   2,500,000    2,491,283
  Phillips Petroleum Co.                                      8.500       05/25/05   2,500,000    2,764,690
  Progress Energy, Inc.                                       7.750       03/01/31   2,400,000    2,566,982
  Texaco Capital, Inc.                                        5.700       12/01/08   3,000,000    2,999,787
  Virginia Electric & Power Co., Series A                     5.750       03/31/06   3,400,000    3,434,422
  YPF Sociedad Anonima (D)                                    7.500       10/26/02      66,550       63,888
  YPF Sociedad Anonima (D)                                    8.000       02/15/04   3,000,000    2,400,000
                                                                                                -----------
                                                                                                 33,966,471
                                                                                                -----------
FINANCE                                          12.2%
  ACE INA Holdings, Inc.                                      8.300       08/15/06   2,500,000    2,707,315
  Bank One Corp.                                              6.000       08/01/08   3,000,000    3,009,567
  BankAmerica Corp.                                           8.500       01/15/07   3,500,000    3,911,960
  Barclays Bank PLC (B)(C)(D)                                 8.550       06/15/11   2,000,000    2,228,782
  Bear Stearns Cos., Inc.                                     6.500       05/01/06   2,000,000    2,064,066
  First Bank National Association                             7.550       06/15/04   2,000,000    2,154,618
  General Electric Global Insurance Corp.                     7.000       02/15/26   3,750,000    3,874,009
  Goldman Sachs Group, Inc.                                   7.350       10/01/09   2,850,000    3,003,886
  Household Finance Corp.                                     6.500       11/15/08   3,400,000    3,394,835
  J.P. Morgan Chase & Co.                                     7.125       06/15/09   2,200,000    2,332,781

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                  % Net      Coupon       Maturity       Par         Value
                                                 Assets       Rate          Date       Amount      (Note 2)
                                                 ------       ----          ----       ------      --------

FINANCE (Continued)
  Merrill Lynch & Co., Inc.                                   6.000%      02/17/09  $3,000,000   $2,987,448
  Morgan Stanley Dean Witter & Co.                            6.100       04/15/06   2,500,000    2,576,290
  Royal & Sun Alliance Insurance Group PLC (D)                8.950       10/15/29   2,000,000    2,126,216
  UBS Preferred Funding Trust                                 8.622       10/01/10   2,250,000    2,503,589
  Wachovia Corp.                                              4.950       11/01/06   1,000,000      981,841
  Wachovia Corp.                                              6.150       03/15/09   2,000,000    1,997,798
  Washington Mutual Finance                                   6.250       05/15/06   2,500,000    2,579,572
  Wells Fargo Financial, Inc.                                 5.875       08/15/08   2,500,000    2,504,095
                                                                                                -----------

                                                                                                 46,938,668
                                                                                                -----------

HEALTHCARE                                        0.5%
  American Home Products Corp.                                6.250       03/15/06   1,900,000    1,967,365
                                                                                                -----------

INDUSTRIALS                                       2.7%
  Caterpillar Financial Services Corp.                        7.590       12/10/03   2,400,000    2,576,978
  Ford Motor Credit Co.                                       7.600       08/01/05   2,400,000    2,463,607
  General Motors Acceptance Corp.                             6.875       09/15/11   2,500,000    2,448,898
  International Paper Co.                                     8.125       07/08/05   2,700,000    2,918,811
                                                                                                -----------

                                                                                                 10,408,294
                                                                                                -----------

REITS                                             0.8%
  EOP Operating LP                                            8.100       08/01/10   2,000,000    2,151,820
  Spieker Properties LP                                       7.650       12/15/10   1,000,000    1,046,610
                                                                                                -----------

                                                                                                  3,198,430
                                                                                                -----------

RETAIL                                            1.5%
  Delhaize America, Inc.                                      7.375       04/15/06   2,000,000    2,120,290
  Kroger Co.                                                  7.800       08/15/07   1,500,000    1,640,710
  Safeway, Inc.                                               7.000       09/15/07   2,000,000    2,117,434
                                                                                                -----------

                                                                                                  5,878,434
                                                                                                -----------
TECHNOLOGY                                        0.7%
  Lockheed Martin Corp.                                       7.250       05/15/06   2,400,000    2,576,352
                                                                                                -----------

TELECOMMUNICATIONS                                3.1%
  AOL Time Warner, Inc.                                       6.125       04/15/06   2,000,000    2,042,862
  Comcast Cable Communications                                8.375       05/01/07   2,400,000    2,646,233
  TCI Communications, Inc.                                    8.650       09/15/04   2,500,000    2,699,970
  Telephone & Data Systems, Inc.                              7.000       08/01/06   2,000,000    2,059,360
  Verizon Wireless, Inc. (C)                                  5.375       12/15/06   2,500,000    2,488,545
                                                                                                -----------

                                                                                                 11,936,970
                                                                                                -----------
TRANSPORTATION                                    1.3%
  Burlington Northern Santa Fe Corp.                          6.375       12/15/05   2,400,000    2,473,154
  Norfolk Southern Corp.                                      7.250       02/15/31   2,000,000    2,042,932
  Southwest Airlines Co.                                      8.700       07/01/11      16,321       16,636
  Union Pacific Railroad                                      6.540       07/01/15     363,531      360,943
                                                                                                -----------

                                                                                                  4,893,665
                                                                                                -----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $133,062,288)                                                                            136,335,958
                                                                                                -----------
MORTGAGE BACKED:                                 27.3%

FEDERAL HOME LOAN BANK                            1.5%
  Gold Pool C48129                                            7.000       03/01/31   5,586,692    5,694,934
                                                                                                -----------

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                  % Net      Coupon       Maturity       Par         Value
                                                 Assets       Rate          Date       Amount      (Note 2)
                                                 ------       ----          ----       ------      --------

FEDERAL HOME LOAN MORTGAGE CORP.                  4.9%
  Series 1870-VC                                              6.500%      07/15/09  $3,500,000 $  3,605,770
  Series 2248-D                                               7.500       08/15/21   2,000,000    2,057,405
  Pool # C01005                                               8.000       06/01/30   4,041,741    4,236,951
  Pool # C54217                                               6.500       06/01/31   2,822,676    2,829,557
  Pool # C54900                                               6.500       07/01/31   5,941,271    5,955,753
                                                                                                -----------
                                                                                                 18,685,436
                                                                                                -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION            16.3%
  Pool # 383475                                               6.100       04/01/11   4,699,831    4,756,394
  Pool # 582558                                               6.000       05/01/16   2,775,912    2,784,586
  Pool # 585724                                               6.000       05/01/16   2,745,627    2,754,207
  Pool # 253847                                               6.000       05/01/21   6,458,606    6,387,739
  Series 1996-M6G                                             7.750       09/17/23      23,586       23,851
  Series 1998-63 Class PG                                     6.000       03/25/27  11,000,000   10,922,890
  Series 1998-W2-A8                                           6.500       06/25/28   5,000,000    4,665,583
  Pool # 519049                                               8.000       09/01/29   2,922,017    3,059,898
  Series 2351 Class PX                                        6.500       07/15/30   4,500,000    4,505,787
  Series 2001-72-NC                                           6.000       11/01/31  10,000,000   10,066,300
  Pool # 593187                                               7.000       11/01/31   6,863,155    7,000,418
  TBA                                                         6.000       12/01/31   5,999,400    5,874,538
                                                                                                -----------

                                                                                                 62,802,191
                                                                                                -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION          4.6%
  Pool # 002995                                               8.000       10/20/15   1,016,423    1,068,324
  Pool # 2714                                                 6.500       02/20/29   4,500,682    4,506,709
  Pool # 2921                                                 7.500       05/20/30   5,660,526    5,837,837
  Pool # 003068                                               6.500       04/20/31   6,309,085    6,310,741
                                                                                                -----------

                                                                                                 17,723,611
                                                                                                -----------
TOTAL MORTGAGE BACKED
(COST: $104,777,096)                                                                            104,906,172
                                                                                                -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:          24.2%

FEDERAL FARM CREDIT BANK                          0.6%        3.875       12/15/04   2,400,000    2,389,128
                                                                                                -----------

FEDERAL HOME LOAN BANK                            3.7%        4.000       10/18/04   2,500,000    2,507,970
                                                              7.801       02/20/07   2,750,000    2,668,462
                                                              5.490       12/22/08   2,500,000    2,513,083
                                                              5.800       11/07/11   6,600,000    6,534,205
                                                                                                -----------

                                                                                                 14,223,720
                                                                                                -----------

FEDERAL HOME LOAN MORTGAGE CORP.                  1.5%        4.250       10/03/05   3,200,000    3,161,709
                                                              5.375       08/16/06   2,400,000    2,452,783
                                                                                                -----------

                                                                                                  5,614,492
                                                                                                -----------

FEDERAL NATIONAL MORTGAGE  ASSOCIATION            4.2%        3.500       09/15/04   4,200,000    4,179,932
                                                              6.000       05/15/11   4,500,000    4,572,509
                                                              6.250       07/19/11   3,000,000    3,078,105
                                                              5.500       10/18/11   4,300,000    4,199,677
                                                                                                -----------

                                                                                                 16,030,223
                                                                                                -----------

STUDENT LOAN MARKETING ASSOCIATION                0.5%        5.000       06/30/04   2,000,000    2,062,776
                                                                                                -----------

U.S. TREASURY BONDS                               4.2%       11.125       08/15/03   5,000,000    5,658,205
                                                              6.250       05/15/30   9,800,000   10,615,772
                                                                                                -----------

                                                                                                 16,273,977
                                                                                                -----------

                                    BOND FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                  % Net      Coupon       Maturity       Par         Value
                                                 Assets       Rate          Date       Amount      (Note 2)
                                                 ------       ----          ----       ------      --------

U.S. TREASURY NOTES                               9.5%        5.875%      11/15/04$  8,900,000 $  9,423,569
                                                              7.500       02/15/05  11,100,000   12,297,157
                                                              4.750       11/15/08  11,800,000   11,753,909
                                                              5.750       08/15/10   3,000,000    3,149,298
                                                                                                -----------

                                                                                                 36,623,933
                                                                                                -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $92,498,872)                                                                              93,218,249
                                                                                                -----------

                                                                                       Shares

INVESTMENT COMPANY:                               0.9%
  SSgA Prime Money Market Fund                                                       3,565,721    3,565,721
                                                                                                -----------

TOTAL INVESTMENT COMPANY
(COST: $3,565,721)                                                                                3,565,721
                                                                                                -----------

TOTAL INVESTMENTS                                98.8%                                          380,160,293
(COST: $375,457,132**)
NET OTHER ASSETS AND LIABILITIES                  1.2%                                            4,676,334
                                            ----------                                          -----------

TOTAL NET ASSETS                                100.0%                                         $384,836,627
                                            ----------                                          -----------
                                            ----------                                          -----------

**At December 31, 2001, the cost of securities for federal tax purposes was $375,507,874. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation................................$6,942,375
        Gross unrealized depreciation................................(2,289,956)
                                                                     ----------

        Net unrealized appreciation..................................$4,652,419
                                                                     ----------
                                                                     ----------

(B) Represents security that retains a specified coupon until a predetermined date, at which time a predetermined rate becomes the effective rate.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities are 1.77% of total net assets.

PLC   Public Limited Company.
TBA   To Be Announced.

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                             Schedule of Investments
                                December 31, 2001

                                                % Net       Coupon     Maturity          Par         Value
                                               Assets        Rate        Date          Amount      (Note 2)
                                               ------        ----        ----          ------      --------
COMMERCIAL MORTGAGE BACKED:                     0.4%
  Commercial Mortgage Acceptance Corporation,
  Series 1998 C2 Class F                                     5.440%     05/15/13     $100,000       $68,691
                                                                                                 ----------

TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $69,123)                                                                                      68,691
                                                                                                 ----------

CORPORATE NOTES AND BONDS:                     80.3%

AEROSPACE/DEFENSE                               0.4%
  Alliant Techsystems, Inc.                                  8.500      05/15/11       65,000        67,600
                                                                                                 ----------

BASIC MATERIALS                                 2.8%
  Appleton Papers, Inc. (C)                                 12.500      12/15/08       50,000        48,000
  Buckeye Technologies, Inc.                                 9.250      09/15/08       50,000        49,250
  Dresser, Inc. (C)                                          9.375      04/15/11      100,000       102,000
  FiberMark, Inc.                                           10.750      04/15/11       60,000        54,000
  Grant Prideco, Inc.                                        9.625      12/01/07       50,000        49,625
  Huntsman International LLC                                10.125      07/01/09      100,000        96,000
  Sovereign Specialty Chemicals, Inc.                       11.875      03/15/10       50,000        48,000
  U.S. Timberlands Klamath Falls                             9.625      11/15/07       60,000        40,200
                                                                                                 ----------

                                                                                                    487,075
                                                                                                 ----------

BUILDING AND CONSTRUCTION                      3.8%
  American Standard, Inc.                                    7.125      02/15/03       20,000        20,300
  American Standard, Inc.                                    7.375      02/01/08      215,000       217,150
  American Standard, Inc.                                    7.625      02/15/10       20,000        20,100
  Atrium Cos., Inc., Series B                               10.500      05/01/09       50,000        46,500
  D. R. Horton, Inc.                                         9.750      09/15/10       50,000        51,500
  D. R. Horton, Inc.                                         9.375      03/15/11       50,000        51,250
  Meritage Corp.                                             9.750      06/01/11       15,000        15,469
  MMI Products, Inc. (C)                                    13.000      04/15/07       25,000        24,063
  MMI Products, Inc., Series B                              11.250      04/15/07       85,000        78,412
  Nortek, Inc., Series B                                     9.250      03/15/07       80,000        81,600
  Nortek, Inc., Series B                                     8.875      08/01/08       65,000        65,162
                                                                                                 ----------

                                                                                                    671,506
                                                                                                 ----------

CHEMICALS AND DRUGS                             2.3%
  Acetex Corp. (C)(D)                                       10.875      08/01/09       75,000        75,000
  Lyondell Chemical Co., Series A                            9.625      05/01/07      100,000       101,000
  MacDermid, Inc.                                            9.125      07/15/11       60,000        61,500
  Noveon, Inc., Series B (C)                                11.000      02/28/11      100,000       105,000
  Sterling Chemicals, Inc., Series B (E)                    12.375      07/15/06       65,000        53,950
                                                                                                 ----------

                                                                                                    396,450
                                                                                                 ----------

COMMUNICATION                                   7.4%
  Alamosa PCS Holdings, Inc. (B)                            12.875      02/15/10      100,000        62,000
  Allegiance Telecom, Inc., Series B (B)                    11.750      02/15/08       65,000        28,600
  Allegiance Telecom, Inc.                                  12.875      05/15/08       40,000        29,600
  American Cellular Corp.                                    9.500      10/15/09      125,000       121,250
  American Tower Corp.                                       9.375      02/01/09       85,000        68,425
  AT&T Wireless Services, Inc.                               7.875      03/01/11      100,000       106,901
  Centennial Cellular Operating Co.                         10.750      12/15/08       50,000        42,000
  Charter Communications Holdings LLC                        8.250      04/01/07      335,000       322,019
  Emmis Communications Corp. (B)                            12.500      03/15/11       85,000        51,425
  Exodus Communications, Inc. (E)                           11.625      07/15/10       55,000         9,900
  ITC/\DeltaCom, Inc.                                        9.750      11/15/08       45,000        16,650
  Nextel Communications, Inc. (B)                            9.950      02/15/08      210,000       144,375
  Nextel Communications, Inc.                                9.500      02/01/11       60,000        46,800
  Nextel International, Inc. (B)                            13.000      04/15/07       50,000         2,500
  Rural Cellular Corp., Series B                             9.625      05/15/08       70,000        72,100

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net       Coupon     Maturity          Par         Value
                                               Assets        Rate        Date          Amount      (Note 2)
                                               ------        ----        ----          ------      --------
COMMUNICATION (Continued)
  Telewest Communications PLC (B)(D)                         9.250%     04/15/04    $  65,000  $     28,681
  Telewest Communications PLC (D)                            9.875      02/01/10      110,000        77,000
  Triton PCS, Inc. (C)                                       8.750      11/15/11       60,000        60,000
  XO Communications (D) (E)                                 10.750      06/01/09       60,000         7,500
                                                                                                 ----------
                                                                                                  1,297,726
                                                                                                 ----------
CONSUMER CYCLICAL                               2.3%
  Dura Operating Corp., Series D                             9.000      05/01/09       90,000        84,600
  Lear Corp., Series B                                       8.110      05/15/09      100,000       101,165
  United Stationers Supply Co.                               8.375      04/15/08      185,000       186,619
  WestPoint Stevens, Inc.                                    7.875      06/15/05       65,000        21,125
  WestPoint Stevens, Inc.                                    7.875      06/15/08       25,000         7,750
                                                                                                 ----------
                                                                                                    401,259
                                                                                                 ----------
CONSUMER SERVICES                               1.1%
  Iron Mountian, Inc.                                        8.625      04/01/13       75,000        78,000
  Michael Foods, Inc., Series B                             11.750      04/01/11       80,000        86,400
  Prime Hospitality Corp., Series B                          9.750      04/01/07       30,000        30,225
                                                                                                 ----------
                                                                                                    194,625
                                                                                                 ----------
CONSUMER STAPLES                                1.4%
  Remington Products Co., LLC, Series D                     11.000      05/15/06       30,000        22,950
  Samsonite Corp.                                           10.750      06/15/08       70,000        48,825
  Sealy Mattress Co. (C)                                     9.875      12/15/07       85,000        85,000
  Simmons Co., Series B                                     10.250      03/15/09       80,000        80,800
                                                                                                 ----------
                                                                                                    237,575
                                                                                                 ----------
CONTAINERS/PACKAGING                            2.8%
  Ball Corp.                                                 8.250      08/01/08      105,000       110,775
  Consolidated Container Co. LLC                            10.125      07/15/09       55,000        41,800
  Gaylord Container Corp., Series B                          9.750      06/15/07       55,000        46,475
  Gaylord Container Corp., Series B                          9.375      06/15/07        5,000         4,225
  Plastipak Holdings, Inc. (C)                              10.750      09/01/11      140,000       147,000
  Riverwood International Corp.                             10.250      04/01/06      100,000       103,000
  Riverwood International Corp.                             10.625      08/01/07       40,000        42,000
                                                                                                 ----------
                                                                                                    495,275
                                                                                                 ----------
DEFENSE ELECTRONICS                             0.6%
  L-3 Communications Corp.                                   8.000      08/01/08      105,000       109,331
                                                                                                 ----------
DURABLE GOODS                                   0.8%
  American Axle & Manufacturing, Inc.                        9.750      03/01/09       70,000        72,275
  Collins & Aikman Products (C)                             10.750      12/31/11       30,000        30,075
  Hayes Lemmerz International, Inc. (C) (E)                 11.875      06/15/06       80,000        38,000
                                                                                                 ----------
                                                                                                    140,350
                                                                                                 ----------
ENERGY                                          5.8%
  AES Corp.                                                  8.875      02/15/11       80,000        70,400
  Chesapeake Energy Corp.                                    8.125      04/01/11      160,000       155,200
  CMS Energy Corp.                                           8.500      04/15/11       60,000        59,941
  Mission Resources Corp. (C)                               10.875      04/01/07       65,000        58,500
  Ocean Energy, Inc., Series B                               8.875      07/15/07       60,000        62,700
  P&L Coal Holdings Corp., Series B                          8.875      05/15/08       74,000        78,810
  Peabody Energy Corp., Series B                             9.625      05/15/08      135,000       144,788
  Pioneer Natural Resources Co.                              9.625      04/01/10       95,000       104,047
  SESI LLC                                                   8.875      05/15/11       40,000        37,600
  Stone Energy Corp. (C)                                     8.250      12/15/11       25,000        25,375
  Tesoro Petroleum Corp., Series B                           9.000      07/01/08       80,000        80,600
  Triton Energy, Ltd.                                        8.875      10/01/07       55,000        61,050
  Westport Resources Corp. (C)                               8.250      11/01/11       75,000        75,750
                                                                                                 ----------
                                                                                                  1,014,761
                                                                                                 ----------

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net       Coupon     Maturity          Par         Value
                                               Assets        Rate        Date          Amount      (Note 2)
                                               ------        ----        ----          ------      --------
FINANCE                                         2.3%
  Global Crossings Holdings, Ltd. (D) (E)                    9.500%     11/15/09    $  40,000    $    4,400
  Ono Finance PLC (D)                                       13.000      05/01/09      130,000        98,638
  Silgan Holdings, Inc.                                      9.000      06/01/09      110,000       112,200
  Thermadyne Manufacturing LLC / Capital Corp. (E)           9.875      06/01/08       70,000        26,250
  Willis Corroon Corp.                                       9.000      02/01/09      110,000       114,400
  Yell Finance BV (D)                                       10.750      08/01/11       50,000        53,500
                                                                                                 ----------
                                                                                                    409,388
                                                                                                 ----------
HEALTH CARE SERVICES                            3.9%
  Alaris Medical Systems, Inc. (C)                          11.625      12/01/06       15,000        16,200
  Alliance Imaging, Inc.                                    10.375      04/15/11       40,000        42,400
  HCA, Inc.                                                  7.875      02/01/11      260,000       265,200
  HEALTHSOUTH Corp. (C)                                      8.375      10/01/11      175,000       180,250
  InSight Health Services Corp.                              9.875      11/01/11       50,000        51,750
  Triad Hospitals, Inc., Series B                            8.750      05/01/09      125,000       130,312
                                                                                                 ----------
                                                                                                    686,112
                                                                                                 ----------
INDUSTRIALS                                     2.9%
  Actuant Corp.                                             13.000      05/01/09       50,000        53,500
  Blount, Inc.                                               7.000      06/15/05       70,000        57,750
  Blount, Inc.                                              13.000      08/01/09       10,000         4,600
  General Binding Corp.                                      9.375      06/01/08      120,000        96,600
  Manitowoc Co., Inc. (D)                                   10.375      05/15/11       55,000        49,448
  Moog, Inc., Series B                                      10.000      05/01/06      145,000       147,175
  Navistar International Corp., Series B                     9.375      06/01/06       85,000        89,250
                                                                                                 ----------
                                                                                                    498,323
                                                                                                 ----------
MACHINERY                                       1.5%
  AGCO Corp. (C)                                             9.500      05/01/08       80,000        83,600
  Columbus McKinnon Corp.                                    8.500      04/01/08       60,000        55,800
  Terex Corp.                                                8.875      04/01/08      100,000        98,500
  Terex Corp.                                               10.375      04/01/11       25,000        26,000
                                                                                                 ----------
                                                                                                    263,900
                                                                                                 ----------
MEDIA                                           5.7%
  Acme Communications, Inc., Series B (B)                   10.875      09/30/04       25,000        24,031
  AMFM, Inc.                                                 8.000      11/01/08      130,000       135,200
  Callahan Nordrhein Westfalen (D)                          14.000      07/15/10      100,000        66,000
  CanWest Media, Inc. (D)                                   10.625      05/15/11       10,000        10,638
  Echostar Broadband Corp. (C)                              10.375      10/01/07       65,000        68,087
  Ekabel Hessen (D)                                         14.500      09/01/10       50,000        23,500
  LIN Television Corp. (C)                                   8.000      01/15/08       35,000        35,263
  MediaCom Broadband LLC                                    11.000      07/15/13       80,000        87,800
  MediaCom LLC                                               9.500      01/15/13       45,000        46,688
  PRIMEDIA, Inc.                                             8.875      05/15/11       75,000        67,500
  Quebecor Media, Inc (D)                                   11.125      07/15/11      145,000       154,787
  Radio One, Inc., Series B                                  8.875      07/01/11       60,000        61,950
  Spanish Broadcasting Systems, Inc. (C)                     9.625      11/01/09       60,000        59,400
  Telemundo Holdings, Inc., Series D                        11.500      08/15/03       50,000        47,000
  TransWestern Publishing Co., Series F (C)                  9.625      11/15/07      110,000       112,750
                                                                                                 ----------
                                                                                                  1,000,594
                                                                                                 ----------
METALS AND MINING                               2.0%
  AK Steel Corp.                                             9.125      12/15/06       90,000        92,025
  Century Aluminum Co. (C)                                  11.750      04/15/08       85,000        87,975
  Compass Minerals Group, Inc. (C)                          10.000      08/15/11       15,000        15,563
  Earle M. Jorgensen Co., Series B                           9.500      04/01/05       50,000        48,000
  Kaiser Aluminum & Chemical Corp.                           9.875      02/15/02        5,000         4,981
  Luscar Coal, Ltd. (D)                                      9.750      10/15/11       45,000        46,575
  WCI Steel, Inc., Series B                                 10.000      12/01/04      110,000        58,300
                                                                                                 ----------
                                                                                                    353,419
                                                                                                 ----------

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net       Coupon     Maturity          Par         Value
                                               Assets        Rate        Date          Amount      (Note 2)
                                               ------        ----        ----          ------      --------
PRINTING                                        0.3%
  Hollinger International Publishing, Inc.                   9.250%     03/15/07      $60,000     $  59,475
                                                                                                 ----------

RECREATION                                     11.3%
  AMC Entertainment, Inc.                                    9.500      02/01/11       90,000        87,413
  Ameristar Casinos, Inc.                                   10.750      02/15/09       60,000        64,800
  Argosy Gaming Co.                                         10.750      06/01/09       25,000        27,469
  Argosy Gaming Co.                                          9.000      09/01/11       35,000        36,575
  Aztar Corp.                                                8.875      05/15/07      110,000       113,575
  Boyd Gaming Corp.                                          9.500      07/15/07       15,000        14,812
  Boyd Gaming Corp. (C)                                      9.250      08/01/09      210,000       214,200
  Coast Hotels and Casinos, Inc.                             9.500      04/01/09      115,000       117,875
  Felcor Lodging LP                                          8.500      06/01/11          500           480
  HMH Properties, Inc., Series C                             8.450      12/01/08      120,000       114,000
  Horseshoe Gaming Holding Corp., Series B                   8.625      05/15/09       60,000        61,950
  Mandalay Resort Group                                      9.500      08/01/08       60,000        62,850
  MGM Mirage, Inc.                                           9.750      06/01/07       95,000        99,513
  MGM Mirage, Inc.                                           8.375      02/01/11      225,000       222,187
  Park Place Entertainment Corp.                             8.875      09/15/08      295,000       300,531
  Pinnacle Entertainment, Inc., Series B                     9.250      02/15/07      120,000       103,800
  Station Casinos, Inc.                                      8.375      02/15/08      175,000       177,625
  Station Casinos, Inc.                                      8.875      12/01/08       50,000        49,000
  Station Casinos, Inc.                                      9.875      07/01/10      100,000       101,625
                                                                                                 ----------

                                                                                                  1,970,280
                                                                                                 ----------

RETAIL                                          4.5%
  7-Eleven, Inc.                                             5.000      12/15/03       75,000        70,500
  Advance Stores Co., Inc. (C)                              10.250      04/15/08       50,000        50,750
  Amerigas Partners LP (C)                                   8.875      05/20/11      150,000       154,500
  Finlay Fine Jewelry Corp.                                  8.375      05/01/08       75,000        67,125
  Fleming Cos., Inc.                                        10.125      04/01/08       90,000        90,900
  Gap, Inc. (C)                                              8.800      12/15/08      110,000        96,248
  J Crew Operating Corp.                                    10.375      10/15/07       50,000        41,000
  K-Mart Corp.                                               9.375      02/01/06      110,000        90,957
  Williams Scotsman, Inc.                                    9.875      06/01/07      125,000       123,125
                                                                                                 ----------

                                                                                                    785,105
                                                                                                 ----------

SCHOOLS                                         0.3%
  KinderCare Learning Centers, Inc., Series B                9.500      02/15/09       50,000        47,750
                                                                                                 ----------

TECHNOLOGY                                      3.4%
  Applied Extrusion Technologies, Inc., Series B            10.750      07/01/11       20,000        21,300
  Argo-Tech Corp.                                            8.625      10/01/07       35,000        22,400
  Buckeye Technologies, Inc.                                 8.000      10/15/10      100,000        92,000
  Fisher Scientific International, Inc.                      9.000      02/01/08       50,000        51,250
  Flextronics International, Ltd. (D)                        9.875      07/01/10      150,000       157,500
  K & F Industries, Inc., Series B                           9.250      10/15/07       90,000        90,000
  Unisys Corp.                                               8.125      06/01/06       60,000        59,700
  Unisys Corp.                                               7.875      04/01/08      105,000       102,113
                                                                                                 ----------

                                                                                                    596,263
                                                                                                 ----------

TELECOMMUNICATIONS                              8.8%
  360networks, Inc. (D)(E)                                  12.000      08/01/09       35,000            44
  Adelphia Communications Corp., Series B                    8.375      02/01/08      150,000       138,938
  Adelphia Communications Corp.                              9.375      11/15/09      125,000       120,156
  COLT Telecom Group PLC (B)(D)                             12.000      12/15/06       85,000        74,800
  Crown Castle International Corp.                          10.750      08/01/11      100,000        97,750
  EchoStar DBS Corp.                                         9.375      02/01/09      260,000       267,800
  Energis PLC (D)                                            9.750      06/15/09       45,000        35,550
  Global Crossings Holdings, Ltd. (D) (E)                    8.700      08/01/07      110,000         9,900
  GT Group Telecom, Inc. (B)(D)                             13.250      02/01/10       50,000         6,500
  Insight Midwest/Insight Capital, Inc.                      9.750      10/01/09       50,000        52,750
  LIN Holdings Corp. (B)                                    10.000      03/01/08      175,000       110,250
  NTL Communications Corp. (B)                              12.375      10/01/08      190,000        47,500

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net       Coupon     Maturity          Par         Value
                                               Assets        Rate        Date          Amount      (Note 2)
                                               ------        ----        ----          ------      --------
TELECOMMUNICATIONS (Continued)
  Paxson Communications Corp. (C)                           10.750%     07/15/08     $110,000      $115,362
  SBA Communications Corp. (B)                              12.000      03/01/08       55,000        41,250
  Spectrasite Holdings, Inc. (B)                            11.250      04/15/09       85,000        22,100
  Spectrasite Holdings, Inc., Series B                      10.750      03/15/10       50,000        24,500
  Tele1 Europe B.V. (D)                                     13.000      05/15/09       50,000        18,000
  TeleCorp PCS, Inc.                                        10.625      07/15/10       50,000        58,000
  Time Warner Telecom, Inc.                                  9.750      07/15/08       85,000        68,212
  United Pan-Europe, Series B (D)                           10.875      08/01/09       25,000         3,250
  Voicestream Wireless Corp.                                10.375      11/15/09       72,000        81,720
  Young Broadcasting, Inc., Series B                         8.750      06/15/07       55,000        49,225
  Young Broadcasting, Inc. (C)                               8.500      12/15/08       95,000        95,475
                                                                                                 ----------

                                                                                                  1,539,032
                                                                                                 ----------

TRANSPORTATION                                  0.6%
  GulfMark Offshore, Inc.                                    8.750      06/01/08      110,000       104,500
                                                                                                 ----------

WASTE DISPOSAL                                  1.3%
  Allied Waste North America, Inc., Series B                 7.625      01/01/06      120,000       118,500
  Allied Waste North America, Inc., Series B (C)             8.875      04/01/08       35,000        36,050
  Allied Waste North America, Inc., Series B                10.000      08/01/09       65,000        66,950
                                                                                                 ----------

                                                                                                    221,500
                                                                                                 ----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $14,476,291)                                                                              14,049,174
                                                                                                 ----------

                                                                                       Shares

PREFERRED STOCK:                                1.5%

FINANCE                                         0.6%
  Fresenius Medical Care Capital Trust, 7.75% PIK                                       1,050       105,000
                                                                                                 ----------

MEDIA                                           0.9%
  Cablevision Systems Corp., Series M                                                   1,027       107,836
  PRIMEDIA, Inc., Series H 8.625% PIK                                                   1,100        45,100
                                                                                                 ----------

                                                                                                    152,936
                                                                                                 ----------

TOTAL PREFERRED STOCK
(COST: $299,637)                                                                                    257,936
                                                                                                 ----------

WARRANTS AND RIGHTS:                            0.0%

COMMUNICATION                                   0.0%
  GT Group Telecom, Inc. (C)*                                                              50           250
                                                                                                 ----------

TOTAL WARRANTS AND RIGHTS
(COST: $2,250)                                                                                          250
                                                                                                 ----------

INVESTMENT COMPANY:                            15.5%
  SSgA Prime Money Market Fund                                                      2,710,409     2,710,409
                                                                                                 ----------

TOTAL INVESTMENT COMPANY
(COST: $2,710,409)                                                                                2,710,409
                                                                                                 ----------

                                HIGH INCOME FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                               (Note 2)
                                              ------                                               --------
TOTAL INVESTMENTS                              97.7%                                            $17,086,460
(COST: $17,557,710**)
NET OTHER ASSETS AND LIABILITIES                2.3%                                                409,406
                                           ----------                                            ----------

TOTAL NET ASSETS                              100.0%                                            $17,495,866
                                           ----------                                            ----------
                                           ----------                                            ----------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $17,509,343. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation................................ $442,385
     Gross unrealized depreciation................................ (865,268)
                                                                  ---------

     Net unrealized depreciation..................................($422,883)
                                                                  ---------
                                                                  ---------

(B) Represents security that retains a specified coupon until a predetermined date, at which time a predetermined rate becomes the effective rate.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 5.72% of total net assets.

(E) In Default.

PIK   Payment-In-Kind.
PLC   Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                  Appreciation/
Currency    Settlement Date  Local Amount  Face Amount  Value    (Depreciation)
--------    ---------------  ------------  -----------  -----    --------------

Euro (Sell)     3/19/2002        55,182       $48,781   $48,971       ($190)

See accompanying notes to financial statements.

                                  BALANCED FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
COMMON STOCKS:                                 54.3%

BASIC MATERIALS                                 1.6%
  Dow Chemical Co.                                                                  108,000      $3,648,240
  Rohm and Haas Co.                                                                 126,000       4,363,380
  Willamette Industries, Inc.                                                        55,000       2,866,600
                                                                                                 ----------

                                                                                                 10,878,220
                                                                                                 ----------

CAPITAL GOODS                                   5.8%
  Celestica, Inc. *                                                                  86,000       3,473,540
  Dover Corp.                                                                       119,000       4,411,330
  Emerson Electric Co.                                                               62,700       3,580,170
  Honeywell International, Inc.                                                     103,000       3,483,460
  Illinois Tool Works, Inc.                                                          58,000       3,927,760
  Pall Corp.                                                                        226,000       5,437,560
  Textron, Inc.                                                                      95,000       3,938,700
  Tyco International, Ltd.                                                          111,000       6,537,900
  United Technologies Corp.                                                          69,000       4,459,470
                                                                                                 ----------

                                                                                                 39,249,890
                                                                                                 ----------

COMMUNICATION SERVICES                          3.3%
  ALLTEL Corp.                                                                       76,000       4,691,480
  AT&T Corp.                                                                        158,998       2,884,224
  AT&T Wireless Services, Inc. *                                                    157,965       2,269,957
  Sprint Corp. (FON Group)                                                          134,000       2,690,720
  Verizon Communications                                                             91,012       4,319,429
  Vodafone Group, PLC, ADR                                                          114,025       2,928,162
  WorldCom, Inc.                                                                    200,000       2,816,000
                                                                                                 ----------

                                                                                                 22,599,972
                                                                                                 ----------

CONSUMER CYCLICAL                               2.8%
  Carnival Corp.                                                                    128,300       3,602,664
  IMS Health, Inc.                                                                  311,400       6,075,414
  PRIMEDIA, Inc. *                                                                  195,200         849,120
  Tiffany & Co.                                                                     173,900       5,472,633
  Wal-Mart Stores, Inc.                                                              53,200       3,061,660
                                                                                                 ----------

                                                                                                 19,061,491
                                                                                                 ----------

CONSUMER STAPLES                                7.8%
  Cox Communications, Inc., Class A *                                               147,200       6,169,152
  CVS Corp.                                                                         184,352       5,456,819
  General Mills, Inc.                                                                67,400       3,505,474
  Kimberly-Clark Corp.                                                              108,300       6,476,340
  McDonald's Corp.                                                                  263,100       6,964,257
  Safeway, Inc. *                                                                    77,300       3,227,275
  Sara Lee Corp.                                                                    185,300       4,119,219
  Target Corp.                                                                      332,000      13,628,600
  Walt Disney Co.                                                                   153,600       3,182,592
                                                                                                 ----------

                                                                                                 52,729,728
                                                                                                 ----------

ENERGY                                          3.9%
  BP PLC, ADR                                                                        78,146       3,634,571
  ExxonMobil Corp.                                                                  130,200       5,116,860
  Kerr-McGee Corp.                                                                   57,700       3,161,960
  Schlumberger, Ltd.                                                                 87,600       4,813,620
  Transocean Sedco Forex, Inc.                                                       37,062       1,253,437
  Unocal Corp.                                                                      119,000       4,292,330
  USX-Marathon Group                                                                153,100       4,593,000
                                                                                                 ----------

                                                                                                 26,865,778
                                                                                                 ----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
FINANCE                                         9.2%
  Allstate Corp.                                                                    210,014      $7,077,472
  Bank of America Corp.                                                              94,698       5,961,239
  Bank One Corp.                                                                    123,890       4,837,905
  Chubb Corp.                                                                        51,000       3,519,000
  Citigroup                                                                         234,005      11,812,572
  Countrywide Credit Industries, Inc.                                                97,100       3,978,187
  FleetBoston Financial Corp.                                                       118,400       4,321,600
  Household International, Inc.                                                      69,000       3,997,860
  MBIA, Inc.                                                                         97,800       5,245,014
  Morgan Stanley Dean Witter & Co.                                                  107,000       5,985,580
  Wells Fargo & Co.                                                                 135,200       5,874,440
                                                                                                 ----------

                                                                                                 62,610,869
                                                                                                 ----------

HEALTHCARE                                      7.8%
  American Home Products Corp.                                                      115,000       7,056,400
  Applera Corp.- Applied Biosytems Group                                            133,200       5,230,764
  Baxter International, Inc.                                                        145,300       7,792,439
  Bristol-Myers Squibb Co.                                                          178,200       9,088,200
  Genzyme Corp. *                                                                    64,200       3,843,012
  GlaxoSmithKline PLC, ADR                                                           97,850       4,874,887
  MedImmune, Inc. *                                                                  71,000       3,290,850
  Pharmacia Corp.                                                                   186,228       7,942,624
  QLT, Inc. *                                                                       141,300       3,590,433
                                                                                                 ----------

                                                                                                 52,709,609
                                                                                                 ----------

TECHNOLOGY                                      9.4%
  3Com Corp.                                                                        124,200         792,396
  ADC Telecommunications, Inc. *                                                    336,000       1,545,600
  Agilent Technologies, Inc. *                                                       66,603       1,898,852
  Applied Materials, Inc. *                                                          54,100       2,169,410
  Computer Sciences Corp. *                                                         119,600       5,858,008
  Conexant Systems, Inc. *                                                          126,000       1,809,360
  EMC Corp.                                                                         134,400       1,806,336
  Gateway, Inc. *                                                                   241,500       1,941,660
  Hewlett-Packard Co.                                                               140,400       2,883,816
  International Business Machines Corp.                                              87,700      10,608,192
  Keane, Inc. *                                                                     289,700       5,223,291
  Koninklijke (Royal) Philips Electronics N.V., ADR                                 176,148       5,127,668
  Micron Technology, Inc. *                                                         109,600       3,397,600
  Motorola, Inc.                                                                    292,200       4,388,844
  Palm, Inc. *                                                                      224,514         871,114
  PeopleSoft, Inc. *                                                                164,000       6,592,800
  Texas Instruments, Inc.                                                           169,900       4,757,200
  VERITAS Software Corp. *                                                           47,064       2,109,879
                                                                                                 ----------

                                                                                                 63,782,026
                                                                                                 ----------

TRANSPORTATION                                  0.9%
  Delta Air Lines, Inc.                                                              65,000       1,901,900
  FedEx Corp. *                                                                      85,000       4,409,800
                                                                                                 ----------

                                                                                                  6,311,700
                                                                                                 ----------

UTILITIES                                       1.8%
  Duke Energy Corp.                                                                 153,000       6,006,780
  El Paso Corp.                                                                      60,000       2,676,600
  Williams Cos., Inc.                                                               141,000       3,598,320
                                                                                                 ----------

                                                                                                 12,281,700
                                                                                                 ----------

TOTAL COMMON STOCKS
(COST: $323,865,223)                                                                            369,080,983
                                                                                                 ----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net     Coupon       Maturity          Par         Value
                                               Assets      Rate          Date          Amount      (Note 2)
                                               ------      ----          ----          ------      --------
ASSET BACKED:                                   2.5%
  ABSC Long Beach Home Equity Trust,
      Series 2000-LB1, Class AF5                           8.050%       09/21/30   $5,150,000  $  5,436,909
  Conseco Finance Securitizations Corp.,
      Series 2001-1, Class M1                              7.535        07/01/32    5,000,000     4,970,088
  Conseco Finance Securitizations Corp.,
      Series 2001-4, Class A3                              6.090        09/01/33    2,100,000     2,099,672
  Green Tree Home Equity Loan Trust,
      Series 1999-A, Class B1                              8.970        11/15/27    4,100,000     4,254,365
                                                                                                 ----------

TOTAL ASSET BACKED
(COST: $16,489,181)                                                                              16,761,034
                                                                                                 ----------

COMMERCIAL MORTGAGE BACKED:                     2.9%
  Banc America Large Loan, Inc.,
      Series 2001, Class A2 (C)                            6.490        12/13/16    5,500,000     5,490,332
  Chase Commercial Mortgage Securities Corp.,
      Series 2000-1, Class A2                              7.757        04/15/32    5,000,000     5,468,741
  First Union National Bank of America,
      Series 2001-C1, Class E                              6.624        01/15/11    5,000,000     4,964,780
  Morgan Stanley Capital I, Inc.,
      Series 1999-Cam1, Class A2                           6.760        11/15/08    3,400,962     3,567,304
                                                                                                 ----------

TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $19,080,972)                                                                              19,491,157
                                                                                                 ----------

CORPORATE NOTES AND BONDS:                     16.4%

CAPITAL GOODS                                   0.3%
  Giddings & Lewis, Inc.                                   7.500        10/01/05      500,000       517,486
  United Technologies Corp.                                7.125        11/15/10    1,500,000     1,606,026
                                                                                                 ----------

                                                                                                  2,123,512
                                                                                                 ----------

CHEMICALS                                       0.4%
  Dow Chemical Co.                                         7.375        11/01/29    2,400,000     2,648,904
                                                                                                 ----------

COMMUNICATION SERVICES                          0.9%
  Sprint Capital Corp.                                     7.125        01/30/06    1,500,000     1,563,549
  Verizon Global Funding Corp.                             7.750        12/01/30    2,000,000     2,225,982
  WorldCom, Inc.                                           8.250        05/15/31    2,500,000     2,642,637
                                                                                                 ----------

                                                                                                  6,432,168
                                                                                                 ----------

CONSUMER STAPLES                                0.3%
  Kellogg Co.                                              6.000        04/01/06    2,000,000     2,048,010
                                                                                                 ----------

ENERGY                                          4.2%
  Allegheny Energy, Inc.                                   7.750        08/01/05    2,500,000     2,670,107
  American Electric Power, Inc.                            6.125        05/15/06    3,000,000     2,969,757
  Coastal Corp.                                            7.500        08/15/06    3,000,000     3,036,711
  Conoco, Inc.                                             5.900        04/15/04    2,500,000     2,596,365
  DTE Energy Co.                                           6.450        06/01/06    2,000,000     2,052,730
  Energy East Corp.                                        8.050        11/15/10    2,000,000     2,083,712
  Occidental Petroleum Corp.                               5.875        01/15/07    2,500,000     2,491,283
  Phillips Petroleum Co.                                   8.500        05/25/05    2,500,000     2,764,690
  Progress Energy, Inc.                                    7.750        03/01/31    2,000,000     2,139,152
  Virginia Electric & Power Co., Series A                  5.750        03/31/06    3,000,000     3,030,372
  YPF Sociedad Anonima (D)                                 8.000        02/15/04    3,000,000     2,400,000
                                                                                                 ----------

                                                                                                 28,234,879
                                                                                                 ----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net     Coupon       Maturity          Par         Value
                                               Assets      Rate          Date          Amount      (Note 2)
                                               ------      ----          ----          ------      --------
FINANCE                                         5.4%
  ACE INA Holdings, Inc.                                   8.300%       08/15/06   $2,500,000    $2,707,315
  BankAmerica Corp.                                        8.500        01/15/07    1,500,000     1,676,555
  Barclays Bank PLC (B)(C)(D)                              8.550        06/15/11    2,000,000     2,228,782
  Bear Stearns Cos., Inc.                                  6.500        05/01/06    2,000,000     2,064,066
  First Bank National Association                          7.550        06/15/04    2,200,000     2,370,080
  General Electric Global Insurance Corp.                  7.000        02/15/26    3,500,000     3,615,741
  Household Finance Corp.                                  6.500        11/15/08    2,000,000     1,996,962
  J.P. Morgan Chase & Co.                                  7.125        06/15/09    2,500,000     2,650,887
  Merrill Lynch & Co., Inc.                                6.000        02/17/09    2,000,000     1,991,632
  Morgan Stanley Dean Witter & Co.                         6.100        04/15/06    3,400,000     3,503,754
  Royal & Sun Alliance Insurance Group PLC (D)             8.950        10/15/29    1,500,000     1,594,662
  UBS Preferred Funding Trust                              8.622        10/01/10    2,250,000     2,503,589
  Wachovia Corp.                                           4.950        11/01/06      500,000       490,921
  Wachovia Corp.                                           6.150        03/15/09    2,000,000     1,997,798
  Washington Mutual Finance                                6.250        05/15/06    3,000,000     3,095,487
  Wells Fargo Financial, Inc.                              5.875        08/15/08    2,500,000     2,504,095
                                                                                                 ----------

                                                                                                 36,992,326
                                                                                                 ----------

HEALTHCARE                                      0.3%
  American Home Products Corp.                             6.250        03/15/06    2,000,000     2,070,910
                                                                                                 ----------

INDUSTRIALS                                     1.3%
  Caterpillar Financial Services Corp.                     7.590        12/10/03    2,000,000     2,147,482
  Ford Motor Credit Co.                                    7.600        08/01/05    2,000,000     2,053,006
  General Motors Acceptance Corp.                          6.875        09/15/11    2,250,000     2,204,008
  International Paper Co.                                  8.125        07/08/05    2,400,000     2,594,498
                                                                                                 ----------

                                                                                                  8,998,994
                                                                                                 ----------

REITS                                           0.5%
  EOP Operating LP                                         8.100        08/01/10    3,000,000     3,227,730
                                                                                                 ----------

RETAIL                                          0.9%
  Delhaize America, Inc.                                   7.375        04/15/06    2,000,000     2,120,290
  Kroger Co.                                               7.800        08/15/07    1,500,000     1,640,710
  Safeway, Inc.                                            7.000        09/15/07    2,000,000     2,117,434
                                                                                                 ----------

                                                                                                  5,878,434
                                                                                                 ----------

TECHNOLOGY                                      0.3%
  Lockheed Martin Corp.                                    7.250        05/15/06    2,000,000     2,146,960
                                                                                                 ----------

TELECOMMUNICATIONS                              1.3%
  AOL Time Warner, Inc.                                    6.125        04/15/06    2,000,000     2,042,862
  TCI Communications, Inc.                                 8.650        09/15/04    2,500,000     2,699,970
  Telephone & Data Systems, Inc.                           7.000        08/01/06    1,500,000     1,544,520
  Verizon Wireless, Inc. (C)                               5.375        12/15/06    2,500,000     2,488,545
                                                                                                 ----------

                                                                                                  8,775,897
                                                                                                 ----------

TRANSPORTATION                                  0.3%
  Norfolk Southern Corp.                                   7.250        02/15/31    2,000,000     2,042,932
                                                                                                 ----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $108,254,980)                                                                            111,621,656
                                                                                                 ----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net      Coupon       Maturity          Par         Value
                                              Assets       Rate          Date          Amount      (Note 2)
                                              ------       ----          ----          ------      --------
MORTGAGE BACKED:                               11.2%

FEDERAL HOME LOAN MORTGAGE CORP.                2.7%
  Pool # C01005                                            8.000%       06/01/30   $3,233,393  $  3,389,561
  Pool # C48580                                            7.000        03/01/31    5,218,866     5,319,981
  Pool # C54217                                            6.500        06/01/31    3,796,013     3,805,266
  Pool # C54900                                            6.500        07/01/31    5,446,166     5,459,441
                                                                                                 ----------

                                                                                                 17,974,249
                                                                                                 ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION           6.2%
  Pool # 383475                                            6.100        04/01/11    4,386,509     4,439,301
  Pool # 547618                                            6.500        09/01/15    3,060,352     3,141,888
  Pool # 582558                                            6.000        05/01/16    5,089,171     5,105,075
  Pool # 253847                                            6.000        05/01/21    5,494,635     5,434,345
  Series 1996-M6G                                          7.750        09/17/23       94,342        95,404
  Series 1998-63 Class PG                                  6.000        03/25/27    3,000,000     2,978,970
  Series 1998-W2-A8                                        6.500        06/25/28    2,750,000     2,566,070
  Pool # 519049                                            8.000        09/01/29    2,922,017     3,059,899
  Series 2351 Class PX                                     6.500        07/15/30    3,000,000     3,003,858
  Pool # 562754                                            7.000        01/01/31    4,580,338     4,672,772
  Series 2001-72-NC                                        6.000        11/01/31    3,000,000     3,019,890
  TBA                                                      6.000        12/01/31    5,000,500     4,896,427
                                                                                                 ----------

                                                                                                 42,413,899
                                                                                                 ----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION        2.3%
  Pool # 2921                                              7.500        05/20/30    5,175,003     5,337,105
  Pool # 002957                                            7.500        08/20/30      521,362       537,694
  Pool # 002972                                            7.500        09/20/30    4,597,157     4,741,158
  Pool # 003068                                            6.500        04/20/31    5,195,717     5,197,081
                                                                                                 ----------

                                                                                                 15,813,038
                                                                                                 ----------

TOTAL MORTGAGE BACKED
(COST: $75,610,482)                                                                              76,201,186
                                                                                                 ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS:        10.7%

FEDERAL FARM CREDIT BANK                        0.3%       3.875        12/15/04    2,000,000     1,990,940
                                                                                                 ----------

FEDERAL HOME LOAN BANK                          1.7%       5.400        02/20/07    5,000,000     4,851,750
                                                           5.490        12/22/08    2,500,000     2,513,082
                                                           5.800        11/07/11    4,000,000     3,960,124
                                                                                                 ----------

                                                                                                 11,324,956
                                                                                                 ----------

FEDERAL HOME LOAN MORTGAGE CORP.                0.3%       5.375        08/16/06    2,000,000     2,043,986
                                                                                                 ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION           1.9%       3.500        09/15/04    2,600,000     2,587,577
                                                           5.000        01/15/07    2,000,000     2,008,360
                                                           6.000        05/15/11    3,000,000     3,048,339
                                                           6.250        07/19/11    3,000,000     3,078,105
                                                           5.500        10/18/11    2,600,000     2,539,340
                                                                                                 ----------

                                                                                                 13,261,721
                                                                                                 ----------

STUDENT LOAN MARKETING ASSOCIATION              0.5%       5.000        06/30/04    3,000,000     3,094,164
                                                                                                 ----------

                                  BALANCED FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net     Coupon       Maturity          Par         Value
                                               Assets      Rate          Date          Amount      (Note 2)
                                               ------      ----          ----          ------      --------

U.S. TREASURY BONDS                             3.3%      11.125%       08/15/03   $3,000,000  $  3,394,923
                                                          10.750        08/15/05    1,500,000     1,833,808
                                                           9.125        05/15/09    6,000,000     6,743,904
                                                           6.250        05/15/30    9,400,000    10,182,475
                                                                                                 ----------

                                                                                                 22,155,110
                                                                                                 ----------

U.S. TREASURY NOTES                             2.7%       7.500        02/15/05    7,500,000     8,308,890
                                                           6.500        08/15/05    9,500,000    10,289,317
                                                                                                 ----------

                                                                                                 18,598,207
                                                                                                 ----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $71,941,705)                                                                              72,469,084
                                                                                                 ----------

                                                                                       Shares

INVESTMENT COMPANY:                             1.3%
  SSgA Prime Money Market Fund                                                      9,154,820     9,154,820
                                                                                                 ----------

TOTAL INVESTMENT COMPANY
(COST: $9,154,820)                                                                                9,154,820
                                                                                                 ----------

TOTAL INVESTMENTS                              99.3%                                            674,779,920
(COST: $624,397,363**)
NET OTHER ASSETS AND LIABILITIES                0.7%                                              4,767,806
                                           ----------                                           -----------

TOTAL NET ASSETS                              100.0%                                           $679,547,726
                                           ----------                                           -----------

                                           ----------                                           -----------

  *Non-income producing

**At December 31, 2001, the cost of securities for federal tax purposes was $624,398,893. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

       Gross unrealized appreciation................................$84,806,671
       Gross unrealized depreciation................................(34,425,644)
                                                                    -----------
       Net unrealized appreciation..................................$50,381,027
                                                                    -----------
                                                                    -----------

(B) Represents security that retains a specified coupon until a predetermined date, at which time a predetermined rate becomes the effective rate.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 0.92% of total net assets.

ADR   American Depository Receipt.
PLC   Pubic Limited Company.
TBA   To Be Announced.

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
COMMON STOCKS:                                 96.3%

BASIC MATERIALS                                 2.6%
  Dow Chemical Co.                                                                  334,650     $11,304,477
  E.I. du Pont de Nemours & Co.                                                     371,000      15,771,210
                                                                                                 ----------

                                                                                                 27,075,687
                                                                                                 ----------

CAPITAL GOODS                                   8.8%
  Emerson Electric Co.                                                              380,000      21,698,000
  Honeywell International, Inc.                                                     766,000      25,906,120
  Textron, Inc.                                                                     479,000      19,859,340
  United Technologies Corp.                                                         364,000      23,525,320
                                                                                                 ----------

                                                                                                 90,988,780
                                                                                                 ----------

COMMUNICATION SERVICES                          6.6%
  ALLTEL Corp.                                                                      277,000      17,099,210
  AT&T Corp.                                                                        748,054      13,569,700
  SBC Communications, Inc.                                                          300,000      11,751,000
  Sprint Corp. (FON Group)                                                          646,000      12,971,680
  Verizon Communications                                                            272,035      12,910,781
                                                                                                 ----------

                                                                                                 68,302,371
                                                                                                 ----------

CONSUMER CYCLICAL                               5.7%
  Target Corp.                                                                    1,057,600      43,414,480
  Wal-Mart Stores, Inc.                                                             265,300      15,268,015
                                                                                                 ----------

                                                                                                 58,682,495
                                                                                                 ----------

CONSUMER STAPLES                               12.2%
  General Mills, Inc.                                                               240,700      12,518,807
  Kimberly-Clark Corp.                                                              396,900      23,734,620
  Kroger Co. *                                                                    1,083,900      22,620,993
  McDonald's Corp.                                                                  935,600      24,765,332
  PepsiCo, Inc.                                                                     186,800       9,095,292
  Sara Lee Corp.                                                                    928,000      20,629,440
  Walt Disney Co.                                                                   609,100      12,620,552
                                                                                                 ----------

                                                                                                125,985,036
                                                                                                 ----------

ENERGY                                          7.6%
  BP PLC, ADR                                                                       317,180      14,752,042
  ChevronTexaco Corp.                                                               203,073      18,197,372
  ExxonMobil Corp.                                                                  405,200      15,924,360
  Schlumberger, Ltd.                                                                222,200      12,209,890
  Transocean Sedco Forex, Inc.                                                      133,146       4,502,998
  Unocal Corp.                                                                      343,550      12,391,848
                                                                                                 ----------

                                                                                                 77,978,510
                                                                                                 ----------

FINANCE                                        17.4%
  Allstate Corp.                                                                    928,026      31,274,476
  Bank of America Corp.                                                             269,871      16,988,379
  Bank One Corp.                                                                    456,640      17,831,792
  Citigroup                                                                         720,014      36,346,307
  FleetBoston Financial Corp.                                                       343,600      12,541,400
  Household International, Inc.                                                     356,000      20,626,640
  Morgan Stanley Dean Witter & Co.                                                  448,000      25,061,120
  Wachovia Corp.                                                                    584,500      18,329,920
                                                                                                 ----------

                                                                                                179,000,034
                                                                                                 ----------

                          GROWTH AND INCOME STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
HEALTHCARE                                     12.1%
  American Home Products Corp.                                                      483,500   $  29,667,560
  Baxter International, Inc.                                                        450,400      24,154,952
  Bristol-Myers Squibb Co.                                                          624,500      31,849,500
  GlaxoSmithKline PLC, ADR                                                          376,650      18,764,703
  Guidant Corp. *                                                                   408,600      20,348,280
                                                                                                 ----------

                                                                                                124,784,995
                                                                                                 ----------

TECHNOLOGY                                     18.4%
  Agilent Technologies, Inc. *                                                      224,098       6,389,034
  Applied Materials, Inc. *                                                         174,400       6,993,440
  Automatic Data Processing, Inc.                                                   374,500      22,058,050
  Compaq Computer Corp.                                                             753,100       7,350,256
  Computer Associates International, Inc.                                           505,100      17,420,899
  Computer Sciences Corp. *                                                         366,700      17,960,966
  EMC Corp.                                                                         457,100       6,143,424
  Hewlett-Packard Co.                                                               370,200       7,603,908
  Intel Corp.                                                                       368,500      11,589,325
  International Business Machines Corp.                                             298,600      36,118,656
  Koninklijke (Royal) Philips Electronics N.V., ADR                                 635,074      18,487,004
  Motorola, Inc.                                                                    997,400      14,980,948
  Nortel Networks Corp.                                                             664,600       4,984,500
  Texas Instruments, Inc.                                                           426,700      11,947,600
                                                                                                 ----------

                                                                                                190,028,010
                                                                                                 ----------

TRANSPORTATION                                  1.1%
  Burlington Northern Santa Fe Corp.                                                185,600       5,295,168
  Delta Air Lines, Inc.                                                             193,000       5,647,180
                                                                                                 ----------

                                                                                                 10,942,348
                                                                                                 ----------

UTILITIES                                       3.8%
  Duke Energy Corp.                                                                 616,000      24,184,160
  Williams Cos., Inc.                                                               607,000      15,490,640
                                                                                                 ----------

                                                                                                 39,674,800
                                                                                                 ----------

TOTAL COMMON STOCKS
(COST: $884,005,902)                                                                            993,443,066
                                                                                                 ----------

INVESTMENT COMPANY:                             3.5%

  SSgA Prime Money Market Fund                                                   35,797,525      35,797,525
                                                                                                 ----------

TOTAL INVESTMENT COMPANY
(COST: $35,797,525)                                                                              35,797,525
                                                                                                 ----------

TOTAL INVESTMENTS                              99.8%                                          1,029,240,591
(COST: $919,803,427**)
NET OTHER ASSETS AND LIABILITIES                0.2%                                              2,414,263
                                           ----------                                         -------------

TOTAL NET ASSETS                              100.0%                                         $1,031,654,854
                                           ----------                                         -------------

                                           ----------                                         -------------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $919,958,701. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

      Gross unrealized appreciation................................$189,634,790
      Gross unrealized depreciation................................(80,352,900)
                                                                   -----------

      Net unrealized appreciation..................................$109,281,890
                                                                   -----------
                                                                   -----------
ADR   American Depository Receipt.
PLC   Public Limited Company.

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
COMMON STOCKS:                                 98.4%

BASIC MATERIALS                                 3.2%
  Praxair, Inc.                                                                     210,000     $11,602,500
  Rohm and Haas Co.                                                                 311,000      10,769,930
  Willamette Industries, Inc.                                                       114,000       5,941,680
                                                                                                 ----------

                                                                                                 28,314,110
                                                                                                 ----------
CAPITAL GOODS                                  12.7%
  Allied Waste Industries, Inc. *                                                   492,200       6,920,332
  Celestica, Inc. *                                                                 198,200       8,005,298
  Dover Corp.                                                                       520,000      19,276,400
  Illinois Tool Works, Inc.                                                         343,000      23,227,960
  Pall Corp.                                                                        727,000      17,491,620
  Sanmina - SCI Corp. *                                                             544,544      10,836,426
  Tyco International, Ltd.                                                          422,000      24,855,800
                                                                                                 ----------

                                                                                                110,613,836
                                                                                                 ----------
COMMUNICATION SERVICES                          6.0%
  AT&T Wireless Services, Inc. *                                                    485,000       6,969,450
  CenturyTel, Inc.                                                                  391,000      12,824,800
  Qwest Communications International, Inc.                                          414,000       5,849,820
  Sprint Corp. (PCS Group) *                                                        351,000       8,567,910
  Vodafone Group, PLC, ADR                                                          383,000       9,835,440
  WorldCom, Inc.                                                                    593,000       8,349,440
  WorldCom, Inc. - MCI Group                                                         23,720         301,244
                                                                                                 ----------

                                                                                                 52,698,104
                                                                                                 ----------
CONSUMER CYCLICAL                               5.2%
  Carnival Corp.                                                                    431,600      12,119,328
  IMS Health, Inc.                                                                  823,000      16,056,730
  PRIMEDIA, Inc. *                                                                  878,200       3,820,170
  Tiffany & Co.                                                                     412,700      12,987,669
                                                                                                 ----------

                                                                                                 44,983,897
                                                                                                 ----------
CONSUMER STAPLES                               11.7%
  Brinker International, Inc. *                                                     673,600      20,046,336
  Cox Communications, Inc., Class A *                                               668,100      28,000,071
  CVS Corp.                                                                         504,200      14,924,320
  Liberty Media Corp., Class A *                                                  1,567,500      21,945,000
  Safeway, Inc. *                                                                   408,300      17,046,525
                                                                                                 ----------

                                                                                                101,962,252
                                                                                                 ----------
ENERGY                                          6.9%
  Grant Prideco, Inc. *                                                             515,600       5,929,400
  Kerr-McGee Corp.                                                                  206,500      11,316,200
  Phillips Petroleum Co.                                                            203,000      12,232,780
  USX-Marathon Group                                                                514,400      15,432,000
  Weatherford International, Inc. *                                                 412,200      15,358,572
                                                                                                 ----------

                                                                                                 60,268,952
                                                                                                 ----------
FINANCE                                        15.6%
  ACE, Ltd.                                                                         505,000      20,275,750
  Chubb Corp.                                                                       126,000       8,694,000
  Countrywide Credit Industries, Inc.                                               465,000      19,051,050
  Freddie Mac                                                                       339,000      22,170,600
  MBIA, Inc.                                                                        298,500      16,008,555
  SunTrust Banks, Inc.                                                              274,600      17,217,420
  U.S. Bancorp                                                                      547,500      11,459,175
  Wells Fargo & Co.                                                                 295,000      12,817,750
  Zions Bancorp.                                                                    149,400       7,855,452
                                                                                                 ----------

                                                                                                135,549,752
                                                                                                 ----------

                         CAPITAL APPRECIATION STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
HEALTHCARE                                     15.1%
  Applera Corp.- Applied Biosytems Group                                                            542,100
$  21,288,267
  Boston Scientific Corp. *                                                         962,300      23,210,676
  Elan Corp. PLC, ADR *                                                             409,500      18,452,070
  Genzyme Corp. *                                                                   228,200      13,660,052
  HEALTHSOUTH Corp. *                                                               921,700      13,659,594
  MedImmune, Inc. *                                                                 196,400       9,103,140
  Pharmacia Corp.                                                                   540,716      23,061,537
  QLT, Inc. *                                                                       360,600       9,162,846
                                                                                                 ----------

                                                                                                131,598,182
                                                                                                 ----------

TECHNOLOGY                                     17.2%
  3Com Corp.                                                                        354,600       2,262,348
  ADC Telecommunications, Inc. *                                                  1,120,100       5,152,460
  Altera Corp. *                                                                    331,800       7,040,796
  Autodesk, Inc.                                                                    694,600      25,887,742
  Cadence Design Systems, Inc. *                                                    786,900      17,248,848
  Conexant Systems, Inc. *                                                          510,598       7,332,187
  EMC Corp.                                                                         473,200       6,359,808
  Gateway, Inc. *                                                                   682,400       5,486,496
  Keane, Inc. *                                                                     859,900      15,503,997
  KLA-Tencor Corp. *                                                                130,500       6,467,580
  Micron Technology, Inc. *                                                         422,600      13,100,600
  Palm, Inc. *                                                                      756,945       2,936,947
  PeopleSoft, Inc. *                                                                718,200      28,871,640
  VERITAS Software Corp. *                                                          130,789       5,863,271
                                                                                                 ----------

                                                                                                149,514,720
                                                                                                 ----------

TRANSPORTATION                                  1.5%
  FedEx Corp. *                                                                     261,100      13,545,868
                                                                                                 ----------

UTILITIES                                       3.3%
  El Paso Corp.                                                                     406,000      18,111,660
  Mirant Corp. *                                                                    651,000      10,429,020
                                                                                                 ----------

                                                                                                 28,540,680
                                                                                                 ----------

TOTAL COMMON STOCKS
(COST: $802,013,488)                                                                            857,590,353
                                                                                                 ----------

INVESTMENT COMPANY:                             1.5%

  SSgA Prime Money Market Fund                                                   12,777,202      12,777,202
                                                                                                 ----------

TOTAL INVESTMENT COMPANY
(COST: $12,777,202)                                                                              12,777,202
                                                                                                 ----------

TOTAL INVESTMENTS                              99.9%                                            870,367,555
(COST: $814,790,690**)
NET OTHER ASSETS AND LIABILITIES                0.1%                                                743,606
                                           ----------                                          ------------

TOTAL NET ASSETS  - 100.00%                   100.0%                                           $871,111,161
                                           ----------                                          ------------
                                           ----------                                          ------------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $814,955,120. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

      Gross unrealized appreciation................................$151,239,757
      Gross unrealized depreciation................................(95,827,322)
                                                                   -----------

      Net unrealized appreciation..................................$55,412,435
                                                                   -----------
                                                                   -----------

ADR   American Depository Receipt.
PLC   Public Limited Company.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
COMMON STOCKS:                                 96.8%

BASIC MATERIALS                                 4.9%
  Air Products & Chemicals, Inc.                                                     17,600     $   825,616
  Freeport-McMoRan Copper & Gold, Inc., Class B *                                    24,700         330,733
  Martin Marietta Materials, Inc.                                                     6,700         312,220
  Mead Corp.                                                                         28,200         871,098
  Sigma-Aldrich Corp.                                                                20,000         788,200
  Stillwater Mining Co. *                                                            11,100         205,350
  Universal Corp.                                                                    11,100         404,151
  Westvaco Corp.                                                                     50,100       1,425,345
                                                                                                 ----------

                                                                                                  5,162,713
                                                                                                 ----------

CAPITAL GOODS                                  12.1%
  Albany International Corp., Class A                                                14,200         308,140
  Avery Dennison Corp.                                                               29,000       1,639,370
  Black Box Corp.                                                                     5,700         301,416
  Carlisle Cos., Inc.                                                                 9,300         343,914
  Curtiss-Wright Corp., Class B                                                       2,000          93,000
  Curtiss-Wright Corp.                                                                4,800         229,200
  Danaher Corp.                                                                      25,000       1,507,750
  Eaton Corp.                                                                        21,200       1,577,492
  Graco, Inc.                                                                         4,350         169,867
  Granite Construction, Inc.                                                         12,900         310,632
  Ingersoll-Rand Co.                                                                 37,000       1,546,970
  Kadant, Inc. *                                                                     15,500         224,750
  Liqui-Box Corp.                                                                     4,600         189,750
  Molex, Inc.                                                                        13,600         420,920
  Parker-Hannifin Corp.                                                              36,000       1,652,760
  Quixote Corp.                                                                      17,700         336,300
  Republic Services, Inc., Class A *                                                 46,000         918,620
  Teleflex, Inc.                                                                      4,200         198,702
  Trex Co., Inc. *                                                                   16,000         303,840
  United Stationers, Inc. *                                                          13,500         454,275
                                                                                                 ----------

                                                                                                 12,727,668
                                                                                                 ----------

COMMUNICATION SERVICES                          1.1%
  Telephone & Data Systems, Inc.                                                     13,000       1,166,750
                                                                                                 ----------

CONSUMER CYCLICAL                              10.6%
  Belo Corp., Class A                                                                86,000       1,612,500
  Ethan Allen Interiors, Inc.                                                        48,900       2,033,751
  Gentex Corp. *                                                                      7,300         195,129
  Guitar Center, Inc. *                                                              23,400         319,176
  Hibbett Sporting Goods, Inc. *                                                     12,800         387,840
  Hughes Supply, Inc.                                                                 7,300         225,351
  Interpublic Group of Companies, Inc.                                               39,800       1,175,692
  J. Jill Group, Inc. *                                                              21,600         465,048
  Lancaster Colony Corp.                                                             11,900         422,569
  Linens 'n Things, Inc. *                                                           38,100         971,550
  RadioShack Corp.                                                                   35,900       1,080,590
  Simpson Manufacturing Co., Inc. *                                                   5,100         292,230
  Toys "R" Us, Inc. *                                                                68,400       1,418,616
  Tractor Supply Co. *                                                               12,000         408,960
  Wilsons The Leather Experts, Inc. *                                                15,450         176,285
                                                                                                 ----------

                                                                                                 11,185,287
                                                                                                 ----------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
CONSUMER STAPLES                               10.2%
  Adelphia Communications Corp., Class A                                             29,300     $   913,574
  Applebee's International, Inc.                                                      8,150         278,730
  CEC Entertainment, Inc. *                                                           6,000         260,340
  Charter Communications, Inc., Class A *                                            81,200       1,334,116
  Hain Celestial Group, Inc. *                                                       87,700       2,408,242
  Manpower, Inc.                                                                     73,000       2,460,830
  McCormick & Co., Inc.                                                              20,500         860,385
  Outback Steakhouse, Inc. *                                                         51,600       1,767,300
  Riviana Foods, Inc.                                                                13,300         236,075
  Sensient Technologies Corp.                                                        12,000         249,720
                                                                                                 ----------

                                                                                                 10,769,312
                                                                                                 ----------

ENERGY                                          4.8%
  BJ Services Co. *                                                                  40,800       1,323,960
  CARBO Ceramics, Inc.                                                                6,700         262,372
  ENSCO International, Inc.                                                          46,300       1,150,555
  Patina Oil & Gas Corp.                                                             10,100         277,750
  Petroleum Geo-Services ASA (PGS), ADR *                                            91,100         725,156
  Smith International, Inc. *                                                        18,800       1,008,056
  St. Mary Land & Exploration Co.                                                    12,500         264,875
                                                                                                 ----------

                                                                                                  5,012,724
                                                                                                 ----------

FINANCE                                        18.4%
  AMB Property Corp.                                                                 10,700         278,200
  Ambac Financial Group, Inc.                                                        34,000       1,967,240
  American Capital Strategies, Ltd.                                                   6,700         189,945
  American Financial Holdings, Inc.                                                   7,300         185,493
  Annaly Mortgage Management, Inc.                                                   18,900         302,400
  Annuity and Life Re (Holdings), Ltd.                                               10,700         268,677
  Anthracite Capital, Inc.                                                           16,600         182,434
  Arden Realty, Inc.                                                                  8,600         227,900
  Associated Banc-Corp.                                                              35,140       1,240,090
  Bank of Bermuda, Ltd., ADR                                                         11,500         517,500
  Bank of Bermuda, Ltd.                                                                 220          10,667
  Bear Stearns Cos., Inc.                                                            24,000       1,407,360
  CNA Financial Corp. *                                                              42,040       1,226,307
  Compass Bancshares, Inc.                                                           32,100         908,430
  Financial Federal Corp. *                                                           7,700         240,625
  First Tennessee National Corp.                                                     36,500       1,323,490
  Getty Realty Corp.                                                                 17,900         337,415
  Hibernia Corp., Class A                                                            45,200         804,108
  IPC Holdings, Ltd.                                                                 11,100         328,560
  Liberty Property Trust                                                             10,600         316,410
  Marshall & Ilsley Corp.                                                            21,300       1,347,864
  MGIC Investment Corp.                                                              21,000       1,296,120
  Mid-Atlantic Realty Trust                                                          12,500         194,375
  Pacific Century Financial Corp.                                                    19,400         502,266
  Principal Financial Group, Inc. *                                                   5,900         141,600
  Prudential Financial, Inc. *                                                        1,600          53,104
  Radian Group, Inc.                                                                 30,000       1,288,500
  RAIT Investment Trust                                                              15,400         251,020
  Reckson Assoc. Realty Corp.                                                        11,800         275,648
  Reinsurance Group of America, Inc.                                                 12,000         399,360
  Sky Financial Group, Inc.                                                          20,000         406,800
  TCF Financial Corp.                                                                18,400         882,832
  Universal American Financial Corp. *                                               28,500         193,515
                                                                                                 ----------

                                                                                                 19,496,255
                                                                                                 ----------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
HEALTHCARE                                     10.7%
  AMERIGROUP Corp. *                                                                  8,900     $   194,020
  Apogent Technologies, Inc. *                                                       54,500       1,406,100
  Biogen, Inc. *                                                                     17,500       1,003,625
  Celgene Corp. *                                                                    30,800         983,136
  Chiron Corp. *                                                                     16,500         723,360
  CorVel Corp. *                                                                      6,350         207,963
  DENTSPLY International, Inc.                                                        5,600         281,120
  ICN Pharmaceuticals, Inc.                                                          54,400       1,822,400
  IDEXX Laboratories, Inc. *                                                         42,500       1,211,675
  Ocular Sciences, Inc. *                                                             9,900         230,670
  Omnicare, Inc.                                                                     70,100       1,744,088
  Orthofix International N.V. *                                                       4,500         166,961
  PolyMedica Corp. *                                                                 13,100         217,460
  Varian Medical Systems, Inc. *                                                     11,800         840,868
  Young Innovations, Inc. *                                                          11,400         295,830
                                                                                                 ----------

                                                                                                 11,329,276
                                                                                                 ----------

TECHNOLOGY                                     15.1%
  Affiliated Computer Services, Inc., Class A *                                       8,900         944,557
  Andrew Corp. *                                                                     60,600       1,326,534
  ANSYS, Inc. *                                                                      15,000         369,750
  Arrow Electronics, Inc. *                                                          42,100       1,258,790
  Atmel Corp. *                                                                      93,700         690,569
  ATMI, Inc. *                                                                       45,000       1,073,250
  Axcelis Technologies, Inc. *                                                       54,385         701,022
  Cable Design Technologies Corp. *                                                  31,050         424,764
  Handspring, Inc. *                                                                 47,900         322,846
  Investment Technology Group, Inc. *                                                 6,700         261,769
  LSI Logic Corp. *                                                                  58,100         916,818
  Maxtor Corp. *                                                                     32,308         204,833
  McDATA Corp., Class B *                                                            37,400         939,114
  Pericom Semiconductor Corp. *                                                      20,100         291,450
  Quantum Corp. - DLT & Storage Systems *                                            41,200         405,820
  Storage Technology Corp. *                                                         37,600         777,192
  StorageNetworks, Inc. *                                                            37,100         229,278
  SunGard Data Systems, Inc. *                                                       47,900       1,385,747
  Synopsys, Inc. *                                                                   24,500       1,447,215
  Teradyne, Inc. *                                                                   27,800         837,892
  Varian Semiconductor Equipment, Inc. *                                             32,600       1,127,634
                                                                                                 ----------

                                                                                                 15,936,844
                                                                                                 ----------

TRANSPORTATION                                  1.0%
  Airborne, Inc.                                                                     32,000         474,560
  Genesee & Wyoming, Inc., Class A *                                                  8,900         290,585
  USFreightways Corp.                                                                 9,500         298,300
                                                                                                 ----------

                                                                                                  1,063,445
                                                                                                 ----------

UTILITIES                                       7.9%
  Alliant Energy Corp.                                                               30,000         910,800
  Cleco Corp.                                                                        55,000       1,208,350
  Constellation Energy Group, Inc.                                                   47,000       1,247,850
  Hawaiian Electric Industries, Inc.                                                  7,800         314,184
  MDU Resources Group, Inc.                                                           4,400         123,860
  Peoples Energy Corp.                                                               10,500         398,265
  PPL Corp.                                                                          32,000       1,115,200
  Questar Corp.                                                                      14,600         365,730
  UtiliCorp United, Inc.                                                             48,000       1,208,160
  WGL Holdings, Inc.                                                                  9,400         273,258
  Wisconsin Energy Corp.                                                             50,000       1,128,000
                                                                                                 ----------

                                                                                                  8,293,657
                                                                                                 ----------

TOTAL COMMON STOCKS
(COST: $90,102,162)                                                                             102,143,931
                                                                                                 ----------

                               MID-CAP STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net      Coupon      Maturity      Par Amount/     Value
                                               Assets       Rate         Date          Shares      (Note 2)
                                               ------       ----         ----          ------      --------

CONVERTIBLE BONDS:                              0.1%

BASIC MATERIALS                                 0.1%
  Freeport-McMoRan Copper & Gold, Inc. (C)                 8.250%       01/31/06   $   50,000  $     60,188
                                                                                                 ----------

TOTAL CONVERTIBLE BONDS
(COST: $50,000)                                                                                      60,188
                                                                                                 ----------

INVESTMENT COMPANY:                             2.9%

  SSgA Prime Money Market Fund                                                      3,021,747     3,021,747
                                                                                                 ----------

TOTAL INVESTMENT COMPANY
(COST: $3,021,747)                                                                                3,021,747
                                                                                                 ----------

TOTAL INVESTMENTS                              99.8%                                            105,225,866
(COST: $93,173,909**)
NET OTHER ASSETS AND LIABILITIES                0.2%                                                188,057
                                           ----------                                          ------------

TOTAL NET ASSETS                              100.0%                                           $105,413,923
                                           ----------                                          ------------
                                           ----------                                          ------------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $93,210,756. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation...............................$14,806,377
        Gross unrealized depreciation............................... (2,791,267)
                                                                     ----------

        Net unrealized appreciation.................................$12,015,110
                                                                     ----------
                                                                     ----------

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR     American Depository Receipt.

See accompanying notes to financial statements.

                              EMERGING GROWTH FUND
                             Schedule of Investments
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
COMMON STOCKS:                                 93.6%

BASIC MATERIALS                                 0.5%
  International Paper Co.                                                            1,670          $67,384
                                                                                                  ---------

CAPITAL GOODS                                   6.2%
  Celestica, Inc. *                                                                    470           18,983
  Danaher Corp.                                                                      1,410           85,037
  General Electric Co.                                                               1,220           48,898
  Harley-Davidson, Inc.                                                              2,785          151,253
  Minnesota Mining and Manufacturing Co.                                               570           67,380
  Northrop Grumman Corp.                                                               100           10,081
  SPX Corp. *                                                                          170           23,273
  Tyco International, Ltd.                                                           7,832          461,305
                                                                                                  ---------

                                                                                                    866,210
                                                                                                  ---------

COMMUNICATION SERVICES                          3.5%
  AT&T Wireless Services, Inc. *                                                     6,090           87,513
  Comcast Corp. *                                                                    2,050           73,800
  E.W. Scripps Co., Class A                                                            110            7,260
  Emmis Communications Corp., Class A *                                                170            4,019
  Hearst-Argyle Television, Inc. *                                                      70            1,509
  Hispanic Broadcasting Corp. *                                                        520           13,260
  Lee Enterprises, Inc.                                                                100            3,637
  Macrovision Corp. *                                                                  770           27,119
  McClatchy Co., Class A                                                               110            5,170
  New York Times Co., Class A                                                          330           14,273
  Qwest Communications International, Inc.                                           2,772           39,168
  Sprint Corp. (PCS Group) *                                                         4,916          120,000
  Tribune Co.                                                                          750           28,073
  Univision Communications, Inc., Class A *                                            100            4,046
  Vodafone Group, PLC, ADR                                                           2,130           54,698
                                                                                                  ---------

                                                                                                    483,545
                                                                                                  ---------

CONSUMER CYCLICAL                               6.0%
  Accenture, Ltd., Class A *                                                           860           23,151
  Barnes & Noble, Inc. *                                                             1,455           43,068
  BJ's Wholesale Club, Inc. *                                                          400           17,640
  Cendant Corp. *                                                                    5,820          114,130
  Costco Wholesale Corp. *                                                           1,560           69,233
  Dollar Tree Stores, Inc.                                                             190            5,873
  Home Depot, Inc.                                                                     667           34,024
  IMS Health, Inc.                                                                   6,140          119,791
  Iron Mountain, Inc. *                                                                660           28,908
  Kohl's Corp. *                                                                       350           24,654
  Lowe's Cos., Inc.                                                                  1,768           82,053
  McGraw Hill Cos., Inc.                                                               650           39,637
  NIKE, Inc., Class B                                                                  990           55,678
  Reed International PLC                                                               780            6,464
  Robert Half International, Inc. *                                                  1,520           40,584
  Sears, Roebuck & Co.                                                                 350           16,674
  Target Corp.                                                                       1,460           59,933
  Tiffany & Co.                                                                        170            5,350
  Walgreen Co.                                                                       1,240           41,738
                                                                                                  ---------

                                                                                                    828,583
                                                                                                  ---------

CONSUMER SERVICES                               0.1%
  ARAMARK Corp., Class B *                                                             220            5,918
  Sabre Holdings Corp.                                                                 320           13,552
  Weight Watchers International, Inc. *                                                                  20
676
                                                                                                  ---------

                                                                                                     20,146
                                                                                                  ---------

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
CONSUMER STAPLES                                2.7%
  Applebee's International, Inc.                                                       200         $  6,840
  Brinker International, Inc. *                                                      1,030           30,653
  CEC Entertainment, Inc. *                                                            665           28,854
  Charter Communications, Inc., Class A *                                            7,005          115,092
  Darden Restaurants, Inc.                                                             430           15,222
  General Motors Corp., Class H *                                                      300            4,635
  Gillette Co.                                                                       1,540           51,436
  Jack in the Box, Inc. *                                                              170            4,682
  Kroger Co. *                                                                       4,142           86,444
  P.F. Chang's China Bistro, Inc. *                                                     70            3,311
  Panera Bread Co., Class A *                                                          100            5,204
  Starbucks Corp. *                                                                  1,000           19,050
                                                                                                  ---------

                                                                                                    371,423
                                                                                                  ---------

CONSUMER NON-DURABLES                           0.6%
  American Tower Corp., Class A *                                                    4,100           38,827
  Meredith Corp.                                                                       340           12,121
  Starwood Hotels & Resorts Worldwide, Inc.                                          1,230           36,716
  USA Networks, Inc. *                                                                  20              546
                                                                                                  ---------

                                                                                                     88,210
                                                                                                  ---------

ENERGY                                          1.8%
  Anadarko Petroleum Corp.                                                             910           51,733
  Cooper Cameron Corp. *                                                               260           10,494
  EOG Resources, Inc.                                                                  600           23,466
  GlobalSantaFe Corp.                                                                3,740          106,665
  Noble Drilling Corp. *                                                               582           19,811
  TotalFinaElf S.A., Series B                                                          240           34,267
                                                                                                  ---------

                                                                                                    246,436
                                                                                                  ---------

FINANCE                                         5.4%
  ACE, Ltd.                                                                          2,940          118,041
  AFLAC, Inc.                                                                        1,054           25,886
  American Express Co.                                                                 870           31,050
  Bank of America Corp.                                                                680           42,806
  Citigroup                                                                          4,594          231,905
  First Tennessee National Corp.                                                       150            5,439
  Freddie Mac                                                                        2,750          179,850
  Household International, Inc.                                                        520           30,129
  Instinet Group, Inc. *                                                             1,330           13,367
  Merrill Lynch & Co., Inc.                                                            899           46,856
  Morgan Stanley Dean Witter & Co.                                                     460           25,733
  SouthTrust Corp.                                                                     190            4,687
                                                                                                  ---------

                                                                                                    755,749
                                                                                                  ---------

FINANCIAL SERVICES                              7.4%
  American International Group, Inc.                                                 2,951          234,309
  BISYS Group, Inc. *                                                                2,520          161,255
  Capital One Financial Corp.                                                          920           49,634
  Fiserv, Inc. *                                                                     1,745           73,848
  Goldman Sachs Group, Inc.                                                          1,644          152,481
  Hartford Financial Services Group, Inc.                                              880           55,290
  Mellon Financial Corp.                                                             1,150           43,263
  MetLife, Inc.                                                                      1,720           54,490
  SAFECO Corp.                                                                         150            4,673
  St. Paul Cos., Inc.                                                                2,483          109,178
  UnumProvident Corp.                                                                  941           24,946
  XL Capital, Ltd.                                                                     670           61,211
                                                                                                  ---------

                                                                                                  1,024,578
                                                                                                  ---------

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
HEALTHCARE                                     16.9%
  Abbott Laboratories                                                                2,730         $152,197
  Allergan, Inc.                                                                     1,090           81,804
  Alpharma, Inc., Class A                                                              100            2,645
  American Home Products Corp.                                                       3,440          211,078
  Andrx Group *                                                                        753           53,019
  Applera Corp.- Applied Biosytems Group                                             5,060          198,706
  Barr Laboratories, Inc. *                                                             50            3,968
  Biovail Corp. *                                                                    2,153          121,106
  Cardinal Health, Inc.                                                                540           34,916
  Caremark Rx, Inc. *                                                                1,830           29,847
  Elan Corp. PLC, ADR *                                                                300           13,518
  Eli Lilly & Co.                                                                    1,780          139,801
  Enzon, Inc. *                                                                         60            3,377
  Express Scripts, Inc., Class A *                                                   2,320          108,483
  Forest Laboratories, Inc. *                                                          140           11,473
  Genentech, Inc. *                                                                  1,475           80,019
  Genzyme Corp. *                                                                    2,850          170,601
  Guidant Corp. *                                                                    2,810          139,938
  HEALTHSOUTH Corp. *                                                                2,950           43,719
  ICN Pharmaceuticals, Inc.                                                            140            4,690
  IVAX Corp. *                                                                       1,800           36,252
  Laboratory Corporation of America Holdings *                                       1,210           97,828
  Lincare Holdings, Inc. *                                                           1,720           49,278
  Mylan Laboratories, Inc.                                                             680           25,500
  Pfizer, Inc.                                                                       2,914          116,123
  Quest Diagnostics, Inc. *                                                            615           44,102
  Sanofi-Synthelabo SA                                                               2,420          180,519
  Schering-Plough Corp.                                                              1,450           51,925
  Sepracor, Inc. *                                                                     280           15,977
  Shire Pharmaceuticals Group PLC, ADR *                                               260            9,516
  St. Jude Medical, Inc. *                                                              90            6,989
  Stryker Corp.                                                                         80            4,670
  Teva Pharmaceutical Industries, Ltd., ADR                                            785           48,380
  UnitedHealth Group, Inc.                                                             750           53,077
  Waters Corp. *                                                                       120            4,650
  Watson Pharmaceuticals, Inc. *                                                       240            7,534
                                                                                                  ---------

                                                                                                  2,357,225
                                                                                                  ---------

TECHNOLOGY                                     34.9%
  Adobe Systems, Inc.                                                                1,570           48,748
  Advanced Fibre Communications, Inc. *                                                660           11,662
  Affiliated Computer Services, Inc., Class A *                                      1,475          156,542
  Akamai Technologies, Inc. *                                                        1,670            9,920
  Alpha Industries, Inc. *                                                             500           10,900
  Altera Corp. *                                                                     2,680           56,870
  Amdocs, Ltd. *                                                                     2,070           70,318
  Analog Devices, Inc. *                                                             4,475          198,645
  Automatic Data Processing, Inc.                                                    3,320          195,548
  BEA Systems, Inc. *                                                                1,800           27,720
  BMC Software, Inc. *                                                                  50              818
  Cadence Design Systems, Inc. *                                                     4,630          101,490
  CheckFree Corp. *                                                                     40              720
  CIENA Corp. *                                                                      3,557           50,901
  Cisco Systems, Inc. *                                                              6,660          120,613
  Citrix Systems, Inc. *                                                             1,550           35,123
  Clear Channel Communications, Inc. *                                               4,610          234,695
  Computer Associates International, Inc.                                            2,280           78,637
  Comverse Technology, Inc. *                                                        5,464          122,230
  Concord EFS, Inc. *                                                                6,820          223,560
  Dell Computer Corp. *                                                              1,430           38,867
  DST Systems, Inc. *                                                                2,160          107,676
  EMC Corp.                                                                          4,237           56,945
  Enterasys Networks, Inc. *                                                         5,350           47,347
  Extreme Networks, Inc. *                                                             934           12,049

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
TECHNOLOGY (Continued)
  First Data Corp.                                                                   2,170         $170,236
  Flextronics International, Ltd. *                                                    985           23,630
  Fox Entertainment Group, Inc., Class A *                                           3,485           92,457
  GlobespanVirata, Inc. *                                                              700            9,065
  Intersil Corp., Class A *                                                          1,825           58,856
  Juniper Networks, Inc. *                                                             730           13,833
  L-3 Communications Holdings, Inc. *                                                  200           18,000
  Legato Systems, Inc. *                                                             2,020           26,199
  Lexmark International, Inc. *                                                      2,545          150,155
  Maxim Integrated Products, Inc. *                                                    570           29,931
  McDATA Corp., Class A *                                                              960           23,520
  Mercury Interactive Corp. *                                                          160            5,437
  Micrel, Inc. *                                                                       130            3,410
  Microchip Technology, Inc. *                                                         190            7,361
  Micron Technology, Inc. *                                                          1,180           36,580
  Microsoft Corp. *                                                                  3,001          198,876
  Motorola, Inc.                                                                       760           11,415
  Netegrity, Inc. *                                                                    380            7,357
  Network Appliance, Inc. *                                                            660           14,434
  Novellus Systems, Inc. *                                                           1,049           41,383
  Openwave Systems, Inc. *                                                           1,190           11,650
  Oracle Corp. *                                                                    14,624          201,957
  Palm, Inc. *                                                                         320            1,242
  PeopleSoft, Inc. *                                                                 2,520          101,304
  Peregrine Systems, Inc. *                                                          3,300           48,939
  PerkinElmer, Inc.                                                                    100            3,502
  Powerwave Technologies, Inc. *                                                       200            3,456
  QLogic Corp. *                                                                     1,700           75,667
  QUALCOMM, Inc. *                                                                   3,190          161,095
  Quest Software, Inc. *                                                             1,260           27,859
  Rational Software Corp. *                                                          6,370          124,215
  Riverstone Networks, Inc. *                                                        2,160           35,856
  Siebel Systems, Inc. *                                                               320            8,954
  SonicWALL, Inc. *                                                                    200            3,888
  STMicroelectronics N.V.                                                            3,610          114,329
  StorageNetworks, Inc. *                                                            1,310            8,096
  Sun Microsystems, Inc. *                                                          10,080          123,984
  SunGard Data Systems, Inc. *                                                       4,515          130,619
  Symbol Technologies, Inc.                                                            300            4,764
  Synopsys, Inc. *                                                                     646           38,159
  Tekelec, Inc. *                                                                    1,720           31,149
  Tektronix, Inc. *                                                                  2,870           73,989
  Teledyne Technologies, Inc. *                                                        240            3,910
  Texas Instruments, Inc.                                                            2,750           77,000
  TIBCO Software, Inc. *                                                               100            1,493
  VeriSign, Inc. *                                                                   4,083          155,317
  VERITAS Software Corp. *                                                           4,960          222,357
  webMethods, Inc. *                                                                   750           12,570
  Xilinx, Inc. *                                                                     1,787           69,782
  Zarlink Semiconductor, Inc. *                                                      1,280           14,400
                                                                                                  ---------

                                                                                                  4,852,181
                                                                                                  ---------

TELECOMMUNICATIONS                              5.6%
  AOL Time Warner, Inc. *                                                            2,220           71,262
  Crown Castle International Corp. *                                                 1,240           13,243
  EchoStar Communications Corp., Class A *                                           7,660          210,420
  Entercom Communications Corp. *                                                      460           23,000
  Nextel Partners, Inc., Class A *                                                   1,290           15,480
  Nokia Oyj, ADR                                                                     5,690          139,576
  Time Warner Telecom, Inc., Class A *                                               2,610           46,171
  Viacom, Inc., Class B *                                                            5,780          255,187
  Westwood One, Inc. *                                                                 380           11,419
                                                                                                  ---------

                                                                                                    785,758
                                                                                                  ---------

                              EMERGING GROWTH FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
TRANSPORTATION                                  0.1%
  United Parcel Service, Inc., Class B                                                 320          $17,440
                                                                                                  ---------

UTILITIES                                       1.9%
  AES Corp. *                                                                        2,087           34,122
  Calpine Corp. *                                                                    1,084           18,200
  Dynegy, Inc., Class A                                                              3,515           89,633
  El Paso Corp.                                                                      2,819          125,756
                                                                                                  ---------

                                                                                                    267,711
                                                                                                  ---------

TOTAL COMMON STOCKS
(COST: $12,367,384)                                                                              13,032,579
                                                                                                  ---------

PREFERRED STOCK:                                0.1%

HEALTHCARE                                      0.1%
  Fresenius Medical Care AG                                                            250           11,536
                                                                                                  ---------

TOTAL PREFERRED STOCK
(COST: $11,215)                                                                                      11,536
                                                                                                  ---------

INVESTMENT COMPANY:                            10.5%
  SSgA Prime Money Market Fund                                                   1,468,751        1,468,751
                                                                                                  ---------

TOTAL INVESTMENT COMPANY
(COST: $1,468,751)                                                                                1,468,751
                                                                                                  ---------

TOTAL INVESTMENTS                             104.2%                                             14,512,866
(COST: $13,847,350**)
NET OTHER ASSETS AND LIABILITIES               (4.2)%                                              (589,892)
                                           ----------                                          ------------

TOTAL NET ASSETS                              100.0%                                            $13,922,974
                                           ----------                                          ------------
                                           ----------                                          ------------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $14,917,624. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

    Gross unrealized appreciation................................ $1,196,242
    Gross unrealized depreciation................................ (1,601,000)
                                                                   ---------

    Net unrealized depreciation..................................  ($404,758)
                                                                   ---------
                                                                   ---------
ADR   American Depository Receipt.
PLC   Public Limited Company.

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                             Schedule of Investments
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
COMMON STOCKS:                                 94.8%

AUSTRALIA                                       1.5%
  BHP, Ltd.                                                                          47,000        $252,598
  TABCORP Holdings, Ltd.                                                              5,500          27,701
                                                                                                  ---------

                                                                                                    280,299
                                                                                                  ---------
BELGIUM                                         2.2%
  Ackermans & van Haaren N.V.                                                         2,000          52,875
  Creyf's N.V., S.A.                                                                  3,797          68,274
  Creyf's N.V.                                                                          197               2
  Fortis                                                                             11,300         293,211
                                                                                                  ---------

                                                                                                    414,362
                                                                                                  ---------
BRAZIL                                          1.5%
  Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR                       1,470          32,340
  Companhia de Bebidas das Americas, ADR                                              3,120          63,305
  Companhia Paranaense de Energia-Copel, ADR                                          9,500          74,575
  Petroleo Brasileiro, S.A., ADR                                                      1,500          34,950
  Souza Cruz, S.A.                                                                    5,900          36,260
  Tele Norte Leste Participacoes, S.A., ADR                                           3,100          48,453
                                                                                                  ---------

                                                                                                    289,883
                                                                                                  ---------
CHILE                                           0.4%
  Administradora de Fondas de Pensiones Provida, S.A., ADR                            2,800          77,000
                                                                                                  ---------
CROATIA                                         0.1%
  Pliva d.d., GDR (C)                                                                 2,600          25,956
                                                                                                  ---------
CZECH REPUBLIC                                  0.0%
  Ceska Sporitelna, A.S. *                                                              600           4,955
                                                                                                  ---------
EGYPT                                           0.2%
  Commercial International Bank                                                       4,400          26,813
  Egyptian Co.                                                                        2,534          18,439
                                                                                                  ---------

                                                                                                     45,252
                                                                                                  ---------
FINLAND                                         1.2%
  Amer Group, Ltd.                                                                    3,400          89,282
  Hartwall Oyj ABP                                                                    1,600          32,615
  UPM-Kymmene Oyj                                                                     1,800          59,685
  Vaisala Oyj, Series A                                                               2,100          51,032
                                                                                                  ---------

                                                                                                    232,614
                                                                                                  ---------
FRANCE                                         11.7%
  Alcatel S.A., Series A                                                             15,900         271,745
  Axa                                                                                10,720         223,960
  BNP Paribas, S.A.                                                                   3,540         316,689
  Carbone-Lorraine, S.A.                                                              1,700          45,398
  Compagnie de Saint-Gobain                                                             860         129,757
  GrandVision S.A.                                                                    3,200          43,439
  Lagardere S.C.A.                                                                    4,470         187,012
  Neopost, S.A. *                                                                     1,900          55,339
  Societe BIC SA                                                                      2,100          71,707
  Suez, S.A.                                                                          8,140         246,358
  TotalFinaElf S.A., Series B                                                         2,400         342,672
  Union Financiere de France Banque S.A.                                              1,000          30,808
  Vivendi Universal S.A.                                                              4,810         263,320
                                                                                                  ---------

                                                                                                  2,228,204
                                                                                                  ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
GERMANY                                         3.4%
  Allianz AG                                                                            520        $123,126
  Bayerische Hypo- und Vereinsbank AG                                                 3,900         119,145
  E.On AG                                                                             3,840         198,870
  Kamps AG                                                                            3,000          24,034
  Metro AG                                                                            2,500          88,681
  Software AG                                                                           800          30,621
  Stada Arzneimittel AG                                                               1,100          38,187
  Techem AG *                                                                         1,300          28,062
                                                                                                  ---------

                                                                                                    650,726
                                                                                                  ---------
HONG KONG                                       2.1%
  China Mobile (Hong Kong), Ltd., ADR *                                               4,500          78,660
  CNOOC, Ltd., ADR                                                                    2,640          50,952
  Esprit Holdings, Ltd.                                                              40,545          45,757
  Hutchison Whampoa, Ltd.                                                            14,000         135,552
  Tingyi (Cayman Islands) Holdings Corp.                                            276,000          46,367
  Yue Yuen Industrial Holdings, Ltd.                                                 21,000          39,454
                                                                                                  ---------

                                                                                                    396,742
                                                                                                  ---------
HUNGARY                                         0.4%
  Gedeon Richter Rt.                                                                  1,020          55,854
  Magyar Tavkozlesi Rt., ADR                                                          1,500          25,485
                                                                                                  ---------

                                                                                                     81,339
                                                                                                  ---------
INDIA                                           1.1%
  Hindalco Industries, Ltd., GDR (C)                                                  2,100          27,864
  Hindustan Lever, Ltd.                                                               7,600          35,250
  Itc Ltd.                                                                            1,100          17,050
  Larsen & Toubro, Ltd., GDR (C)                                                      2,350          18,656
  Larsen & Toubro, Ltd.                                                               2,900          11,511
  Reliance Industries, Ltd., GDR (C)                                                  2,970          40,392
  State Bank of India, GDR                                                            8,400          63,600
                                                                                                  ---------

                                                                                                    214,323
                                                                                                  ---------
INDONESIA                                       0.5%
  PT Hanjaya Mandala Sampoerna Tbk                                                  171,500          52,769
  PT Telekomunikasi Indonesia, ADR                                                    5,100          29,580
  PT Telekomunikasi Indonesia Tbk                                                    36,000          11,077
                                                                                                  ---------

                                                                                                     93,426
                                                                                                  ---------
IRELAND                                         1.7%
  Allied Irish Banks PLC                                                              9,143         105,802
  CRH PLC                                                                             7,000         123,562
  DCC PLC                                                                             1,900          20,380
  Waterford Wedgwood PLC                                                             83,321          65,268
                                                                                                  ---------

                                                                                                    315,012
                                                                                                  ---------
ISRAEL                                          0.3%
  Bank Hapoalim, Ltd.                                                                19,600          42,203
  Teva Pharmaceutical Industries, Ltd., ADR                                             280          17,257
                                                                                                  ---------

                                                                                                     59,460
                                                                                                  ---------
ITALY                                           5.9%
  Alleanza Assicurazioni                                                             12,050         132,470
  Campari Group SpA *                                                                 1,100          25,948
  ENI SpA                                                                            27,300         342,160
  Industrie Natuzzi SpA, ADR                                                          3,800          55,632
  Interpump Group SpA                                                                15,400          59,631
  San Paolo IMI SpA                                                                  18,900         202,727
  Telecom Italia SpA                                                                 35,700         305,072
                                                                                                  ---------

                                                                                                  1,123,640
                                                                                                  ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
JAPAN                                          12.2%
  ACOM Co., Ltd.                                                                      1,100       $  80,185
  ADERANS Co., Ltd.                                                                     500          14,770
  Canon, Inc.                                                                         5,000         172,124
  Diamond Lease Co., Ltd.                                                             2,000          23,815
  East Japan Railway Co.                                                                 36         173,941
  Hitachi Medical Corp.                                                               3,000          27,364
  Hitachi, Ltd.                                                                      29,000         212,503
  Hokuto Corp.                                                                          800          27,723
  IMPACT 21 Co., Ltd.                                                                 1,700          15,675
  Japan Digital Laboratory Co., Ltd.                                                  3,000          23,563
  KOSE Corp.                                                                          1,000          28,090
  Maruichi Steel Tube, Ltd.                                                           2,000          20,411
  Meitec Corp.                                                                          700          17,098
  Ministop Co., Ltd.                                                                  1,000          13,739
  Nikko Cordial Corp.                                                                43,000         192,008
  Nippon Ceramic Co., Ltd.                                                            2,000          20,914
  Nippon Shinyaku Co., Ltd.                                                           5,000          24,616
  Nissan Motor Co., Ltd.                                                             34,000         180,368
  NTT DoCoMo, Inc.                                                                       12         141,058
  Orix Corp.                                                                          1,800         161,301
  Secom Techno Service Co., Ltd.                                                      1,000          23,586
  Sony Corp.                                                                          4,500         205,748
  Sumitomo Trust & Banking Co., Ltd.                                                 31,000         125,884
  Toyota Motor Corp.                                                                 14,000         354,782
  Yoshinoya D&C Co., Ltd.                                                                18          24,868
                                                                                                  ---------

                                                                                                  2,306,134
                                                                                                  ---------
MEXICO                                          2.0%
  Carso Global Telecom *                                                             14,100          30,491
  Cemex S.A. de C.V., ADR                                                             1,380          34,086
  Fomento Economico Mexicano, S.A. de C.V., ADR                                       1,360          46,988
  Grupo Financiero Banorte, S.A. de C.V., Class O *                                  18,300          38,355
  Grupo Iusacell S.A. de C.V., ADR *                                                  3,914          15,539
  Grupo Televisa S.A., GDR *                                                          1,100          47,498
  Kimberly-Clark de Mexico, S.A. de C.V., Class A                                    12,600          37,844
  Panamerican Beverages, Inc., Class A                                                1,500          22,290
  Telefonos de Mexico S.A., ADR, Class L                                              1,800          63,036
  Tubos de Acero de Mexico, S.A., ADR                                                 2,300          20,562
  Wal-Mart de Mexico S.A. de C.V., Series C                                          12,400          29,117
                                                                                                  ---------

                                                                                                    385,806
                                                                                                  ---------
NETHERLANDS                                    12.4%
  ABN AMRO Holding N.V.                                                              20,000         322,056
  Akzo Nobel N.V.                                                                     5,100         227,669
  Fugro N.V.                                                                          1,223          54,542
  Head N.V.                                                                           7,900          26,160
  Heineken N.V.                                                                       5,350         202,827
  Hunter Douglas N.V.                                                                 3,000          80,461
  IHC Caland N.V.                                                                       700          32,713
  Imtech N.V.                                                                         3,100          58,004
  ING Groep N.V.                                                                      8,200         209,050
  Koninklijke (Royal) KPN N.V. *                                                     49,800         253,121
  Koninklijke (Royal) Philips Electronics N.V.                                       13,300         395,186
  N.V. Holdingmaatschappij De Telegraaf                                               2,700          41,074
  PinkRoccade N.V.                                                                    1,010          21,397
  Royal Dutch Petroleum Co.                                                           4,800         243,118
  United Services Group N.V.                                                          2,575          50,083
  Wolters Kluwer N.V.                                                                 5,800         132,169
                                                                                                  ---------

                                                                                                  2,349,630
                                                                                                  ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
NORWAY                                          0.2%
  Ekornes ASA                                                                         2,800       $  24,018
  Merkantildata ASA *                                                                12,000          14,170
                                                                                                  ---------

                                                                                                     38,188
                                                                                                  ---------
PERU                                            0.2%
  Credicorp, Ltd.                                                                     3,100          27,125
                                                                                                  ---------
PHILIPPINES                                     0.3%
  Philippine Long Distance Telephone Co., ADR                                         3,200          26,368
  San Miguel Corp., Class B                                                          30,000          30,523
                                                                                                  ---------

                                                                                                     56,891
                                                                                                  ---------
PORTUGAL                                        1.1%
  Portugal Telecom, SGPS, S.A.                                                       26,160         203,755
                                                                                                  ---------
RUSSIA                                          0.5%
  Mobile Telesystems, ADR *                                                             720          25,675
  OAO Lukoil Holding, ADR                                                             1,330          65,162
                                                                                                  ---------

                                                                                                     90,837
                                                                                                  ---------
SINGAPORE                                       1.8%
  Fraser & Neave, Ltd.                                                                8,000          32,927
  Overseas-Chinese Banking Corp., Ltd.                                               20,000         119,144
  United Overseas Bank, Ltd.                                                         19,000         130,680
  Want Want Holdings, Ltd.                                                           32,000          60,800
                                                                                                  ---------

                                                                                                    343,551
                                                                                                  ---------
SOUTH AFRICA                                    1.3%
  ABSA Group, Ltd.                                                                   15,200          44,479
  Anglo American Platinum Corp., Ltd.                                                   460          17,027
  Iscor, Ltd. *                                                                      20,100          19,019
  Kumba Resources, Ltd. *                                                            20,100          52,114
  Sanlam, Ltd.                                                                       48,700          37,352
  Sappi, Ltd.                                                                         2,940          29,412
  Sasol, Ltd.                                                                         4,390          38,575
                                                                                                  ---------

                                                                                                    237,978
                                                                                                  ---------
SOUTH KOREA                                     2.7%
  Hite Brewery Co., Ltd.                                                                750          30,837
  Kookmin Bank *                                                                      3,201         121,826
  Korea Electric Power Corp., ADR                                                     4,300          39,345
  Korea Telecom Corp., ADR                                                            2,650          53,874
  Pohang Iron & Steel Co., Ltd., ADR                                                  2,500          57,500
  Samsung Electronics Co., Ltd., GDR (C)                                                860          99,760
  Samsung Fire & Marine Insurance Co., Ltd.                                           1,130          48,361
  SK Telecom Co., Ltd., ADR                                                           2,900          62,698
                                                                                                  ---------

                                                                                                    514,201
                                                                                                  ---------
SPAIN                                           3.1%
  Abengoa, S.A.                                                                       6,000          36,906
  Aldeasa, S.A.                                                                       2,700          41,146
  Altadis, S.A.                                                                       6,100         103,711
  Banco Pastor, S.A.                                                                  3,000          40,297
  Endesa, S.A.                                                                       11,700         182,987
  Prosegur, CIA de Seguridad S.A.                                                     5,300          71,428
  Telefonica S.A.                                                                     8,130         108,771
                                                                                                  ---------

                                                                                                    585,246
                                                                                                  ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
SWEDEN                                          2.0%
  Elanders AB, Series B                                                               1,400       $  12,188
  Elekta AB *                                                                         5,580          45,374
  Investor AB, Series B                                                              20,800         227,839
  Nobel Biocare AB                                                                    2,200          92,079
                                                                                                  ---------

                                                                                                    377,480
                                                                                                  ---------

SWITZERLAND                                     4.2%
  Bank Sarasin & Cie, Class B                                                            19          36,922
  Edipresse, S.A.                                                                       150          52,422
  Gurit-Heberlein AG                                                                     30          23,680
  Novartis AG                                                                         9,600         347,072
  Roche Holding AG                                                                    2,230         159,228
  UBS AG *                                                                            3,600         181,779
                                                                                                  ---------

                                                                                                    801,103
                                                                                                  ---------

TAIWAN                                          1.1%
  Compal Electronics, Inc., GDR                                                       3,180          19,557
  Compal Electronics, Inc.                                                              500           3,075
  Fubon Insurance Co.                                                                 8,000          84,595
  Taiwan Semiconductor Manufacturing Co., Ltd., ADR                                   2,960          50,823
  United Microelectronics Corp., ADR                                                  5,130          49,248
                                                                                                  ---------

                                                                                                    207,298
                                                                                                  ---------

THAILAND                                        0.0%
  PTT Public Co., Ltd. *                                                             13,900          10,842
                                                                                                  ---------

TURKEY                                          0.4%
  Turkcell Iletisim Hizmetleri A.S., ADR *                                              690          14,166
  Turkcell Iletisim Hizmetleri A.S.                                               1,322,379          11,341
  Turkiye Garanti Bankasi A.S., ADR *                                                 8,653          15,760
  Yapi ve Kredi Bankasi A.S.                                                      8,059,000          24,605
                                                                                                  ---------

                                                                                                     65,872
                                                                                                  ---------

UNITED KINGDOM                                 14.9%
  Ashtead Group PLC                                                                  36,900          41,843
  BAE SYSTEMS PLC                                                                    27,200         122,387
  BP Amoco PLC                                                                       34,700         269,386
  BT Group PLC *                                                                     35,270         129,727
  Cadbury Schweppes PLC                                                              27,700         176,384
  Collins Stewart Holdings PLC                                                        9,200          51,493
  Diageo PLC                                                                         27,200         310,415
  Euromoney Institutional Investor PLC                                                3,400          16,559
  FKI PLC                                                                            17,175          46,193
  GlaxoSmithKline PLC                                                                 7,100         177,848
  HSBC Holdings PLC                                                                  33,300         390,197
  Imperial Tobacco Group PLC                                                          5,300          69,808
  Kidde PLC                                                                          66,700          64,969
  Luminar PLC                                                                         7,800          94,913
  Man Group PLC                                                                       6,476         112,224
  Misys PLC                                                                           9,000          42,524
  mmO2 PLC *                                                                         96,670         121,566
  National Grid Group PLC                                                            18,100         112,623
  Northgate PLC                                                                       8,600          60,638
  Old Mutual PLC                                                                     19,200          24,424
  Signet Group PLC, ADR                                                               2,500         101,250
  Singer & Friedlander Group PLC                                                     11,333          37,483
  South African Breweries PLC Ord                                                     1,400           9,525
  South African Breweries PLC                                                         6,300          41,492
  SSL International PLC                                                               5,500          43,378
  Tesco PLC                                                                          36,800         133,214
  Trinity Mirror PLC                                                                  5,200          30,938
                                                                                                  ---------

                                                                                                  2,833,401
                                                                                                  ---------

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
VENEZUELA                                       0.2%
  Compania Anonima Nacional Telefonos de Venezuela, ADR                               2,031         $28,536
                                                                                                  ---------

TOTAL COMMON STOCKS
(COST: $20,028,295)                                                                              17,997,067
                                                                                                  ---------

PREFERRED STOCK:                                0.9%

BRAZIL                                          0.5%
  Banco Bradesco, S.A.                                                            7,218,700          39,054
  Banco Itau, S.A.                                                                  820,900          62,527
                                                                                                  ---------

                                                                                                    101,581
                                                                                                  ---------

GERMANY                                         0.4%
  Fielmann AG                                                                         1,700          55,537
  ProSiebenSat.1 Media AG                                                             2,400          12,284
                                                                                                  ---------

                                                                                                     67,821
                                                                                                  ---------

TOTAL PREFERRED STOCK
(COST: $200,951)                                                                                    169,402
                                                                                                  ---------

INVESTMENT COMPANY:                             3.6%

UNITED STATES                                   3.6%

  SSgA Prime Money Market Fund                                                      682,456         682,456
                                                                                                  ---------

TOTAL INVESTMENT COMPANY
(COST: $682,456)                                                                                    682,456
                                                                                                  ---------

TOTAL INVESTMENTS                              99.3%                                             18,848,925
(COST: $20,911,702**)
NET OTHER ASSETS AND LIABILITIES                0.7%                                                127,877
                                           ----------                                           -----------

TOTAL NET ASSETS                              100.0%                                            $18,976,802
                                           ----------                                           -----------
                                           ----------                                           -----------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $20,924,831. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation................................   $887,554
     Gross unrealized depreciation................................ (2,963,460)
                                                                   ----------

     Net unrealized depreciation..................................($2,075,906)
                                                                   ----------
                                                                   ----------

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR   American Depository Receipt.
GDR   Global Depository Receipt.
PLC   Public Limited Company.

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

OTHER INFORMATION:

Industry Categories as a Percentage of Net Assets:% of Net Assets
                                                  ---------------

    Basic Materials                               4.7%
    Business Services                             1.8%
    Capital Goods                                 2.5%
    Cash and Cash Equivalents
      and Other Assets and Liabilities            4.3%
    Communications Services                      10.0%
    Consumer Cyclical                             7.1%
    Consumer Staples                             11.3%
    Energy                                       11.8%
    Financial                                    25.9%
    Health Care                                   5.5%
    Technology                                    6.1%
    Telecommunications                            4.5%
    Transportation                                1.2%
    Conglomerates                                 0.5%
    Leisure                                       1.2%
    Industrial                                    1.6%
                                              --------
                                                100.0%
                                              --------
                                              --------

                             GLOBAL SECURITIES FUND
                             Schedule of Investments
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
COMMON STOCKS:                                 83.4%

AUSTRALIA                                       1.5%
  Australia and New Zealand Bank Group Ltd.                                          18,400        $167,726
                                                                                                  ---------

BERMUDA                                         1.1%
  ACE, Ltd.                                                                           2,700         108,405
  Global Crossing Ltd. *                                                             13,900          11,676
                                                                                                  ---------

                                                                                                    120,081
                                                                                                  ---------

BRAZIL                                          1.6%
  Companhia de Bebidas das Americas, ADR                                              3,200          64,928
  Empresa Brasileira de Aeronautica S.A., ADR                                         4,500          99,585
  Telesp Celular Participacoes S.A., ADR                                              2,400          22,224
                                                                                                  ---------

                                                                                                    186,737
                                                                                                  ---------

CANADA                                          2.8%
  Alberta Energy Co., Ltd.                                                            1,300          49,124
  Bombardier, Inc. *                                                                 11,300         117,095
  Husky Energy, Inc.                                                                  8,400          86,886
  Manulife Financial Corp.                                                            2,500          65,314
                                                                                                  ---------

                                                                                                    318,419
                                                                                                  ---------

FINLAND                                         0.6%
  Nokia Oyj, ADR                                                                      2,900          71,137
                                                                                                  ---------

FRANCE                                          5.0%
  Axa                                                                                 1,930          40,321
  Essilor International SA                                                            1,000          30,221
  Sanofi-Synthelabo SA                                                                4,080         304,346
  Societe BIC SA                                                                      2,950         100,731
  Thomson Multimedia *                                                                1,500          46,065
  Valeo SA                                                                            1,300          51,843
                                                                                                  ---------

                                                                                                    573,527
                                                                                                  ---------

GERMANY                                         0.5%
  SAP AG                                                                                427          55,608
                                                                                                  ---------

HONG KONG                                       1.3%
  Hong Kong and China Gas Co., Ltd.                                                  19,000          23,392
  Television Broadcasts Ltd.                                                         29,216         126,639
                                                                                                  ---------

                                                                                                    150,031
                                                                                                  ---------

INDIA                                           0.4%
  ICICI Ltd., ADR                                                                     7,700          46,046
                                                                                                  ---------

IRELAND                                         1.1%
  Elan Corp. PLC, ADR *                                                               2,900         130,674
                                                                                                  ---------

ISRAEL                                          0.2%
  Check Point Software Technologies, Ltd. *                                             600          23,934
                                                                                                  ---------

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
JAPAN                                           5.5%
  Credit Saison Co., Ltd.                                                             3,300       $  64,232
  Eisai Co., Ltd.                                                                     2,000          49,767
  Hirose Electric Co., Ltd.                                                             700          47,714
  KDDI Corp.                                                                             21          39,272
  Keyence Corp.                                                                         200          33,265
  KONAMI Corp.                                                                        1,000          29,692
  Kyocera Corp.                                                                         600          39,157
  Nintendo Co., Ltd.                                                                  1,214         212,666
  Sharp Corp.                                                                         1,000          11,701
  Sony Corp.                                                                          1,400          64,010
  Toshiba Corp.                                                                       7,000          24,044
  Trend Micro, Inc.                                                                     500          11,831
                                                                                                  ---------

                                                                                                    627,351
                                                                                                  ---------
MEXICO                                          1.8%
  Fomento Economico Mexicano, S.A. de C.V.                                           16,300          55,188
  Grupo Modelo, S.A. de C.V.                                                         21,900          49,057
  Grupo Televisa S.A., GDR *                                                          2,250          97,155
                                                                                                  ---------

                                                                                                    201,400
                                                                                                  ---------
NETHERLANDS                                     2.3%
  QIAGEN N.V.                                                                         1,100          20,562
  Royal Dutch Petroleum Co.                                                           2,160         105,883
  United Pan-Europe Commmunications N.V. *                                           14,500           6,712
  Wolters Kluwer N.V.                                                                 5,793         132,010
                                                                                                  ---------

                                                                                                    265,167
                                                                                                  ---------
SINGAPORE                                       1.0%
  Singapore Press Holdings Ltd.                                                      10,100         119,242
                                                                                                  ---------
SOUTH KOREA                                     0.2%
  SK Telecom Co., Ltd., ADR                                                           1,300          28,106
                                                                                                  ---------
SPAIN                                           0.2%
  Amadeus Global Travel Distribution SA                                               4,700          27,110
                                                                                                  ---------
SWITZERLAND                                     1.2%
  Kudelski SA *                                                                         900          52,603
  Novartis AG                                                                         1,600          57,845
  STMicroelectronics N.V.                                                               800          25,336
                                                                                                  ---------

                                                                                                    135,784
                                                                                                  ---------
UNITED KINGDOM                                 16.4%
  Amersham PLC                                                                        3,000          28,981
  AstraZeneca PLC                                                                     1,100          49,543
  Bass PLC                                                                           11,300         111,710
  Boots Co. PLC                                                                      11,800         100,270
  BP PLC, ADR                                                                         2,700         125,577
  Cable & Wireless PLC                                                                7,500          36,036
  Cadbury Schweppes PLC                                                              32,500         206,948
  Diageo PLC                                                                          4,600          52,497
  Hanson PLC                                                                         16,550         114,046
  Hilton Group                                                                       15,400          47,240
  Oxford Glycoscience PLC *                                                           1,900          17,954
  P & O Princess Cruises PLC                                                         15,700          91,299
  Pearson PLC                                                                         3,300          37,949
  Reckitt Benckiser PLC                                                              24,300         353,273
  Reed International PLC                                                             12,500         103,583
  Rentokil Initial PLC                                                               55,100         221,088
  Royal Bank of Scotland PLC                                                          5,200         126,399
  Smith & Nephew PLC                                                                  4,550          27,451
  Telewest Communications PLC *                                                      32,200          29,024
  The Peninsular & Oriental Steam Navigation Co.                                        594           2,053
                                                                                                  ---------

                                                                                                  1,882,921
                                                                                                  ---------

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                               % Net                                                 Value
                                              Assets                                  Shares       (Note 2)
                                              ------                                  ------       --------
UNITED STATES                                  38.7%
  Affymetrix, Inc. *                                                                  1,300       $  49,075
  Altera Corp. *                                                                      1,200          25,464
  American Express Co.                                                                2,970         105,999
  American Home Products Corp.                                                        2,520         154,627
  Amgen, Inc. *                                                                       3,050         172,142
  AOL Time Warner, Inc. *                                                             3,600         115,560
  Applera Corp.- Applied Biosytems Group                                              1,000          39,270
  Applied Materials, Inc. *                                                             500          20,050
  Bank One Corp.                                                                      5,050         197,202
  Berkshire Hathaway, Inc., Class B *                                                    20          50,500
  Best Buy Co., Inc. *                                                                  800          59,584
  Business Objects S.A., ADR *                                                          600          20,280
  Cadence Design Systems, Inc. *                                                     23,500         515,120
  ChevronTexaco Corp.                                                                 1,320         118,285
  Circuit City Stores-Circuit Group                                                   3,700          96,015
  Citigroup                                                                           1,070          54,014
  Electronic Arts, Inc *                                                              4,600         275,770
  Fannie Mae                                                                          3,010         239,295
  Gilead Sciences, Inc. *                                                             1,690         111,067
  Hasbro, Inc.                                                                        2,200          35,706
  Human Genome Sciences, Inc. *                                                       1,150          38,778
  Intel Corp.                                                                         1,100          34,595
  International Business Machines Corp.                                               1,210         146,362
  International Flavours & Fragrances, Inc.                                           2,650          78,732
  International Game Technology *                                                       850          58,055
  Johnson & Johnson                                                                   3,417         201,945
  Laboratory Corporation of America Holdings *                                          340          27,489
  Lehman Brothers Holdings, Inc.                                                        800          53,440
  Liberty Media Corp., Class A *                                                      1,800          25,200
  MBNA Corp.                                                                            700          24,640
  Mentor Graphics Corp. *                                                             2,900          68,353
  National Semiconductor Corp. *                                                      5,900         181,661
  Novellus Systems, Inc. *                                                              500          19,725
  Oracle Corp. *                                                                      2,020          27,896
  Oxford Health Plans, Inc. *                                                         1,000          30,140
  Pfizer, Inc.                                                                        2,860         113,971
  Protein Design Labs, Inc. *                                                           300           9,879
  QUALCOMM, Inc. *                                                                      500          25,250
  Quest Diagnostics, Inc. *                                                             700          50,197
  Quintiles Transnational Corp. *                                                     6,300         101,304
  Raytheon Co.                                                                        1,700          55,199
  Riverstone Networks, Inc. *                                                         3,839          63,727
  Sanmina Corp. *                                                                     1,700          33,830
  Scientific-Atlanta, Inc.                                                            2,350          56,259
  Siebel Systems, Inc. *                                                                900          25,182
  Sirius Satellite Radio, Inc. *                                                      2,300          26,749
  Sybase, Inc. *                                                                      6,200          97,712
  Symantec Corp. *                                                                      300          19,899
  Synopsys, Inc. *                                                                    1,400          82,698
  Wachovia Corp.                                                                      3,400         106,624
  Xilinx, Inc. *                                                                        800          31,240
  XM Satellite Radio Holdings, Inc., Class A *                                        4,000          73,440
                                                                                                  ---------

                                                                                                  4,445,196
                                                                                                  ---------

TOTAL COMMON STOCKS
(COST: $9,845,376)                                                                                9,576,197
                                                                                                  ---------

PREFERRED STOCK:                                7.2%

BRAZIL                                          0.9%
  Tele Norte Leste Participacoes S.A.                                             6,825,000         107,818
                                                                                                  ---------

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

                                                % Net                                                Value
                                               Assets                                 Shares       (Note 2)
                                               ------                                 ------       --------
GERMANY                                         6.3%
  Fresenius AG                                                                        2,185        $177,577
  Porsche AG                                                                          1,067         405,465
  Wella AG                                                                            2,680         138,126
                                                                                                  ---------

                                                                                                    721,168
                                                                                                  ---------

TOTAL PREFERRED STOCK
(COST: $829,323)                                                                                    828,986
                                                                                                  ---------

                                                           Coupon      Maturity         Par
                                                            Rate         Date         Amount

CORPORATE NOTES AND BONDS:                      0.1%

UNITED KINGDOM                                  0.1%
  Telewest Communications PLC                              11.000%     10/01/07     $13,000           9,360
                                                                                                  ---------

TOTAL CORPORATE NOTES AND BONDS
(COST: $10,277)                                                                                       9,360
                                                                                                  ---------

CERTIFICATE OF DEPOSIT:                         3.2%

UNITED STATES                                   3.2%
  State Street Eurodollar                                                           371,517         371,517
                                                                                                  ---------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $371,517)                                                                                    371,517
                                                                                                  ---------

                                                                                      Shares
INVESTMENT COMPANY:                             4.5%

UNITED STATES                                   4.5%
  SSgA Prime Money Market Fund                                                      519,085         519,085
                                                                                                  ---------

TOTAL INVESTMENT COMPANY
(COST: $519,085)                                                                                    519,085
                                                                                                  ---------

TOTAL INVESTMENTS                              98.4%                                             11,305,145
(COST: $11,575,578**)
NET OTHER ASSETS AND LIABILITIES                1.6%                                                183,041
                                           ----------                                           -----------

TOTAL NET ASSETS  - 100.00%                   100.0%                                            $11,488,186
                                           ----------                                           -----------
                                           ----------                                           -----------

  *Non-income producing.

**At December 31, 2001, the cost of securities for federal tax purposes was $11,590,634. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation................................ $1,010,625
     Gross unrealized depreciation................................ (1,296,114)
                                                                    ---------

     Net unrealized depreciation..................................  ($285,489)
                                                                    ---------
                                                                    ---------
ADR   American Depository Receipt.
GDR   Global Depository Receipt.
PLC   Public Limited Company.

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                       Schedule of Investments (Continued)
                                December 31, 2001

OTHER INFORMATION:

Industry Categories as a Percentage of Net Assets:% of Net Assets
                                                  ---------------

  Basic Materials                                    0.9%
  Business Services                                  3.0%
  Capital Goods                                      7.3%
  Cash and Cash Equivalents
    and Other Assets and Liabilities                 9.3%
  Communications Services                            4.9%
  Consumer Cyclical                                  5.8%
  Consumer Staples                                  10.5%
  Energy                                             4.2%
  Financial                                         12.6%
  Health Care                                       17.3%
  Technology                                        20.5%
  Telecommunications                                 3.5%
  Transportation                                     0.2%
                                                  --------
                                                   100.0%
                                                  --------
                                                  --------

                                ULTRA SERIES FUND
                      Statements of Assets and Liabilities
                                December 31, 2001

                                    Money                              High                            Growth and          Capital
                                   Market            Bond             Income          Balanced           Income         Appreciation
Assets:                             Fund             Fund              Fund             Fund           Stock Fund        Stock Fund
                                    ----             ----              ----             ----           ----------        ----------
Investments in securities,
at value (note 2) - see
  accompanying schedule*       $178,229,123      $380,160,293      $17,086,460      $674,779,920    $1,029,240,591     $870,367,555

Cash                                     --                --           10,250                --                --               --

Foreign currency**                       --                --            2,624                --                --               --

Collateral held for securities
  on loan, at value                      --        52,533,738        3,347,290        46,951,496        18,565,712       35,981,522

Receivables
  Investment securities sold             --                --          155,332                --                --               --

  Fund shares sold                  447,264           471,438           39,328           942,335         1,168,981          685,417

  Dividends and interest            656,604         4,392,224          379,900         4,239,243         1,790,538          654,743
                               ------------      ------------     ------------      ------------     -------------      -----------

    Total assets                179,332,991       437,557,693       21,021,184       726,912,994     1,050,765,822      907,689,237
                               ------------      ------------     ------------      ------------     -------------      -----------

Liabilities:

Unrealized depreciation of
  forward currency contracts             --                --              190                --                --               --

Payable for investment
  securities purchased            5,000,000                --          165,582                --                --               --

Payable upon return of
  securities loaned                      --        52,533,738        3,347,290        46,951,496        18,565,712       35,981,522

 Accrued management fees             66,285           178,019           10,857           396,869           517,528          576,867

Accrued expenses and
  other payables                      6,064             9,309            1,399            16,903            27,728           19,687
                               ------------      ------------     ------------      ------------     -------------      -----------

    Total liabilities             5,072,349        52,721,066        3,525,318        47,365,268        19,110,968       36,578,076
                               ------------      ------------     ------------      ------------     -------------      -----------

Net assets applicable to
  outstanding capital stock    $174,260,642      $384,836,627      $17,495,866      $679,547,726    $1,031,654,854     $871,111,161
                               ------------      ------------     ------------      ------------     -------------      -----------
                               ------------      ------------     ------------      ------------     -------------      -----------

Represented by:

  Capital stock and additional
   paid-in capital
   (capital par value $.01)    $174,260,642      $388,002,866      $18,506,860      $629,155,600      $922,372,964     $815,427,457

  Accumulated undistributed (over-
   distributed) net investment income    --                --          (10,428)               --                --           51,228

  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions         --        (7,869,400)        (529,087)            9,569          (155,274)          55,611

  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)        --         4,703,161         (471,479)       50,382,557       109,437,164       55,576,865
                               ------------      ------------     ------------      ------------     -------------      -----------

Total net assets - representing
  net assets applicable to
  outstanding capital stock    $174,260,642      $384,836,627      $17,495,866      $679,547,726    $1,031,654,854     $871,111,161
                               ------------      ------------     ------------      ------------     -------------      -----------
                               ------------      ------------     ------------      ------------     -------------      -----------

Number of Class Z Shares
  issued and outstanding (note 6)174,260,642       37,740,796        1,858,685        36,883,389        35,909,046       42,085,393
                               ------------      ------------     ------------      ------------     -------------      -----------
                               ------------      ------------     ------------      ------------     -------------      -----------

Net asset value per share of
  outstanding capital stock
  (note 2)                            $1.00            $10.20            $9.41            $18.42            $28.73           $20.70
                               ------------      ------------     ------------      ------------     -------------      -----------
                               ------------      ------------     ------------      ------------     -------------      -----------

*Cost of Investments           $178,229,123      $375,457,132      $17,557,710      $624,397,363      $919,803,427     $814,790,690
                               ------------      ------------     ------------      ------------     -------------      -----------

**Cost of Foreign Currency$               --$               --          $2,665$               --$               --$               --
                               ------------      ------------     ------------      ------------     -------------      -----------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                Statements of Assets and Liabilities (Continued)
                                December 31, 2001

                                   Mid-Cap              Emerging            International            Global
                                    Stock                Growth                 Stock              Securities
Assets:                             Fund                  Fund                  Fund                  Fund
                                    ----                  ----                  ----                  ----
Investments in securities,
at value (note 2) - see
  accompanying schedule*      $105,225,866           $14,512,866           $18,848,925           $11,305,145

Cash                                16,568                 9,092                    --                    --

Foreign currency**                   9,704                    --               125,295               167,723

Collateral held for securities
  on loan, at value             17,879,339             3,411,308                    --             2,614,998

Receivables
  Investment securities sold       118,408                69,231                12,441                12,797

  Fund shares sold                 151,426                31,496                 8,477                 7,451

  Dividends and interest           123,181                 7,247                25,965                14,672
                               -----------           -----------           -----------          ------------

    Total assets               123,524,492            18,041,240            19,021,103            14,122,786
                               -----------           -----------           -----------          ------------

Liabilities:

Payable to custodian                    --                22,546                    --                    --

Payable for investment
  securities purchased             137,656               673,371                21,317                 8,449

Payable upon return of
  securities loaned             17,879,339             3,411,308                    --             2,614,998

Accrued management fees             86,163                 9,627                18,956                 9,084

Accrued expenses and
  other payables                     7,411                 1,414                 4,028                 2,069
                               -----------           -----------           -----------          ------------

    Total liabilities           18,110,569             4,118,266                44,301             2,634,600
                               -----------           -----------           -----------          ------------

Net assets applicable to
  outstanding capital stock   $105,413,923           $13,922,974           $18,976,802           $11,488,186
                               -----------           -----------           -----------          ------------
                               -----------           -----------           -----------          ------------

Represented by:

  Capital stock and additional
   paid-in capital
   (capital par value $.01)    $91,416,853           $18,557,819           $23,279,923           $12,614,274

  Accumulated undistributed (over-
   distributed) net investment income   --                  (441)              (18,056)                   --

  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions 1,945,259            (5,299,305)           (2,220,995)             (854,539)

  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)12,051,811              664,901            (2,064,070)             (271,549)
                               -----------           -----------           -----------          ------------

Total net assets - representing
  net assets applicable to
  outstanding capital stock   $105,413,923           $13,922,974           $18,976,802           $11,488,186
                               -----------           -----------           -----------          ------------
                               -----------           -----------           -----------          ------------

Number of Class Z Shares
  issued and outstanding (note 6)7,561,401             2,231,625             2,404,040             1,289,488
                               -----------           -----------           -----------          ------------
                               -----------           -----------           -----------          ------------

Net asset value per share of
  outstanding capital stock
  (note 2)                          $13.94                 $6.24                 $7.89                 $8.91
                               -----------           -----------           -----------          ------------
                               -----------           -----------           -----------          ------------

*Cost of Investments           $93,173,909           $13,847,350           $20,911,702           $11,575,578
                               -----------           -----------           -----------          ------------

**Cost of Foreign Currency          $9,753      $             --              $127,514              $168,950
                               -----------           -----------           -----------          ------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                            Statements of Operations
                          Year Ended December 31, 2001

                                  Money                              High                            Growth and         Capital
                                 Market            Bond             Income          Balanced           Income        Appreciation
                                  Fund             Fund              Fund             Fund           Stock Fund       Stock Fund
                                  ----             ----              ----             ----           ----------       ----------
Investment income (note 2):
  Interest income             $5,240,409       $21,795,088       $1,235,118       $20,102,166       $1,562,322        $1,265,884

  Dividend income                     --                --           30,700         4,598,228       15,965,828         6,542,218

  Less: Foreign taxes withheld        --                --               --           (29,656)        (115,868)          (20,268)

  Securities lending income           --            48,788            3,736            52,992           27,763            86,133
                              ----------       -----------     ------------      ------------     ------------       -----------

    Total income               5,240,409        21,843,876        1,269,554        24,723,730       17,440,045         7,873,967
                              ----------       -----------     ------------      ------------     ------------       -----------

Expenses (notes 2 and 5):

  Management fees                594,691         1,858,345          103,722         4,627,267        6,348,469         6,985,661

  Trustees' fees                   1,299             1,299            1,299             1,299            1,299             1,299

  Audit fees                       5,855             9,099            1,000            12,593           17,308            15,045
                              ----------       -----------     ------------      ------------     ------------       -----------

    Total expenses               601,845         1,868,743          106,021         4,641,159        6,367,076         7,002,005
                              ----------       -----------     ------------      ------------     ------------       -----------

Net investment income          4,638,564        19,975,133        1,163,533        20,082,571       11,072,969           871,962
                              ----------       -----------     ------------      ------------     ------------       -----------

Realized and unrealized gain (loss) on investments (note 2):

  Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related
   transactions                       --         7,399,509         (468,313)       10,488,964        8,813,414        64,777,643

  Net change in unrealized
   appreciation (depreciation)
   on investments (including
   net unrealized appreciation
   (depreciation) on foreign
   currency related transactions)     --        (1,468,370)        (332,266)      (51,872,126)    (146,866,190)     (152,768,509)
                              ----------       -----------     ------------      ------------     ------------       -----------

Net gain (loss) on investments        --         5,931,139         (800,579)      (41,383,162)    (138,052,776)      (87,990,866)
                              ----------       -----------     ------------      ------------     ------------       -----------

Net increase (decrease) in net
  assets resulting from operations$4,638,564   $25,906,272         $362,954      ($21,300,591)   ($126,979,807)     ($87,118,904)
                              ----------       -----------      -----------      ------------     ------------       -----------
                              ----------       -----------      -----------      ------------     ------------       -----------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      Statements of Operations (Continued)
                          Year Ended December 31, 2001

                                   Mid-Cap              Emerging            International            Global
                                    Stock                Growth                 Stock              Securities
                                    Fund                  Fund                  Fund                  Fund
Investment income (note 2):
  Interest income                 $103,227               $43,178               $33,884               $25,534

  Dividend income                1,051,091                41,219               388,496               128,524

  Less: Foreign taxes withheld          --                  (132)              (44,852)               (9,588)

  Securities lending income         16,527                 2,703                    --                 2,396
                               -----------           -----------           -----------           -----------

    Total income                 1,170,845                86,968               377,528               146,866
                               -----------           -----------           -----------           -----------

Expenses (notes 2 and 5):

  Management fees                  832,565                92,365               226,686                97,885

  Trustees' fees                     1,299                 1,299                 1,299                 1,299

  Audit fees                         7,201                 1,000                 2,000                 1,000
                               -----------           -----------           -----------           -----------

    Total expenses                 841,065                94,664               229,985               100,184
                               -----------           -----------           -----------           -----------

Net investment income              329,780                (7,696)              147,543                46,682
                               -----------           -----------           -----------           -----------

Realized and unrealized gain (loss) on investments (note 2):

  Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related
   transactions                  5,072,820            (4,476,495)           (2,168,784)             (776,040)

  Net change in unrealized
   appreciation (depreciation)
   on investments (including
   net unrealized appreciation
   (depreciation) on foreign
   currency related transactions)4,001,922               804,446            (1,859,786)             (330,020)
                               -----------           -----------           -----------           -----------

Net gain (loss) on investments   9,074,742            (3,672,049)           (4,028,570)           (1,106,060)
                               -----------           -----------           -----------           -----------

Net increase (decrease) in net
  assets resulting from operations$9,404,522         ($3,679,745)          ($3,881,027)          ($1,059,378)
                               -----------           -----------           -----------           -----------
                               -----------           -----------           -----------           -----------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       Statements of Changes in Net Assets
                             Year Ended December 31

                                             MONEY MARKET FUND                               BOND FUND
Operations:                               2001              2000                      2001              2000
           -------------------------------------------------------------------------------------------------
  Net investment income                $4,638,564       $4,975,801                $19,975,133      $19,356,204

  Net realized gain (loss) on
   investments                                 --               --                  7,399,509       (7,340,886)

  Net change in unrealized appreciation
   or depreciation on investments              --               --                 (1,468,370)      10,096,815
                                      -----------      -----------                -----------      -----------

   Change in net assets from
    operations                          4,638,564        4,975,801                 25,906,272       22,112,133
                                      -----------      -----------                -----------      -----------

Distributions to shareholders:

  From net investment income           (4,638,564)      (4,975,801)               (19,943,110)     (19,362,013)

  Return of capital                            --               --                 (7,540,000)              --
                                      -----------      -----------                -----------      -----------

   Change in net assets from
    distributions                      (4,638,564)      (4,975,801)               (27,483,110)     (19,362,013)
                                      -----------      -----------                -----------      -----------

Class Z Share transactions (note 6):

  Proceeds from sale of shares         98,602,702       60,038,923                 72,307,161       38,753,421

  Net asset value of shares issued in
   reinvestment of distributions        4,638,564        4,975,393                 27,483,110       19,362,013
                                      -----------      -----------                -----------      -----------

                                      103,241,266       65,014,316                 99,790,271       58,115,434

  Cost of shares repurchased          (22,340,019)     (54,300,896)               (13,026,385)     (11,701,201)
                                      -----------      -----------                -----------      -----------

   Change in net assets derived from
    capital share transactions         80,901,247       10,713,420                 86,763,886       46,414,233
                                      -----------      -----------                -----------      -----------

Increase in net assets                 80,901,247       10,713,420                 85,187,048       49,164,353

Net assets:

  Beginning of year                    93,359,395       82,645,975                299,649,579      250,485,226
                                      -----------      -----------                -----------      -----------

  End of year                        $174,260,642      $93,359,395               $384,836,627     $299,649,579
                                      -----------      -----------                -----------      -----------
                                      -----------      -----------                -----------      -----------

Undistributed net investment
  income included in net assets$               -- $             --         $               --         $217,330
                                      -----------      -----------                -----------      -----------
                                      -----------      -----------                -----------      -----------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                             Year Ended December 31

                                             HIGH INCOME FUND                              BALANCED FUND
Operations:                               2001              2000*                     2001              2000
           -------------------------------------------------------------------------------------------------
  Net investment income                $1,163,533         $141,807                $20,082,571      $20,896,178

  Net realized gain (loss) on
   investments                           (468,313)            (517)                10,488,964       17,327,284

  Net change in unrealized
   depreciation on investments           (332,266)        (139,213)               (51,872,126)     (14,630,275)
                                      -----------      -----------              -------------    -------------

   Change in net assets from
    operations                            362,954            2,077                (21,300,591)      23,593,187
                                      -----------      -----------              -------------    -------------

Distributions to shareholders:

  From net investment income           (1,235,469)        (140,556)               (20,072,820)     (21,000,220)

  From realized gains on investments           --               --                (27,711,688)      (3,416,124)
                                      -----------      -----------              -------------    -------------

   Change in net assets from
    distributions                      (1,235,469)        (140,556)               (47,784,508)     (24,416,344)
                                      -----------      -----------              -------------    -------------

Class Z Share transactions (note 6):

  Proceeds from sale of shares          7,001,857       10,383,803                 52,905,745       59,827,739

  Net asset value of shares issued in
   reinvestment of distributions        1,235,469          140,556                 47,784,508       24,416,344
                                      -----------      -----------              -------------    -------------

                                        8,237,326       10,524,359                100,690,253       84,244,083

  Cost of shares repurchased             (242,228)         (12,597)               (20,421,835)     (18,192,216)
                                      -----------      -----------              -------------    -------------

   Change in net assets derived from
    capital share transactions          7,995,098       10,511,762                 80,268,418       66,051,867
                                      -----------      -----------              -------------    -------------

Increase in net assets                  7,122,583       10,373,283                 11,183,319       65,228,710

Net assets:

  Beginning of year                    10,373,283               --                668,364,407      603,135,697
                                      -----------      -----------              -------------    -------------

  End of year                         $17,495,866      $10,373,283               $679,547,726     $668,364,407
                                      -----------      -----------              -------------    -------------
                                      -----------      -----------              -------------    -------------

Undistributed net investment
  income included in net assets          ($10,428)          $1,251         $               --         $180,854
                                      -----------      -----------              -------------    -------------
                                      -----------      -----------              -------------    -------------

*Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                             Year Ended December 31

                                             GROWTH AND INCOME                         CAPITAL APPRECIATION
                                                STOCK FUND                                  STOCK FUND
Operations:                               2001              2000                      2001              2000
           -------------------------------------------------------------------------------------------------
  Net investment income               $11,072,969      $11,290,790                   $871,962    $     705,092

  Net realized gain on
   investments                          8,813,414       19,052,256                 64,777,643       58,423,968

  Net change in unrealized
   depreciation on investments       (146,866,190)     (21,959,986)              (152,768,509)     (23,591,618)
                                    -------------    -------------               ------------     ------------

   Change in net assets from
    operations                       (126,979,807)       8,383,060                (87,118,904)      35,537,442
                                    -------------    -------------               ------------     ------------

Distributions to shareholders:

  From net investment income          (11,155,770)     (11,404,836)                  (879,381)        (706,275)

  From relized gains on investments   (27,651,427)      (4,123,478)              (123,153,968)      (9,194,838)

  Return of capital                      (181,095)              --                         --               --
                                    -------------    -------------               ------------     ------------

   Change in net assets from
    distributions                     (38,988,292)     (15,528,314)              (124,033,349)      (9,901,113)
                                    -------------    -------------               ------------     ------------

Class Z Share transactions (note 6):

  Proceeds from sale of shares         41,311,481       76,940,918                 51,760,280       85,683,103

  Net asset value of shares issued in
   reinvestment of distributions       38,988,292       15,528,314                124,033,349        9,901,113
                                    -------------    -------------               ------------     ------------

                                       80,299,773       92,469,232                175,793,629       95,584,216

  Cost of shares repurchased          (49,310,668)     (17,020,226)               (18,429,384)     (35,455,171)
                                    -------------    -------------               ------------     ------------

   Change in net assets derived from
    capital share transactions         30,989,105       75,449,006                157,364,245       60,129,045
                                    -------------    -------------               ------------     ------------

Increase (decrease) in net assets    (134,978,994)      68,303,752                (53,788,008)      85,765,374

Net assets:

  Beginning of year                 1,166,633,848    1,098,330,096                924,899,169      839,133,795
                                    -------------    -------------               ------------     ------------

  End of year                      $1,031,654,854   $1,166,633,848               $871,111,161     $924,899,169
                                    -------------    -------------               ------------     ------------
                                    -------------    -------------               ------------     ------------

Undistributed net investment
  income included in net assets$                  --       $74,387                    $51,228          $66,615
                                    -------------    -------------               ------------     ------------
                                    -------------    -------------               ------------     ------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                             Year Ended December 31

                                            MID-CAP STOCK FUND                         EMERGING GROWTH FUND
Operations:                               2001              2000                      2001              2000*
           --------------------------------------------------------------------------------------------------
  Net investment income (loss)           $329,780      $   103,300                    ($7,696)      $    8,365

  Net realized gain (loss) on
   investments                          5,072,820        4,085,223                 (4,476,495)        (823,186)

  Net change in unrealized appreciation
   or depreciation on investments       4,001,922        5,697,011                    804,446         (139,545)
                                      -----------      -----------                -----------      -----------

   Change in net assets from
    operations                          9,404,522        9,885,534                 (3,679,745)        (954,366)
                                      -----------      -----------                -----------      -----------

Distributions to shareholders:

  From net investment income             (787,130)         (96,979)                      (260)          (8,307)

  From realized gains on investments   (6,769,585)         (25,758)                        --               --

  Return of capital                            --               --                     (9,955)              --
                                      -----------      -----------                -----------      -----------

   Change in net assets from
    distributions                      (7,556,715)        (122,737)                   (10,215)          (8,307)
                                      -----------      -----------                -----------      -----------

Class Z Share transactions (note 6):

  Proceeds from sale of shares         33,061,606       32,469,107                  7,925,015       10,851,005

  Net asset value of shares issued in
   reinvestment of distributions        7,556,715          122,737                     10,215            8,307
                                      -----------      -----------                -----------      -----------

                                       40,618,321       32,591,844                  7,935,230       10,859,312

  Cost of shares repurchased           (1,789,194)      (4,097,080)                  (218,921)             (14)
                                      -----------      -----------                -----------      -----------

   Change in net assets derived from
    capital share transactions         38,829,127       28,494,764                  7,716,309       10,859,298
                                      -----------      -----------                -----------      -----------

Increase in net assets                 40,676,934       38,257,561                  4,026,349        9,896,625

Net assets:

  Beginning of year                    64,736,989       26,479,428                  9,896,625               --
                                      -----------      -----------                -----------      -----------

  End of year                        $105,413,923      $64,736,989                $13,922,974       $9,896,625
                                      -----------      -----------                -----------      -----------
                                      -----------      -----------                -----------      -----------

Undistributed net investment
  income included in net assets $              --          $10,800                      ($441)            $260
                                      -----------      -----------                -----------      -----------
                                      -----------      -----------                -----------      -----------

*Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 Statements of Changes in Net Assets (Continued)
                             Year Ended December 31

                                               INTERNATIONAL                                  GLOBAL
                                                STOCK FUND                                SECURITIES FUND
Operations:                               2001              2000*                     2001              2000*
           --------------------------------------------------------------------------------------------------
  Net investment income                  $147,543        $  17,430                    $46,682        $  25,624

  Net realized loss on
   investments                         (2,168,784)        (324,824)                  (776,040)         (97,539)

  Net change in unrealized appreciation
   or depreciation on investments      (1,859,786)        (204,284)                  (330,020)          58,471
                                       ----------       ----------                 ----------       ----------

   Change in net assets from
    operations                         (3,881,027)        (511,678)                (1,059,378)         (13,444)
                                       ----------       ----------                 ----------       ----------

Distributions to shareholders:

  From net investment income              (16,136)         (17,335)                   (27,771)         (25,496)

  Return of capital                       (93,071)              --                     (3,239)              --
                                       ----------       ----------                 ----------       ----------

   Change in net assets from
    Distributions                        (109,207)         (17,335)                   (31,010)         (25,496)
                                       ----------       ----------                 ----------       ----------

Class Z Share transactions (note 6):

  Proceeds from sale of shares          3,052,865       20,339,521                  2,484,562       10,129,163

  Net asset value of shares issued in
   reinvestment of distributions          109,207           17,335                     31,010           25,496
                                       ----------       ----------                 ----------       ----------

                                        3,162,072       20,356,856                  2,515,572       10,154,659

  Cost of shares repurchased              (22,836)             (43)                   (52,717)              --
                                       ----------       ----------                 ----------       ----------

   Change in net assets derived from
    capital share transactions          3,139,236       20,356,813                  2,462,855       10,154,659
                                       ----------       ----------                 ----------       ----------

Increase (decrease) in net assets        (850,998)      19,827,800                  1,372,467       10,115,719

Net assets:

  Beginning of year                    19,827,800               --                 10,115,719               --
                                       ----------       ----------                 ----------       ----------

  End of year                         $18,976,802      $19,827,800                $11,488,186      $10,115,719
                                       ----------       ----------                 ----------       ----------
                                       ----------       ----------                 ----------       ----------

Overdistributed net investment
  income included in net assets          ($18,056)       ($228,197)          $             --         ($14,198)
                                       ----------       ----------                 ----------       ----------
                                       ----------       ----------                 ----------       ----------

*Commenced operations October 31, 2000.

See accompanying notes to financial statements.

                                MONEY MARKET FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ----------------------------------------------------------------------------

Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.04              0.06             0.05              0.05             0.05
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.04)            (0.06)           (0.05)            (0.05)           (0.05)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                    3.79%             5.86%            4.69%             5.00%             5.01%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $174,261           $93,359          $82,646           $56,416           $41,170

Ratio of Expenses to Average Net Assets***        0.46%             0.46%            0.45%             0.45%             0.50%

Ratio of Net Investment Income to Average
  Net Assets                                      3.51%             5.88%            4.72%             4.99%             5.05%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

The "seven-day current" yield on December 31, 2001, was 1.80% (unaudited) and the "effective" yield was 1.81% (unaudited).

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51% for 1997.

See accompanying notes to financial statements.

                                    BOND FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $10.15            $10.05           $10.57            $10.54           $10.33
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.62              0.71             0.62              0.63             0.54

   Net Realized and Unrealized Gain (Loss)         0.23              0.08            (0.54)             0.02             0.20
                                                ------------------------------------------------------------------------------

  Total from Investment Operations                 0.85              0.79             0.08              0.65             0.74
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.59)            (0.69)           (0.60)            (0.62)           (0.51)

   Distributions from Net Realized Gains           --                --               --                --              (0.02)

   Return of Capital                              (0.21)             --               --                --               --
                                                ------------------------------------------------------------------------------

  Total Distributions                             (0.80)            (0.69)           (0.60)            (0.62)           (0.53)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.20            $10.15           $10.05            $10.57           $10.54
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                    8.32%             8.11%            0.73%             6.18%             7.45%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $384,837          $299,650         $250,485          $228,281          $188,840

Ratio of Expenses to Average Net Assets***         0.55%             0.55%             0.55%            0.55%             0.56%

Ratio of Net Investment Income to Average
  Net Assets                                       5.91%             6.98%             5.92%            5.94%             6.50%

Portfolio Turnover Rate                          112.40%           462.98%           713.52%          142.98%            30.71%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57% for 1997.

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           2000(1)
                                                  ----------------------------

Net Asset Value, Beginning of Period                  $9.86           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.84             0.14

  Net Realized and Unrealized Loss                    (0.51)           (0.14)
                                                     ------           ------

 Total from Investment Operations                      0.33               --
                                                  ----------------------------

 Distributions

  Distributions from Net Investment Income            (0.78)           (0.14)

  Distributions from Net Realized Gains                  --               --
                                                     ------           ------

 Total Distributions                                  (0.78)           (0.14)
                                                  ----------------------------

Net Asset Value, End of Period                        $9.41            $9.86
                                                  ----------------------------
                                                  ----------------------------

Total Return**                                         3.45%          (0.03%)***
                                                  ----------------------------
                                                  ----------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $17,496          $10,373

Ratio of Expenses to Average Net Assets                0.77%           0.81%****

Ratio of Net Investment Income to Average
 Net Assets                                            8.41%           8.48%****

Portfolio Turnover Rate                               33.70%            6.78%

                                                  ----------------------------
                                                  ----------------------------

1Commenced operations October 31, 2000.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

See accompanying notes to financial statements.

                                  BALANCED FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $20.45            $20.44           $18.74            $17.02           $15.29
                                                ------------------------------------------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.58              0.68             0.56              0.57             0.62

   Net Realized and Unrealized Gain (Loss)        (1.23)             0.11             2.14              1.72             1.93
                                                ------------------------------------------------------------------------------

  Total from Investment Operations                (0.65)             0.79             2.70              2.29             2.55
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.57)            (0.67)           (0.53)            (0.57)           (0.63)

   Distributions from Net Realized Gains          (0.81)            (0.11)           (0.47)             --              (0.19)
                                                ------------------------------------------------------------------------------

  Total Distributions                             (1.38)            (0.78)           (1.00)            (0.57)           (0.82)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $18.42            $20.45           $20.44            $18.74           $17.02
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                  (3.07%)             3.86%           14.49%            13.40%            16.87%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $679,548          $668,364         $603,136          $449,992          $309,804

Ratio of Expenses to Average Net Assets***         0.70%             0.70%            0.70%             0.70%            0.68%

Ratio of Net Investment Income to Average
  Net Assets                                       3.04%             3.27%            2.83%             3.20%            3.81%

Portfolio Turnover Rate                           51.80%           193.97%          269.00%            78.71%           21.15%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69% for 1997.

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $33.41            $33.58           $30.56            $27.20           $21.32
                                                ------------------------------------------------------------------------------

Income from Investment Operations

Net Investment Income*                             0.31              0.33             0.34              0.34             0.31

Net Realized and Unrealized Gain (Loss)           (3.88)            (0.05)            5.12              4.52             6.36
                                                ------------------------------------------------------------------------------

Total from Investment Operations                  (3.57)             0.28             5.46              4.86             6.67
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.31)            (0.33)           (0.32)            (0.34)           (0.32)

   Distributions from Net Realized Gains          (0.79)            (0.12)           (2.12)            (1.16)           (0.47)

   Return of Capital                              (0.01)             --               --                --               --
                                                ------------------------------------------------------------------------------

  Total Distributions                             (1.11)            (0.45)           (2.44)            (1.50)           (0.79)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $28.73            $33.41           $33.58            $30.56           $27.20
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                 (10.71%)             0.82%           17.95%            17.92%            31.42%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)     $1,031,655        $1,166,634       $1,098,330          $833,174          $590,135

Ratio of Expenses to Average Net Assets***         0.60%             0.60%            0.60%             0.60%            0.61%

Ratio of Net Investment Income to Average
  Net Assets                                       1.05%             0.98%            0.99%             1.17%            1.39%

Portfolio Turnover Rate                           20.76%            21.08%           20.13%            17.69%           20.39%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  ** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61% for 1997.

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period):  2001              2000             1999              1998             1997
                                                ------------------------------------------------------------------------------

Net Asset Value, Beginning of Period             $26.39            $25.59           $22.19            $18.85           $14.60
                                                ------------------------------------------------------------------------------
  Income from Investment Operations

   Net Investment Income*                          0.02              0.02             0.02              0.06             0.07

   Net Realized and Unrealized Gain (Loss)        (2.37)             1.08             5.55              3.87             4.52
                                                 ------            ------           ------            ------            ------

  Total from Investment Operations                (2.35)             1.10             5.57              3.93             4.59
                                                ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.02)            (0.02)           (0.02)            (0.06)           (0.07)

   Distributions from Net Realized Gains          (3.32)            (0.28)           (2.15)            (0.53)           (0.27)
                                                ------------------------------------------------------------------------------

  Total Distributions                             (3.34)            (0.30)           (2.17)            (0.59)           (0.34)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $20.70            $26.39           $25.59            $22.19            $18.85
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Total Return**                                  (9.11%)             4.28%           25.19%            20.90%            31.57%
                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)       $871,111          $924,899         $839,134          $630,373          $456,194

Ratio of Expenses to Average Net Assets***         0.80%             0.80%            0.80%             0.80%            0.82%

Ratio of Net Investment Income to Average
  Net Assets                                       0.10%             0.08%            0.10%             0.31%            0.70%

Portfolio Turnover Rate                           27.59%            26.77%           38.38%            18.67%           17.06%

                                                ------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------

    *Based on average shares outstanding during year.

  **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

*** During the periods shown, prior to May 1, 1997, CUNA Mutual Life Insurance
    Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83% for 1997.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)   2001              2000             19991
                                               -------------------------------------------

Net Asset Value, Beginning of Period             $13.77            $11.15           $10.00
                                               -------------------------------------------

  Income from Investment Operations

   Net Investment Income*                          0.05              0.03             0.03

   Net Realized and Unrealized Gain                1.39              2.62             1.34
                                               -------------------------------------------

  Total from Investment Operations                 1.44              2.65             1.37
                                               -------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.11)            (0.02)           (0.02)

   Distributions from Net Realized Gains          (1.16)            (0.01)           (0.20)
                                               -------------------------------------------

  Total Distributions                             (1.27)            (0.03)           (0.22)
                                               -------------------------------------------

Net Asset Value, End of Period                   $13.94            $13.77           $11.15
                                               -------------------------------------------
                                               -------------------------------------------

Total Return**                                    11.16%            23.85%           13.68%***
                                               -------------------------------------------
                                               -------------------------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $105,414           $64,737           $26,479

Ratio of Expenses to Average Net Assets            1.01%             1.01%            1.00%****

Ratio of Net Investment Income to Average
  Net Assets                                       0.40%             0.24%            0.39%****

Portfolio Turnover Rate                           41.94%            51.27%           35.55%

                                               -------------------------------------------
                                               -------------------------------------------

1Commenced operations May 1, 1999.

      *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

  ***Not annualized.

 ****Annualized.

See accompanying notes to financial statements.

                              EMERGING GROWTH FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           2000(1)
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.04           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income (Loss)*                       (0.00)2           0.01

  Net Realized and Unrealized Loss                    (2.79)           (0.96)
                                                     ------           ------

 Total from Investment Operations                     (2.79)           (0.95)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.00)2          (0.01)

  Return of Capital                                   (0.01)              --
                                                     ------           ------

 Total Distributions                                  (0.01)           (0.01)
                                                     -------------------------

Net Asset Value, End of Period                        $6.24            $9.04
                                                     -------------------------
                                                     -------------------------

Total Return**                                       (30.89%)         (9.52%)***
                                                     -------------------------
                                                     -------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $13,923           $9,897

Ratio of Expenses to Average Net Assets                0.87%           0.91%****

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                   (0.07%)          0.52%****

Portfolio Turnover Rate                              203.95%           46.57%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

2Amount represents less than $(0.005) per share.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           20001
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.73           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.07             0.01

  Net Realized and Unrealized Loss                    (1.86)           (0.27)
                                                     ------           ------

 Total from Investment Operations                     (1.79)           (0.26)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.01)           (0.01)

  Return of Capital                                   (0.04)              --
                                                     ------           ------

 Total Distributions                                  (0.05)           (0.01)
                                                     -------------------------

Net Asset Value, End of Period                        $7.89            $9.73
                                                     -------------------------
                                                     -------------------------

Total Return**                                       (18.46%)         (2.58%)***
                                                     -------------------------
                                                     -------------------------

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $18,977          $19,828

Ratio of Expenses to Average Net Assets                1.22%           1.26%****

Ratio of Net Investment Income to Average
 Net Assets                                            0.78%           0.54%****

Portfolio Turnover Rate                               46.73%            3.33%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                              Financial Highlights
                             Year Ended December 31

(For a share outstanding throughout the period)        2001           20001
                                                     -------------------------

Net Asset Value, Beginning of Period                  $9.96           $10.00
                                                     ------           ------

 Income from Investment Operations

  Net Investment Income*                               0.04             0.03

  Net Realized and Unrealized Loss                    (1.06)           (0.04)
                                                     ------           ------

 Total from Investment Operations                     (1.02)           (0.01)
                                                     -------------------------

 Distributions

  Distributions from Net Investment Income            (0.03)           (0.03)

  Return of Capital                                   (0.00)2             --
                                                     ------           ------

 Total Distributions                                  (0.03)           (0.03)
                                                     -------------------------

Net Asset Value, End of Period                        $8.91            $9.96
                                                     -------------------------
                                                     -------------------------
Total Return**                                       (10.32%)         (0.17%)***
                                                     -------------------------
                                                     -------------------------
Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)            $11,488          $10,116

Ratio of Expenses to Average Net Assets                0.97%           1.01%****

Ratio of Net Investment Income to Average
 Net Assets                                            0.45%           1.57%****

Portfolio Turnover Rate                               37.66%            3.18%
                                                     -------------------------
                                                     -------------------------

1Commenced operations October 31, 2000.

2Amount represents less than $(0.005) per share.

     *Based on average shares outstanding during period.

    **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

   ***Not annualized.

  ****Annualized.

See accompanying notes to financial statements.

                          Notes to Financial Statements

(1) Description of the Fund

    The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with ten investment portfolios (the "funds"), each with different investment objectives and policies and each having available two separate classes of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

    Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 5); each class will have exclusive voting rights with respect to matters that affect just that class; and each class will bear a different name or designation. All income earned and expenses incurred by the funds are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of December 31, 2001, no Class C Shares have been issued.

(2) Significant Accounting Policies

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

    (a) Portfolio Valuation

        Securities and other investments are valued as follows: 1) equity securities listed on any U.S. or foreign stock exchange or the ("NASDAQ") are valued at the last sale price on the valuation day; if no sale occurs, equity securities are appraised at their fair values; 2) over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day, if no sale occurs, equity securities are appraised at their fair values; 3) debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of evaluated bid price by a pricing service selected by the Fund or on the basis of dealer-supplied quotations; 4) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; 5) over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies; 6) forward foreign currency exchange contracts are valued based upon quotations supplied by dealers in such contracts. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate. All other securities are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

    (b) Security Transactions and Investment Income

        Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date.

    (c) Expenses

        Expenses that are directly related to one fund are charged directly to that fund. Generally, other operating expenses of the funds are prorated to the funds on the basis of relative net assets.

    (d) Repurchase Agreements

        Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

    (e) Foreign Currency Transactions

        The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

        (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

        The High Income, Mid-Cap Stock, Emerging Growth, International Stock and Global Securities Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

        The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

    (f) Forward Foreign Currency Exchange Contracts

        The High Income, Emerging Growth, International Stock and Global Securities Funds may each purchase or sell forward foreign currency contracts for defensive or hedging purposes when the fund's Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value. The funds realize a gain or a loss at the time the forward contracts are closed out or are offset by a matching contract.

    (g) Futures Contracts

        The funds (other than the Money Market Fund) may purchase and sell futures contracts and purchase and write options on futures contracts. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized gains or losses until the contract is closed out, at which time the gains or losses are realized.

    (h) Reclassification Adjustments

        Paid-in capital, accumulated undistributed net investment income, and accumulated net realized gain (loss) on investments have been adjusted in the Statement of Assets and Liabilities for permanent book-tax differences for all funds.

    (i) Share Valuation and Dividends to Shareholders

        The net asset value of the shares of each fund is determined daily based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory, trustee, audit and distribution fees (note 5), are accrued daily and reduce the net asset value per share.

        Dividends on the Money Market Fund are declared and reinvested daily in additional full and fractional shares. Dividends from the Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund are declared and reinvested quarterly in additional full and fractional shares of the respective funds. Distributions of net realized capital gains of these funds, if any, will be declared and reinvested at least annually.

        The funds use the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Other investment security transactions are accounted for on a trade date basis. Distributions to shareholders are recorded on the ex-dividend date. Investment income is recorded on the accrual basis. All discounts/premiums are accreted/amortized for financial reporting purposes (See "Change in Accounting Principles" note 3).


    (j) Federal Income Taxes

        Each fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is recorded.

        The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences primarily relate to investments in foreign denominated investments, futures and premium on debt securities.

        Distributions to Shareholders

        The tax character of distributions paid during the year ended December 31, 2001 was as follows:

                              Ordinary         Long-Term         Return of
                               Income         Capital Gains       Capital

Money Market               $  4,638,564       $        --        $      --
Bond                         19,943,110                --        7,540,000
High Income                   1,235,469                --               --
Balanced                     23,960,784        23,823,724               --
Growth and Income Stock      14,137,115        24,670,082          181,095
Capital Appreciation Stock   16,388,725       107,644,624               --
Mid-Cap Stock                 4,720,181         2,836,534               --
Emerging Growth                     260                --            9,955
International Stock              16,136                --           93,071
Global Securities                27,771                --            3,239

        Amounts distributable at December 31, 2001, on a tax basis were as follows:

                                  Ordinary Income       Long-Term Capital Gains

    Money Market                   $    --                    $    --
    Bond                                --                         --
    High Income                      6,982                         --
    Balanced                            --                     11,099
    Growth and Income Stock             --                         --
    Capital Appreciation Stock      51,228                    220,041
    Mid-Cap Stock                  953,941                    990,383
    Emerging Growth                     --                         --
    International Stock                 --                         --
    Global Securities                   --                         --

        After October 31, 2001 the following funds had capital and currency losses in the respective amounts: High Income Fund $12,979 and $0, Emerging Growth Fund $0 and $442, International Stock Fund $650,031 and $10,052 and Global Securities Fund $23,241 and $0. For income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

        At December 31, 2001 the Bond Fund had capital loss carryovers of $241,434 and $7,577,224 expiring in 2007 and 2008, respectively. The High Income Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund had capital loss carryovers, expiring in 2009, of $454,251, $4,229,031, $1,565,839 and $816,242, respectively. The carryovers will expire as stated above unless they are offset by subsequent capital gains. To the extent the above mentioned funds realize future capital gains, taxable distributions will be reduced by any unused capital loss carryover.

(3) Change in Accounting Principles

    In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements for fiscal years beginning December 15, 2000 and requires that investment companies to amortize premiums and discounts on fixed income securities. Prior to the adoption of the provisions of the Guide, the Bond Fund and the Balanced Fund used the straight line method to amortize discount and premium.

    Effective January 1, 2001, the Bond Fund and the Balanced Fund have adopted the provision of the Guide. The effect of adopting and applying the provisions of the Guide has not resulted in adjustments to the funds' net assets reported in the financial statements. Rather, the cumulative effect of the change has been reflected as an adjustment to the amount of amortized cost of debt securities held as of the beginning of the year based on retroactive computation of premium and discount from the initial acquisition date of each security. The effect of the change for the current year on net investment income, net realized and unrealized gains and losses have been reflected in the financial statements.

    For the year ended December 31, 2001, the cumulative effect of these changes for the beginning of the year-ended December 31, 2001 and the effect on the current year are as follows:

                   Cumulative Effect   Effect on Current   Effect on Current   Effect on Current
                     of Change to          Year Net        Year Net Realized   Year Unrealized
                  Cost of Investments  Investment Income      Gain (Loss)         Gain (Loss)
                  -------------------  -----------------      -----------         -----------
    Bond               $ 5,443             $(7,594)            $ 2,181            $  5,413
    Balanced             5,453              32,891             (11,615)            (21,276)

(4) Purchase and Sales of Investment Securities

    The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term) for each fund during the period ended December 31, 2001, were as follows:

                                  U.S. Government Securities             Other Investment Securities
                                   Purchases         Sales                Purchases         Sales
    Bond                        $278,499,899     $285,961,297          $175,122,144     $87,131,763
    High Income                           --               --            10,809,218       3,987,331
    Balanced                     172,886,778      225,112,413           230,125,794     112,525,033
    Growth and Income Stock               --               --           214,748,776     222,917,969
    Capital Appreciation Stock            --               --           286,098,088     234,841,557
    Mid-Cap Stock                         --               --            64,322,251      34,220,580
    Emerging Growth                       --               --            28,725,173      20,880,900
    International Stock                   --               --            11,596,646       8,553,357
    Global Securities                     --               --             6,123,766       3,618,697

(5) Transactions with Affiliates

    Fees and Expenses

    The Fund has entered into an investment advisory agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"), an affiliated company. The fees under the agreement, paid monthly, are calculated as a percentage of the average daily net assets for each fund at the following annual rates:

    Money Market                          0.45%
    Bond                                  0.55%
    High Income                           0.75%
    Balanced                              0.70%
    Growth and Income Stock               0.60%
    Capital Appreciation Stock            0.80%
    Mid-Cap Stock                         1.00%
    Emerging Growth                       0.85%
    International Stock                   1.20%
    Global Securities                     0.95%

    Under this unified fee structure, the Investment Adviser is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs and accounting and legal fees as indicated in the investment advisory agreement.

    The Investment Adviser has entered into Subadviser Agreements for the management of the investments in the Mid-Cap Stock Fund, Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund. The Investment Adviser is solely responsible for the payment of all fees to the Subadviser. The Subadviser for the Mid-Cap Stock Fund is Wellington Management Company, LLP. The Subadviser for the Emerging Growth Fund and High Income Fund is Massachusetts Financial Services. The Subadviser for the International Stock Fund is Lazard Asset Management. The Subadviser for the Global Securities Fund is Oppenheimer Funds, Inc.

    In addition to the unified investment advisory fee and Subadviser Agreements, each fund also pays certain expenses including trustees fees, brokerage commissions, interest expense, audit fees and other extraordinary expenses.

    Certain officers and trustees of the Fund are also officers of CUNA Mutual Life Insurance Company or MEMBERS Capital Advisors, Inc. During the period ended December 31, 2001, the Fund made no direct payments to its officers and paid trustees' fees of approximately $12,990 to its unaffiliated trustees.

    Distribution Plan

    All shares are distributed through CUNA Brokerage Services, Inc. ("CBSI"), an affiliated company, or other registered broker-dealers authorized by CBSI. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.

(6) Share Activity

    Transactions in Class Z Shares of each fund for the years ended December 31, 2001 and 2000, were as follows:

                                     Money                          High                      Growth and      Capital
                                     Market          Bond          Income       Balanced     Income Stock  Appreciation
                                     Fund            Fund           Fund*         Fund           Fund       Stock Fund
                                     ----            ----           -----         ----           ----       ----------

    Shares outstanding at
         December 31, 1999        82,645,975      24,923,230             --     29,509,549     32,710,130     32,791,492
                                  ----------       ---------      ---------      ---------     ---------       ---------

    Shares sold                   60,038,923       3,834,672      1,038,901      2,880,460      2,257,894      3,262,738
    Reinvestment dividend shares   4,975,393       1,909,223         14,269      1,172,004        446,798        367,118
    Shares repurchased           (54,300,896)     (1,154,984)        (1,289)      (877,905)      (498,403)    (1,378,448)
                                  ----------       ---------      ---------      ---------     ---------       ---------

    Shares outstanding at
         December 31, 2000        93,359,395      29,512,141      1,051,881     32,684,108     34,916,419     35,042,900
                                  ----------       ---------      ---------      ---------      ---------      ---------

    Shares sold                   98,602,702       6,816,357        698,525      2,742,849      1,360,244      2,197,769
    Reinvestment dividend shares   4,638,564       2,653,296        129,959      2,556,555      1,337,682      5,693,982
    Shares repurchased           (22,340,019)     (1,240,998)       (21,680)    (1,100,123)    (1,705,299)      (849,258)
                                  ----------       ---------      ---------      ---------      ---------      ---------

    Shares outstanding at
         December 31, 2001       174,260,642      37,740,796      1,858,685     36,883,389     35,909,046     42,085,393
                                  ----------       ---------      ---------      ---------      ---------      ---------
                                  ----------       ---------      ---------      ---------      ---------      ---------

                                     Mid-Cap      Emerging     International      Global
                                      Stock         Growth          Stock       Securities
                                      Fund          Fund*          Fund*           Fund*
                                      ----          -----          -----           -----

    Shares outstanding at
         December 31, 1999         2,375,783              --             --             --
                                    --------       ---------      ---------      ---------

    Shares sold                     2,643,175      1,093,811      2,035,397      1,013,285
    Reinvestment dividend shares       9,442             905          1,793          2,556
    Shares repurchased              (327,296)             (1)            (4)            --
                                    --------       ---------      ---------      ---------

    Shares outstanding at
         December 31, 2000         4,701,104       1,094,715      2,037,186      1,015,841
                                   ---------       ---------      ---------      ---------

    Shares sold                    2,429,248       1,169,710        356,367        276,073
    Reinvestment dividend shares     567,792           1,379         13,290          3,651
    Shares repurchased              (136,743)        (34,179)        (2,803)        (6,077)
                                   ---------       ---------      ---------      ---------

    Shares outstanding at
         December 31, 2001         7,561,401       2,231,625      2,404,040      1,289,488
                                   ---------       ---------      ---------      ---------
                                   ---------       ---------      ---------      ---------

    *Commenced operations October 31, 2000.

(7) Foreign Securities

    Each fund may invest in foreign securities, although only the High Income Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund anticipate having significant investments in such securities. The International Stock Fund, Global Securities, High Income Fund and Emerging Growth Fund may invest 100%, 100%, 25% and 25%, respectively, of their assets in foreign securities. No fund will concentrate its investments in a particular foreign country.

    Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar" securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

(8) Financial Instruments

    Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risks other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an imperfect correlation between the movements in the prices of instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the US. dollar. The Emerging Growth Fund, High Income Fund, International Stock Fund and Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

(9) Securities Lending

    The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash or other liquid assets at least equal to the value of the securities, which is determined on a daily basis. At December 31, 2001, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of the collateral is included within the Statements of Assets and Liabilities as an asset with an offsetting liability. Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at December 31, 2001 is as follows:

                          Value of Securities on Loan

     Bond                        $51,583,328
     High Income                   3,257,034
     Balanced                     45,621,215
     Growth and Income Stock      17,625,252
     Capital Appreciation Stock   34,409,838
     Mid-Cap Stock                17,008,146
     Emerging Growth               3,260,966
     International Stock                  --
     Global Securities             2,440,204

    The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

(10) Concentration of Risk

    The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

(11) Capital Shares and Affiliated Ownership

    All capital shares outstanding at December 31, 2001 are owned by separate investment accounts of CUNA Mutual Life and CUNA Mutual Group related companies. The market value of investments in the funds by affiliates was as follows:

                                       CUNA Mutual              CUNA Mutual                 CUMIS
     Fund                        Life Insurance Company      Insurance Society     Insurance Society, Inc.
     ----                        ----------------------      -----------------     -----------------------
     High Income                   $  5,171,075           $           --                $5,171,075
     Emerging Growth                  3,126,185                2,500,948                   625,237
     International Stock             15,892,476                       --                        --
     Global Securities                       --                4,479,287                 4,479,287

                        Report of Independent Accountants

To the Board of Trustees and Shareholders of Ultra Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Emerging Growth Fund, International Stock Fund and Global Securities Fund (constituting the Ultra Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2001, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 8, 2002

Trustees and Officers

                                                                                                     Number of
                               Position(s)                                                          Portfolios       Other
                               Held with      Length of           Principal Occupation During       Overseen in     Outside
     Name, Address and Age      the Fund      Service(1)                  Past Five Years           Fund Complex Directorships(5)
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------
Michael S. Daubs(2)(3)        Trustee and     1984 -     CUNA Mutual Insurance Society                 19
5910 Mineral Point Road       President       Present    Chief Officer - Investments,
Madison, WI 53705                                        1990 - Present
Age - 58
                                                         CUNA Mutual Life Insurance Company
                                                         Chief Officer - Investments,
                                                         1973 - Present
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------
Lawrence R. Halverson(2)(4)   Trustee and     1988 -     MEMBERS Capital Advisors, Inc.                19
5910 Mineral Point Road       Vice President  Present    Senior Vice President,
Madison, WI 53705                                        1996 - Present
Age - 56
                                                         CUNA Brokerage Services, Inc.
                                                         President,
                                                         1996 - 1998
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------
Mary E. Hoffmann(2)           Treasurer       1999 -     MEMBERS Capital Advisors, Inc.                19
5910 Mineral Point Road                       Present    Assistant Vice President - Product
Madison, WI  53705                                       Operations and Finance,
Age - 32                                                 2001 - Present
                                                         Product Operations and Finance Manager,
                                                         1998 - 2001

                                                         CUNA Mutual Insurance Society
                                                         Investment Accounting Supervisor,
                                                         1996 - 1998
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------
Thomas J. Merfeld(2)          Secretary       1999 -     MEMBERS Capital Advisors, Inc.                10
5910 Mineral Point Road                       Present    Vice President - Asset Liability
Madison, WI  53705                                       Management, 1994 - Present
Age - 45
                                                         Savers Life Insurance Company
                                                         Vice President and Chief Financial
                                                         Officer, 1990 - 1994
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------

Dan Owens(2)                  Assistant       2001 -     MEMBERS Capital Advisors, Inc.                19
5910 Mineral Point Road       Treasurer       Present    Senior Manager Portfolio Operations,
Madison, WI 53705                                        2001 - Present
Age - 35                                                 Investment Operations Manager,
                                                         1999 - 2001

                                                         AmerUS Capital Management
                                                         Manager, Investment Accounting -
                                                         Reporting, 1998 - 1999

                                                         AmerUs Life Holdings, Inc.
                                                         Senior Investment Accountant,
                                                         1994 - 1998

                                                                                                     Number of
                               Position(s)                                                          Portfolios       Other
                               Held with      Length of           Principal Occupation During       Overseen in     Outside
     Name, Address and Age      the Fund      Service(1)                  Past Five Years           Fund Complex Directorships(5)
----------------------------  --------------  ---------  ----------------------------------------  ------------  --------------
Gwendolyn M. Boeke            Trustee         1988 -      Evangelical Lutheran Church in America       19
2000 Heritage Way                             Present     (Chicago, Illinois)
Waverly, IA 50677                                         Regional Director, ELCA Foundation, 1990 -
Age - 67                                                  Present
----------------------------  --------------  ----------  ----------------------------------------  ------------  --------------
Alfred L. Disrud              Trustee         1987 -      Planned Giving Services                       19
2000 Heritage Way                             Present     (Waverly, Iowa)
Waverly, IA 50677                                         Owner, 1986 - Present
Age - 81
----------------------------  --------------  ----------  ----------------------------------------  ------------  --------------
Thomas C. Watt                Trustee         1986 -      Vision Development Services, Inc.             19        Wells   Fargo
2000 Heritage Way                             Present     Consultant,                                             Bank,
Waverly, IA 50677                                         1997 - Present                                          Community
Age - 65                                                                                                          Director,
                                                          MidAmerica Energy Company                               1985 -
                                                          (Waterloo, Iowa)                                        Present
                                                          Manager, Business Initiatives,
                                                          1987 - 1999
----------------------------  --------------  ----------  ----------------------------------------  ------------  --------------

(1) The board of trustees and officers of the Fund do not currently have term limitations.

(2)  "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(5)  Include only directorships with companies that:

     (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or
     (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or
     (c)  are registered as an investment adviser.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits:

     (a) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (b) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (c)  Not Applicable.

     (d)  1.   Management Agreement effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form
               N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Amendment No. 1 to Management Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment No. 2 to Management Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

          4.   a.   Investment Sub-Advisory Agreement Between MEMBERS Capital
                    Advisors, Inc. (f/k/a CIMCO Inc.) and Wellington Management
                    Company LLP effective May 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form
                    N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

               b. Letter amendment between MEMBERS Capital Advisors, Inc. and Wellington Management Company, LLP effective September 21, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

               c. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP effective May 1, 2002.

          5. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Lazard Asset Management effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

          6. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and Massachusetts Financial Services effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

          7. Letter terminating Investment Sub-Advisory Agreement as it relates to the Emerging Growth Fund dated April 2, 2002.

          8. Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Oppenheimer Funds, Inc. effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          9. Servicing Agreement between MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) and CUNA Mutual Insurance Society effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          10. Letter terminating Servicing Agreement between MEMBERS Capital Advisors, Inc. and CUNA Mutual Insurance Society effective June 1, 1999. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          11. Servicing Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          12. Termination Agreement between CUNA Mutual Life Insurance Company and MEMBERS Capital Advisors, Inc. effective December 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

     (e) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (f)  N/A

     (g)  1.   Mutual Fund Custody Agreement between Ultra Series Fund and State
               Street Bank and Trust Company effective April 30, 1997.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Amendment to Mutual Fund Custody Agreement effective December 2, 1999. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

          4. Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          5. Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

     (h)  1.   Participation Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company Pension Plan for Home Office Employees.
               Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on February 12, 1999.

          2. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company Pension Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          3. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Home Office Employees. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          4. Participation Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company 401(k)/Thrift Plan for Agents. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          5. Participation Agreement between Ultra Series Fund and CUNA Mutual Pension Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          6. Participation Agreement between Ultra Series Fund and CUNA Mutual Savings Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          7. Participation Agreement between Ultra Series Fund and CUNA Mutual Thrift Plan. Incorporated herein by reference to post-effective amendment number 22 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 12, 1999.

          8. Investment Accounting Agreement effective October 28, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

     (i) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 27 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on October 10, 2000.

     (j)  Consent of PricewaterhouseCoopers LLP.

     (k)  Not Applicable.

     (l)  1.   Subscription Agreement between Ultra Series Fund and CUNA Mutual
               Life Insurance Company effective October 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.

          2. Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000. Incorporated herein by reference to post-effective amendment number 28 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 12, 2001.


     (m)  1.   Plan of Distribution dated May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          2. Supplement No. 1 to Distrubution Plan effective May 1, 1999. Incorporated herein by reference to post-effective amendment number 23 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 23, 1999.

          3. Supplement No. 2 to Distribution Plan effective October 15, 2000. Incorporated herein by reference to post-effective amendment number 26 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on September 28, 2000.

     (n) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

     (o)  Reserved.

     (p)  1.   Ultra Series Fund's Code of Ethics effective June 1, 2000.
               Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No.
               2-87775) filed with the Commission on April 20, 2000.

          2. MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc.) (Investment Adviser) Code of Ethics effective April 1, 2000. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

          3. CUNA Brokerage Services, Inc.'s (Principal Underwriter) Code of Ethics effective September 1, 1997. Incorporated herein by reference to post-effective amendment number 24 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 20, 2000.

Other Exhibits

         Powers of Attorney

Item 24.  Persons Controlled by or Under Common Control with the Fund

Class Z shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to their qualified retirement plans.

Class C shares of the Ultra Series Fund are offered to separate accounts of insurance companies other than CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates, and to qualified retirement plans of companies not affiliated with the Fund, CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society, or their affiliates. Currently, there are no Class C shares outstanding.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

See organization charts on the following pages.

                          CUNA Mutual Insurance Society
                     ORGANIZATIONAL CHART AS OF JUNE 1, 2001

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.       CUNA Mutual Investment Corporation
         Business: Holding Company
         October 15, 1972*
         State of domicile: Wisconsin

         CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business: Corporate Property/Casualty Insurance May 23, 1960*
                           State of domicile: Wisconsin

                    CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           (1)      Credit Union Mutual Insurance Society
                                        New Zealand Ltd.
                                    Business: Fidelity Bond Coverage
                                    November l, 1990*
                                    State of domicile: Wisconsin

                  b.       CUNA Brokerage Services, Inc.
                           Business: Brokerage
                           July 19, 1985*
                           State of domicile: Wisconsin

                  c.       CUNA Mutual General Agency of Texas, Inc.
                           Business: Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  d.       MEMBERS Life Insurance Company
                           Business: Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile: Wisconsin
                           Formerly CUMIS Life & CUDIS

                  e.       International Commons, Inc.
                           Business: Special Events
                           January 13, 1981*
                           State of domicile: Wisconsin

                  f.       CUNA Mutual Mortgage Corporation
                           Business: Mortgage Servicing
                           November 20, 1978* Incorporated
                           December 1, 1995 Wholly Owned
                           State of domicile: Wisconsin

                  g.       CUNA Mutual Insurance Agency, Inc.
                           Business: Leasing/Brokerage
                           March 1, 1974*
                           State of domicile: Wisconsin
                           Formerly CMCI Corporation

                  h.       Stewart Associates Incorporated
                           Business:  Credit Insurance
                           March 6, 1998
                           State of domicile:  Wisconsin

                  i.       CMG Mortgage Assurance Company
                           Business: Private Mortgage Insurance
                           50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Company October 1, 2000
                           State of domicile: California

                  j.       CUNA Mutual Business Services, Inc.
                           Business: Financial Services
                           Incorporated April 22, 1974
                           Wholly owned March 6, 2000
                           State of domicile: Wisconsin

                  k.       League Insurance Agency
                           Business: Insurance Agency
                           October 1, 2000
                           State of domicile: Connecticut

                    League Insurance Agency is the 100% owner of the following subsidiary:

                                    Member Protection Insurance Plans
                                    Business: Insurance Agency
                                    October 1, 2000
                                    State of domicile: Connecticut

     CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

         (1)      CUNA Mutual Insurance Agency of Alabama, Inc.
                  Business: Property & Casualty Agency
                  May 27, 1993
                  State of domicile: Alabama

         (2)      CUNA Mutual Insurance Agency of New Mexico, Inc.
                  Business: Brokerage of Corporate & Personal Lines
                  June 10, 1993*
                  State of domicile: New Mexico

         (3)      CUNA Mutual Insurance Agency of Hawaii, Inc.
                  Business: Property & Casualty Agency
                  June 10, 1993*
                  State of domicile: Hawaii

         (4)      CUNA Mutual Casualty Insurance Agency of Mississippi, Inc.
                  Business: Property & Casualty Agency
                  June 24, 1993 *
                  State of domicile: Mississippi

         (5)      CUNA Mutual Insurance Agency of Kentucky, Inc.
                  Business: Brokerage of Corporate & Personal Lines October 5, 1994*
                  State of domicile: Kentucky

         (6)      CUNA Mutual Insurance Agency of Massachusetts, Inc.
                  Business: Brokerage of Corporate & Personal Lines January 27, 1995*
                  State of domicile: Massachusetts

2.       C.U.I.B.S. Pty. Ltd.
         Business: Brokerage
         February 18,1981*
         Country of domicile: Australia

3.       CUNA Caribbean Insurance Society Limited
         Business:  Life and Health
         July 4, 1985*
         Country of domicile:  Trinidad and Tobago

         CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

(1)      CUNA Caribbean Insurance Services Limited
                  Business: Insurance Services
                  November 26, 1991
                  Country of domicile:  Trinidad and Tobago

4.       CUNA Mutual Australia Holding Co. Pty. Ltd.
         Business: Holding Company
         September 17, 1999*
         Country of domicile: Australia

          CUNA Mutual Australia Holding Co. Pty. Ltd is the owner of the following subsidiary:

(1)      CUNA Mutual Life Australia, Ltd.
                  Business: Life insurance
                  October 15, 1999
                  Australia

5.       CUNA Mutual Group, Limited
         Business: Brokerage
         May 27, 1998
         Country of domicile: U.K.

* Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.       C. U. Family Insurance Services, Inc./Colorado
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Colleague Services Corporation
         September 1, 1981

2.       C. U. Insurance Services, Inc./Oregon
         50% ownership by CUNA Mutual Insurance Agency, Inc.
         50% ownership by Oregon Credit Union League
         December 27, 1989

3.       The CUMIS Group Limited
         63.3% ownership by CUNA Mutual Insurance Society

4.       MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         January 1, 1992

5.       CUNA Mutual Insurance Agency of Ohio, Inc.
         1% of value owned by Boris Natyshak (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee.
         99% of value-owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
         June 14, 1993

6.       CMG Mortgage Insurance Company
         50% ownership by CUNA Mutual Investment Corporation 50% ownership by PMI Mortgage Insurance Co.
         April 14, 1994

7.       Cooperators Life Assurance Society Limited (Jamaica)
         CUNA Mutual Insurance Society owns 122,500 shares
         Jamaica Co-op Credit Union League owns 127,500 shares
         May 10, 1990

8.       CU Interchange Group, Inc.
         Owned by CUNA Strategic Services, Inc. and various state league organizations
         December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

9.       CMG Mortgage Reinsurance Company
         50% ownership by CUNA Mutual Investment Corporation
         50% ownership by PMI Insurance Company
         July 26, 1999

10.      Credit Union Service Corporation
         Atlanta, Georgia
         Owned by Credit Union National Association, Inc. and 18 state league organizations
         March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

11.      finsure.australia limited
         50% ownership by CUNA Mutual Australia Holding Company Pty. Limited 50% ownership by CUSCAL
         October 15, 1999

12.      CUNA Strategic Services, Inc.
         CUNA Mutual Insurance Society owns 200.71 shares
         December 31, 1999

Partnerships

1.       CM CUSO Limited Partnership, a Washington Partnership
         CUMIS Insurance Society, Inc. - General Partner
         Credit Unions in Washington - Limited Partners
         June 14, 1993

Limited Liability Companies

1.       "Sofia LTD." (Ukraine)
         99.96% CUNA Mutual Insurance Society
         .04% CUMIS Insurance Society, Inc.
         March 6, 1996

2.       'FORTRESS' (Ukraine)
         80% "Sofia LTD."
         19% The Ukrainian National Association of Savings and Credit Unions 1% Service Center by UNASCU
         September 25, 1996

3.       MEMBERS Development Company LLC
         49 % CUNA Mutual Investment Corporation
         51% Credit Unions & CUSOs
         September 24, 1999

4.       The Center for Credit Union Innovation LLC
         33.3% ownership by CUNA Mutual Insurance Society 33.3% ownership by CUNA & Affiliates 33.3% ownership by American Association of Credit Union Leagues
         January 5, 2000

5.       HRValue Group, LLC
         49% CUNA Mutual Insurance Corporation
         51% Leagues and League Service Organizations
         December 1, 2000

Affiliated (Nonstock)

1.       MEMBERS Prime Club, Inc.
         August 8, 1978

2.       CUNA Mutual Group Foundation, Inc.
         July 5, 1967

3.       CUNA Mutual Life Insurance Company
         July 1, 1990

                       CUNA Mutual Life Insurance Company
                  ORGANIZATIONAL CHART AS OF September 21, 2000

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1. MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc. (CIMCO)) An Iowa Business Act Corporation
         50% ownership by CUNA Mutual Life Insurance Company
         50% ownership by CUNA Mutual Investment Corporation
         July 16, 1982

         MEMBERS Capital Advisors, Inc. (f/k/a CIMCO Inc. (CIMCO)) is the
            investment adviser of:
         Ultra Series Fund
         MEMBERS Mutual Funds

2.       Plan America Program, Inc.
         A Maine Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         March 9, 1995

3.       CMIA Wisconsin Inc.
         A Wisconsin Business Act Corporation
         100% ownership by CUNA Mutual Life Insurance Company
         May 29, 1998

Item 25.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is MEMBERS Capital Advisors, Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description. The officers and directors of the Investment Adviser are as follows:

NAME/ADDRESS               POSITION HELD

Michael S. Daubs           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     President
Madison, WI 53705          1982-Present

                           Director
                           1995-Present

                           CUNA Mutual Insurance Society
                           Chief Officer - Investment
                           1990-Present

                           CUNA Mutual Life Insurance Company
                           Chief Officer - Investment
                           1989-Present

Lawrence R. Halverson      MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          1996-Present

                           Vice President
                           1988-Present

                           Secretary
                           1992-1999

                           CUNA Brokerage Services, Inc.
                           President
                           1996-1998

                           Director
                           1996-Present

Joyce A. Harris            MEMBERS Capital Advisors, Inc.
PO Box 7130                Director and Chair
Madison, WI  53707         1992 - Present

                           Heartland Credit Union
                           President and Chief Executive Officer
                           1978- Present

James C. Hickman           MEMBERS Capital Advisors, Inc.
975 University Avenue      Director
Madison, WI 53706          1992 - Present

                           University of Wisconsin
                           Professor
                           1972 - Present

Mary E. Hoffmann           MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Assistant Vice President
Madison, WI 53705          2001 - Present

                           Treasurer
                           2000 - Present

Michael B. Kitchen         MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Director
Madison, WI 53705          1995 - Present

                           CUNA Mutual Insurance Society
                           President and Chief Executive Officer
                           1995- Present

                           CUNA Mutual Life Insurance Company
                           President and Chief Executive Officer
                           1995 - Present

Tracy K. Lien              MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Assistant Secretary
Madison, WI 53705          1999-Present

Thomas J. Merfeld          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          2000 - Present

                           Secretary
                           1999 - Present

                           Vice President
                           1994 - 2000

George A. Nelson           MEMBERS Capital Advisors, Inc.
PO Box 44965               Director and Vice Chair
Madison, WI 53744          1992 - Present

                           Evening Telegram Co. - WISC-TV
                           Executive Vice President
                           1982 - Present

Jeffrey B. Pantages        MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          1998-Present

Mark T. Warshauer          MEMBERS Capital Advisors, Inc.
5910 Mineral Point Rd.     Senior Vice President
Madison, WI 53705          2000 - Present

Item 27.  Distributor

a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, MEMBERS Mutual Funds, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

b. Officers and Directors of CUNA Brokerage.

Name and Principal                  Positions and Offices              Positions and Offices
Business Address                    With the Underwriter               With Registrant
------------------                  --------------------               -----------------

Grael B. Barker                     Director                           CUSO Program Manager
F-SEMD Kentucky

Bradley A. Buss**                   Assistant Vice President           Brokerage Operations

Laurie M. Carlson*                  Assistant Secretary                Law Specialist

Timothy L. Carlson**                Assistant Treasurer                None

David S. Emery                      Vice President                     Division Vice President Credit
9500 Cleveland Ave. #210                                               Union Services
Rancho Cucamonga, CA 91730

Dennis J. Godfrey                   Director                           None

James E. Gowan*                     Director                           Vice President Relationship Management Sales

Timothy S. Halevan**                Compliance Officer                 Broker Dealer Compliance

John W. Henry*                      Director & Vice President          Vice President

Michael G. Joneson*                 Secretary & Treasurer              Forecasting & Planning Vice President, Finance

Daniel J. LaRocque*                 Vice President                     Vice President & Deputy General
                                                                       Counsel

Kevin T. Lentz*                     Director                           Senior Vice President Marketing & Sales

Tracy K. Lien*                      Assistant Secretary                Recording Secretary/Technical Writer

Marcia L. Martin**                  Director & Assistant Vice          Assistant Vice President
                                    President                          Broker/Dealer Ops

Geoffrey M. McCloskey*              Assistant Treasurer                Vice President Shared Services

Faye A. Patzner*                    Vice President                     General Counsel

Patricia A. Price**                 Assistant Vice President           Broker Dealer Relations

Lynn S. Sabo**                      Assistant Vice President           Brokerage Operations

Mark T. Warshauer*                  Director                           Senior Vice President Sales & Marketing

Mark K. Willson*                    Assistant Secretary                Associate Counsel

Deborah A. Withey*                  Assistant Vice President           Advisory Services


*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.


c. There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by:

a.       CUNA Mutual Life Insurance Company
         2000 Heritage Way
         Waverly,  Iowa 50677

b.       MEMBERS Capital Advisors, Inc.
         5910 Mineral Point Road
         Madison, Wisconsin 53705

c        CUNA Mutual Insurance Society
         5910 Mineral Point Road
         Madison, Wisconsin 53705

d.       State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts 02110

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 22nd day of April, 2002.



                                    Ultra Series Fund


                                    /s/ Michael S. Daubs
                                    -----------------------------------
                                    Michael S. Daubs
                                    President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                               DATE


/s/ Gwendolyn M. Boeke*                           October 17, 2001
Gwendolyn M. Boeke
Trustee


/s/ Michael S. Daubs                              April 22, 2002
Michael S. Daubs
President and Trustee


/s/ Alfred L. Disrud*                             October 17, 2001
Alfred L. Disrud
Trustee


/s/ Lawrence R. Halverson                         April 22, 2002
Lawrence R. Halverson
Vice President and Trustee


/s/ Mary E. Hoffmann                              April 22, 2002
Mary E. Hoffmann
Treasurer

/s/ Thomas J. Merfeld                             April 22, 2002
Thomas J. Merfeld
Secretary

/s/ Dan P. Owens                                  April 22, 2002
Dan P. Owens
Assistant Treasurer

/s/ Thomas C. Watt*                               October 17, 2001
Thomas C. Watt
Trustee

/s/ Kevin S. Thompson                             April 22, 2002
Kevin S. Thompson
Attorney-In-Fact

*Pursuant to Powers of Attorney.

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND


Item 23.  Exhibits:

     (d)(4)(c) Investment Sub-Advisory Agreement Between MEMBERS Capital Advisors, Inc. and Wellington Management Company LLP effective May 1, 2002.

     (d)(7) Letter terminating Investment Sub-Advisory Agreement as it relates to the Emerging Growth Fund dated April 2, 2002.

     (j)       Consent of PricewaterhouseCoopers LLP.

Other Exhibits

         Powers of Attorney

                                Exhibit (d)(4)(c)

                        Multi-Cap Growth Stock Portfolio
                                     of the
                                ULTRA SERIES FUND
                        INVESTMENT SUB-ADVISORY AGREEMENT
                                     Between
                         MEMBERS Capital Advisors, Inc.
                                       and
                       Wellington Management Company, LLP


     THIS INVESTMENT SUB-ADVISORY AGREEMENT ("Agreement"), effective as of the 1st day of May, 2002, by and between MEMBERS Capital Advisors, Inc., an Iowa corporation (the "Adviser"), and Wellington Management Company, LLP, a Massachusetts limited liability partnership (the "Sub-Adviser").

     Adviser and Sub-Adviser agree as follows:

1. Adviser hereby engages the services of Sub-Adviser in connection with Adviser's management of a portion of the assets (which could be up to 100%) of the Multi-Cap Growth Stock Fund (the "Portfolio") of the Ultra Series Fund (the "Fund"). Adviser intends to use a manager of managers approach to the management of the Portfolio, as well as other portfolios in the Fund. Therefore, the number of sub-advisers and the percentage of assets of the Portfolio managed by each sub-adviser will be determined by the Fund's Board of Trustees and the Adviser from time to time. The portion of the assets assigned to the Sub-Adviser, whether 100% of the Portfolio or less, will be referred to herein as the "Sub-Portfolio." Pursuant to this Agreement and subject to the oversight and supervision by Adviser and the officers and the Board of Trustees of the Fund, Sub-Adviser shall manage the investment and reinvestment of the assets of the Sub-Portfolio as requested by the Adviser.

2. Sub-Adviser hereby accepts employment by Adviser in the foregoing capacity and agrees, at its own expense, to render the services set forth herein and to provide the office space, furnishings, equipment and personnel required by it to perform such services on the terms and for the compensation provided in this Agreement.

3. In particular, Sub-Adviser shall furnish continuously an investment program for the Sub-Portfolio and shall determine from time to time in its discretion the securities and other investments to be purchased or sold or exchanged and what portions of the Sub-Portfolio shall be held in various securities, cash or other investments. In this connection, Sub-Adviser shall provide Adviser and the officers and Trustees of the Fund with such reports and documentation as the latter shall reasonably request regarding Sub-Adviser's management of the Sub-Portfolio's assets.

4. Sub-Adviser shall carry out its responsibilities under this Agreement in compliance with: (a) the Portfolio's investment objective, policies and restrictions as set forth in the Fund's current registration statement, (b) such policies or directives as the Fund's Trustees may from time to time establish or issue, and (c) applicable law and related regulations. Adviser shall promptly notify Sub-Adviser of changes to (a) or (b) above and shall notify Sub-Adviser of changes to (c) above promptly after it becomes aware of such changes.

5. The Sub-Adviser and Adviser acknowledge that the Sub-Adviser is not the compliance agent for the Fund or for the Adviser, and does not have access to all of the Fund's or the Portfolio's books and records necessary to perform certain compliance testing. To the extent that the Sub-Adviser has agreed to perform the services specified in this Agreement in accordance with the Fund's registration statement, the Fund's Declaration of Trust, the Portfolio's prospectus and any policies adopted by the Fund's Board of Trustees applicable to the Portfolio, and in accordance with applicable law, the Sub-Adviser shall perform such services based upon its books and records with respect to the Portfolio, which comprise a portion the Portfolio's books and records, and upon information and written instructions received from the Fund or the Adviser, and shall not be held responsible under this Agreement so long as it performs such services in accordance with this Agreement, the policies of the Fund's Board of Trustees and applicable law based upon such books and records and such information and instructions provided by the Fund or the Adviser. The Adviser shall promptly provide the Sub-Adviser with copies of the Fund's registration statement, the Fund's Declaration of Trust, the Portfolio's currently effective prospectus and any written policies or procedures adopted by the Fund's Board of Trustees applicable to the Portfolio and any amendments or revisions thereto.

6. The Sub-Adviser shall have full and complete discretion to establish brokerage accounts with one or more brokers, dealers or other financial intermediaries as Sub-Adviser may select, including those which from time to time may furnish to Sub-Adviser or its affiliates statistical and investment research information and other services. Sub-Adviser will place orders with or through such brokers, dealers or other financial intermediaries in accordance with Wellington Management's Statement of Policy on Brokerage Practices and the policy with respect to brokerage set forth in the Fund's Registration Statement or as the Board of Trustees or the Adviser may direct from time to time, in conformity with federal securities laws

     On occasions when Sub-Adviser deems the purchase or sale of a security to be in the best interest of the Sub-Portfolio as well as other clients of the Sub-Adviser, the Sub-Adviser to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be purchased or sold to attempt to obtain a more favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transactions, will be made by the Sub-Adviser in the manner the Sub-Adviser considers to be the most equitable and consistent with its fiduciary obligations to the Portfolio and to its other clients.

7. Unless the Adviser gives the Sub-Adviser written instructions to the contrary, the Sub-Adviser shall use its good faith judgment in a manner which it reasonably believes best serves the interests of the Portfolio's shareholders to vote or abstain from voting all proxies solicited by or with respect to the issuers of securities in which assets of the Portfolio may be invested.

     The Sub-Adviser shall not file class action claims or derivative shareholder claims on behalf of the Sub-Advised Funds. However, the Sub-Adviser will provide transaction information to the Client or custodian upon reasonable request.

8. Sub-Adviser's services under this Agreement are not exclusive. Sub-Adviser may provide the same or similar services to other clients. Sub-Adviser shall for all purposes herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Adviser, the Fund or the Portfolio or otherwise be deemed agents of the Adviser, the Fund or the Portfolio.

9. For the services rendered, the facilities furnished and the expenses assumed by Sub-Adviser, Adviser shall pay Sub-Adviser at the end of each month, a fee based on the average daily net assets of each Portfolio at the annual rates of 0.50% of the first $100 million, and 0.40% over $100 million. Sub-Adviser's fee shall be accrued daily at 1/365th of the applicable annual rate set forth above. For the purpose of accruing compensation, the net assets of the Sub-Portfolio shall be determined in the manner and on the dates set forth in the current prospectus of the Fund, and, on days on which the net assets are not so determined, the net asset value computation to be used shall be as determined on the next day on which the net assets shall have been determined. In the event of termination of this Agreement, all compensation due through the date of termination will be calculated on a pro-rated basis through the date of termination and paid within thirty business days of the date of termination.

     During any period when the determination of net asset value is suspended, the net asset value of the Sub-Portfolio as of the last business day prior to such suspension shall for this purpose be deemed to be the net asset value at the close of each succeeding business day until it is again determined.

10. The Sub-Adviser shall maintain all books and records with respect to the Sub-Advised Fund's portfolio transactions required by subparagraphs (b)(5), (6),
(7), (9), (10) and (11) and paragraph (f) of Rule 31a-1 under the Investment company Act of 1940, as amended (the "1940 Sub-Act") and shall render to the Manager such periodic and special reports as the Manager may reasonably request.

     Sub-Adviser agrees that all books and records which it maintains for the Sub-Portfolio or the Fund pursuant to this section are the property of the Fund and further agrees to surrender promptly to the Adviser or the Fund any such books, records or information upon the Adviser's or the Fund's request. All such books and records shall be made available, within five business days of a written request, to the Fund's accountants or auditors during regular business hours at Sub-Adviser's offices. Adviser and the Fund or either of their authorized representative shall have the right to copy any records in the possession of Sub-Adviser which pertain to the Portfolio or the Fund. Such books, records, information or reports shall be made available to properly authorized government representatives consistent with state and federal law and/or regulations. In the event of the termination of this Agreement, all such books, records or other information shall be returned to Adviser or the Fund free from any claim or assertion of rights by Sub-Adviser.

11. The Adviser and Sub-Adviser shall cooperate with each other in providing information, reports and other materials to regulatory and administrative bodies having proper jurisdiction over the Portfolio, the Adviser and the Sub-Adviser in connection with the services provided pursuant to this Agreement; provided, however, that this agreement to cooperate does not apply to the provision of information, reports and other materials which either the Adviser or the Sub-Adviser reasonably believes the regulatory or administrative body does not have the authority to request or is the privileged or confidential information of the Adviser or Sub-Adviser.

12. Each party to this agreement agrees that it will not disclose or use any records or information of the other party (the "non-disclosing party") obtained pursuant to this Agreement in any manner whatsoever except as authorized in this Agreement and that it will keep confidential any non-public information obtained pursuant to this Agreement and disclose such information only if non-disclosing party (or the Fund, in cases where the non-disclosing party is the Adviser) has authorized such disclosure, or if such disclosure is required by federal or state regulatory authorities.

13. In the absence of willful misfeasance, bad faith or gross negligence on the part of Sub-Adviser or its officers, Trustees or employees, or reckless disregard by Sub-Adviser of its duties under this Agreement, Sub-Adviser shall not be liable to Adviser, the Portfolio, the Fund or to any shareholder of the Portfolio for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security, except to the extent specified in Section 36(b) of the 1940 Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

14. Representations and Warranties.

     a. Adviser represents and warrants that:

          (1) Adviser is registered with the U.S. Securities and Exchange Commission under the Advisers Act. The Adviser shall remain so registered throughout the term of this Agreement and shall notify Sub-Adviser immediately if Adviser ceases to be so registered as an investment adviser;

          (2) The Adviser is a corporation duly organized and validly existing under the laws of the State of Iowa with the power to own and possess its assets and carry on its business as it is now being conducted;

          (3) The execution, delivery and performance by the Adviser of this Agreement are within the Adviser's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (a) any provision of applicable law, rule or regulation; (b) the Advisers' Articles of Incorporation or Bylaws; or (c) any agreement, judgment, injunction, order, decree or other instruments binding upon the Adviser;

          (4) This Agreement is a valid and binding Agreement of the Adviser;

          (5) The Adviser has provided the Sub-Adviser with a copy of its Form ADV as most recently filed with the Securities and Exchange Commission ("SEC") and the Adviser further represents that it will, within a reasonable time after filing any amendment to its Form ADV with the SEC furnish a copy of such amendments to the Sub-Adviser. The information contained in the Adviser's Form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; and

          (6) The Adviser acknowledges that it received a copy of the Sub-Adviser's current Form ADV, at least 48 hours prior to the execution of this Agreement and has delivered a copy of the same to the Fund.

     b. Sub-Adviser represents and warrants that:

     (1) Sub-Adviser is registered with the U.S. Securities and Exchange Commission under the Advisers Act. The Sub-Adviser shall remain so registered throughout the term of this Agreement and shall notify Adviser immediately if Sub-Adviser ceases to be so registered as an investment adviser;

     (2) The Sub-Adviser is a limited liability partnership duly organized and validly existing under the laws of the Commonwealth of Massachusetts with the power to own and possess its assets and carry on its business as it is now being conducted;

     (3) The execution, delivery and performance by the Sub-Adviser of this Agreement are within the Sub-Adviser's powers and have been duly authorized by all necessary action on the part of its directors, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Sub-Adviser for the execution, delivery and performance of this Agreement by the parties hereto, and the execution, delivery and performance of this Agreement by the parties hereto does not contravene or constitute a default under: (a) any provision of applicable law, rule or regulation; (b) the Sub-Advisers Articles of Incorporation or Bylaws; or (c) any agreement, judgment, injunction, order, decree or other instruments binding upon the Sub-Adviser;

     (4) This Agreement is a valid and binding Agreement of the Sub-Adviser;

     (5) The Sub-Adviser has provided the Adviser with a copy of its Form ADV as most recently filed with the SEC and the Sub-Adviser further represents that it will, within a reasonable time after filing any amendment to its Form ADV with the SEC furnish a copy of such amendments to the Adviser. The information contained in the Sub-Adviser's Form ADV is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; and

     (6) The Sub-Adviser acknowledges that it received a copy of the Adviser's current Form ADV, at least 48 hours prior to the execution of this Agreement and has delivered a copy of the same to the Fund.

15. The Adviser will not use, and will not permit the Fund to use, the Sub-Adviser's name (or that of any affiliate) or any derivative thereof or logo associated therewith in Fund literature without prior review and approval by the Sub-Adviser.

16. This Agreement shall not become effective unless and until it is approved by the Board of Trustees of the Fund, including a majority of Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement. This Agreement shall come into full force and effect on the date which it is so approved. This Agreement shall continue in effect for two years and shall thereafter continue in effect from year to year so long as such continuance is specifically approved at least annually by (i) the Board of Trustees of the Fund, or by the vote of a majority of the outstanding votes attributable to shares of the class of stock representing an interest in the Portfolio; and (ii) a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

17. This Agreement may be terminated at any time without the payment of any penalty, by the Fund's Board of Trustees, or by vote of a majority of the outstanding votes attributable to shares of the class of stock representing an interest in the Portfolio on sixty (60) days written notice to the Adviser and Sub-Adviser, or by the Adviser, or by the Sub-Adviser, on sixty (60) days written notice to the other. This Agreement shall automatically terminate in the event of its assignment or in the event of the termination of the investment advisory agreement between the Adviser and the Fund regarding the Adviser's management of the Portfolio.

18. This Agreement may be amended by either party only if such amendment is specifically approved by a majority of those Trustees who are not parties to this Agreement or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval.

19. The terms "assignment", "affiliated person" and "interested person", when used in this Agreement, shall have the respective meanings specified in the 1940 Act. The term "majority of the outstanding votes attributable to shares of the class" means the lesser of (a) 67% or more of the shares of such class present at a meeting if more than 50% of such shares are present or represented by proxy or (b) more than 50% of the votes attributable to the shares of such class.

20. This Agreement shall be construed in accordance with laws of the Commonwealth of Massachusetts, and applicable provisions of the Advisers Act.

21. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

     IN WITNESS WHEREOF, the parties hereto have executed and delivered this Agreement as of the date first above written.

                                 MEMBERS Capital Advisors, Inc.


                                 By: /s/Michael S. Daubs
                                 Michael S. Daubs, President

ATTEST:

/s/Kevin S. Thompson

                                 Wellington Management Company, LLP


                                 By: /s/ John H. Gooch
                                 Title: Senior Vice President

ATTEST:

/s/Sara Lou Sherman

                                 Exhibit (d)(7)

Lawrence R. Halverson
Senior Vice President
MEMBERS Capital Advisors, Inc.
Phone:   608.231.8145
Fax:     608.238.2316
E-mail:  larry.halverson@cunamutual.com





April 25, 2002

Massachusetts Financial Services
Attn.  Arnold D. Scott
Senior Executive Vice President
500 Boylston Street
Boston, MA  02116-3741

Re:      MEMBERS Mutual Funds and Ultra Series Fund Subadvisor Status

Dear Mr. Scott:

This letter is to provide you written notice that pursuant to Section 18 of the Investment Subadvisory Agreements between CIMCO Inc. (n/k/a MEMBERS Capital Advisors, Inc.) and Massachusetts Financial Services Company effective October 15, 2000 and February 1, 2000, that MEMBERS Capital Advisors, Inc. will terminate the Agreements, as they relate to the Emerging Growth Fund, effective May 1, 2002. Until April 30, 2002, we hope and expect to maintain a professional working relationship and for the parties to work together to minimize transition costs.

Very truly yours,


/s/ Lawrence R. Halverson
Lawrence R. Halverson
Senior Vice President
MEMBERS Capital Advisors, Inc.

cc:  Kevin Thompson
       Michael Daubs

                                   Exhibit (j)

PRICEWATERHOUSECOOPERS

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in this registration statement in Form N-1A of our report dated February 8, 2002, relating to the financial statements and financial highlights of Ultra Series Fund, Inc., which appear in such Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Registration Statement.

/s/ PricewaterhouseCoopers, LLP
Milwaukee, Wisconsin
April 23, 2002

                                 Other Exhibits
                               Powers of Attorney


                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 17th day of October, 2001.


                           /s/ Gwendolyn M. Boeke
                           Gwendolyn M. Boeke, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 17th day of October, 2001.


                            /s/ Michael S. Daubs
                            Michael S. Daubs, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 17th day of October, 2001.


                            /s/ Alfred L. Disrud
                            Alfred L. Disrud, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 17th day of October, 2001.


                         /s/ Lawrence R. Halverson
                         Lawrence R. Halverson, Trustee

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Kevin
S. Thompson, Steve R. Suleski and Faye A. Patzner, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 17th day of October, 2001.


                             /s/ Thomas C. Watt
                             Thomas C. Watt, Trustee